Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Entity Information
Entity Registrant Name	Navios Maritime Holdings Inc.
Trading Symbol	NM
Entity Central Index Key	0001333172
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	103,255,409

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 257,868	$ 171,096
Restricted cash	24,704	6,399
Accounts receivable, net	85,721	101,386
Due from affiliate companies	50,837	49,404
Inventories	31,555	21,735
Prepaid expenses and other current assets	19,882	20,954
Total current assets	470,567	370,974
Deposit for vessel acquisitions		63,814
Vessels, port terminal and other fixed assets, net	1,746,493	1,767,946
Deferred financing costs, net	28,273	29,222
Deferred dry dock and special survey costs, net	26,661	19,413
Loan receivable from affiliate company	35,000	40,000
Long-term receivable from affiliate company	57,701
Investments In Affiliates	197,291	117,088
Investments In Available For Sale Securities	559	82,904
Other long term assets	9,523	18,854
Intangibles other than goodwill	209,058	243,273
Goodwill	160,336	160,336
Total non-current assets	2,470,895	2,542,850
Total assets	2,941,462	2,913,824
Current Liabilities
Accounts payable	63,921	52,113
Dividends Payable		6,149
Accrued expenses	75,681	63,870
Deferred income and cash received in advance	15,326	28,557
Current portion of capital lease obligations	1,353	31,221
Current portion of long term debt	33,095	70,093
Total current liabilities	189,376	252,003
Senior and ship mortgage notes, net of discount	1,034,141	945,538
Long term debt, net of current portion	290,976	437,926
Capital lease obligations, net of current portion	23,759
Unfavorable lease terms	32,006	44,825
Other long term liabilities and deferred income	29,643	38,212
Deferred tax liability	18,522	19,628
Total non-current liabilities	1,429,047	1,486,129
Total liabilities	1,618,423	1,738,132
Commitments and contingencies	0	0
Stockholders' equity
Preferred Stock - $0.0001 par value, authorized 1,000,000 shares, 8,479 issued and outstanding for both December 31, 2012 and 2011.	0	0
Common stock - $0.0001 par value, authorized 250,000,000 shares, issued and outstanding 103,255,409 and 102,409,364, as of December 31, 2012 and 2011, respectively	10	10
Additional paid-in capital	547,377	542,582
Accumulated other comprehensive (loss)/income	(558)	6,166
Retained earnings	659,547	510,348
Total Navios Holdings' stockholders' equity	1,206,376	1,059,106
Noncontrolling interest	116,663	116,586
Total stockholder's equity	1,323,039	1,175,692
Total liabilities and stockholders' equity	$ 2,941,462	$ 2,913,824

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred Stock Shares Authorized	1,000,000	1,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock Shares Issued	8,479	8,479
Common Stock Shares Authorized	250,000,000	250,000,000
Common Stock Par Or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock Shares Issued	103,255,409	102,409,364

Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 616,494	$ 689,355	$ 679,918
Time charter, voyage and logistics business expenses	(269,279)	(273,312)	(285,742)
Direct vessel expenses	(117,790)	(117,269)	(97,925)
General and administrative expenses	(51,331)	(52,852)	(58,604)
Depreciation and amortization	(108,206)	(107,395)	(101,793)
Provision for losses on accounts receivable	(17,136)	(239)	(4,660)
Interest income	2,717	4,120	3,642
Interest expense and finance cost, net	(106,196)	(107,181)	(106,022)
(Loss)/gain on derivatives	(196)	(165)	4,064
Gain on sale of assets	323	38,822	55,432
(Loss)/gain on change in control		(35,325)	17,742
Loss on bond extinguishment		(21,199)
Other income	189,239	1,660	10,349
Other expense	(10,993)	(12,990)	(11,303)
Income before equity in net earnings of affiliated companies	127,646	6,030	105,098
Equity in net earnings of affiliated companies	48,228	35,246	40,585
Income before taxes	175,874	41,276	145,683
Income tax (expense)/benefit	(312)	56	(414)
Net income	175,562	41,332	145,269
Less: Net (income)/loss attributable to the noncontrolling interest	(77)	(506)	488
Preferred stock dividends of subsidiary		(27)
Preferred stock dividends attributable to the noncontrolling interest		12
Net income attributable to Navios Holdings common stockholders	175,485	40,811	145,757
Income attributable to Navios Holdings common stockholders, basic	173,780	39,115	143,307
Income attributable to Navios Holdings common stockholders, diluted	175,485	40,811	146,878
Basic net earnings per share attributable to Navios Holdings common stockholders	$ 1.72	$ 0.39	$ 1.43
Weighted average number of shares, basic	101,232,720	100,926,448	100,518,880
Diluted net earnings per share attributable to Navios Holdings common stockholders	$ 1.58	$ 0.37	$ 1.26
Weighted average number of shares, diluted	111,033,758	110,323,652	116,182,356
Other comprehensive (loss)/income [Abstract]
Unrealized holding (loss)/gain on investments in-available-for-sale securities	(566)	(26,458)	17,468
Reclassification to investments in affiliates	(6,158)
Total other comprehensive (loss)/income	(6,724)	(26,458)	17,468
Total comprehensive income	168,838	14,859	162,737
Comprehensive (income)/loss attributable to noncontrolling interest	(77)	(506)	488
Total comprehensive income attributable to Navios Holdings common stockholders	$ 168,761	$ 14,353	$ 163,225

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net income	$ 175,562	$ 41,332	$ 145,269
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	108,206	107,395	101,793
Amortization and write-off of deferred financing costs	6,309	5,580	11,752
Amortization of deferred dry dock and special survey costs	7,289	5,364	3,306
Provision for losses on accounts receivable	17,136	239	4,660
Unrealized loss/(gain) on FFA derivatives	124	(289)	19,903
Unrealized gain on warrants			(5,888)
Unrealized gain on interest rate swaps			(1,133)
Share based compensation and consultancy fees	4,712	4,252	8,095
Gain on sale of assets	(323)	(38,822)	(55,432)
Gain on repurchase of convertible bond			(3,799)
Loss on bond extinguishment		5,573
Loss/(gain) on change in control		35,325	(17,742)
Income tax expense/(benefit)	312	(56)	414
Equity in affiliates, net of dividends received	(2,317)	6,909	307
Changes in operating assets and liabilities:
Decrease in restricted cash	1,317	13,043	3,855
(Increase)/decrease in accounts receivable	(1,434)	(32,594)	3,465
Increase in inventories	(9,820)	(2,311)	(5,708)
Decrease/(increase) in prepaid expenses and other assets	18,384	(4,375)	8,478
Increase in due from affiliate companies	(59,134)	(50,786)	(630)
Increase/(decrease) in accounts payable	6,701	1,333	(11,445)
Increase/(decrease) in accrued expenses	9,483	18,539	(1,927)
(Decrease)/increase in deferred income	(13,340)	10,168	(2,104)
Decrease in other long term liabilities	(20,739)	(6,742)	(15,123)
(Decrease)/increase in derivative assets and liabilities	(121)	335	7,612
Payments for dry dock and special survey costs	(14,461)	(12,769)	(9,337)
Net cash provided by operating activities	233,846	106,643	188,641
INVESTING ACTIVITIES:
Cash acquired through asset acquisition	33
Deconsolidation of Navios Acquisition		(72,425)
Acquisition of subsidiary, net of cash acquired			(98,913)
Proceeds from sale of assets	67,500	120,000	484,082
Decrease in restricted cash		778	67,659
Receipts from investment in finance lease			180
Loan repayment from affiliate company	10,000	6,000
Loan proceeds to affiliate company	(11,120)	(33,609)
Deposits for vessel acquisitions		(66,769)	(343,243)
Acquisition of General Partner units	(1,472)	(2,052)	(6,151)
Acquisition of vessels	(38,357)	(56,059)	(222,773)
Purchase of property, equipment and other fixed assets	(19,333)	(71,128)	(16,761)
Net cash provided by/(used in) investing activities	7,251	(175,264)	(135,920)
FINANCING ACTIVITIES:
Proceeds from long-term loans	52,230	86,379	466,634
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	84,965	534,188	400,000
Repayment of long-term debt and payment of principal	(236,178)	(248,487)	(804,397)
Repayment of senior notes		(300,000)
Payments of obligations under capital leases	(1,519)	(1,040)
Proceeds from warrant exercise			(2,060)
Debt issuance costs	(1,858)	(2,767)	(23,458)
(Increase)/decrease in restricted cash	(19,623)	(284)	17,662
Acquisition of noncontrolling interest		(8,638)
Dividends to noncontrolling shareholders			(470)
Repurchase of preferred stock			(49,016)
Preferred shares issuance costs			(1,819)
Repurchase of convertible bond			(29,100)
Issuance of common stock	93	415	415
Dividends paid	(32,435)	(27,238)	(27,037)
Proceeds from equity offering, net of fees			33,402
Acquisition of treasury stock		(221)
Net cash (used in)/provided by financing activities	(154,325)	32,307	(19,244)
Increase/(decrease) in cash and cash equivalents	86,772	(36,314)	33,477
Cash and cash equivalents, beginning of year	171,096	207,410	173,933
Cash and cash equivalents, end of year	257,868	171,096	207,410
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	102,119	78,151	85,361
Cash paid for income taxes	864	834	485
Non-cash investing and financing activities
Capitalized deferred financing costs into vessel cost	135	291	590
Reclassification of investments in available for sale securities to investments in affiliates (Note 9)	82,572
Reclassification of accumulated other comprehensive income to investments in affiliates (Note 9)	6,158
Purchase of property and equipment	(15,413)
Working Capital Acquired	597
Revaluation of vessels due to restructuring of capital lease obligations	4,590
Decrease in capital lease obligations due to restructuring	(4,590)
Issuance of preferred stock in connection with the acquisition of vessels (Note 7 and 17)			69,301
Dividends declared but not paid		6,149	7,214
Shares released to the shareholders of Horamar (Note 3)			10,869
Investments in available for sale securities (Note 24)	810	10,283	35,297
Debt assumed in connection with acquisitions of businesses (Note 11)			543,438
Capital lease obligations			34,033
Consultancy Fees			5,619
Contribution from non controlling shareholders			$ (2,237)

Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Total USD ($)	Preferred Stock	Common Stock USD ($)	Additional Paid In Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income/Loss USD ($)	Total Navios Holdings' Stockholders' Equity USD ($)	Noncontrolling Interest USD ($)
Balance at Dec. 31, 2009	$ 1,060,750		$ 10	$ 533,729	$ 376,585	$ 15,156	$ 925,480	$ 135,270
Balance, Number of Shares at Dec. 31, 2009		8,201	100,874,199
Net income	145,269				145,757		145,757	(488)
Total other comprehensive (loss)/income	17,468					17,468	17,468
Consolidation of Navios Acquisition	65,157							65,157
Navios Acquisition consultancy fees	5,619							5,619
Navios Acquisition - equity issuance and warrant exercise (net of $3,364 of program related expenses) including reallocation adjustments	26,585			(23,945)			(23,945)	50,530
Navios Acquisition - equity consideration for VLCC acquisition (Note 3)	10,744							10,744
Navios Acquisition - dividends paid	(1,120)							(1,120)
Navios Logistics - release of escrow shares (Note 3)	10,869							10,869
Navios Logistics dividends to noncontrolling shareholders	(470)							(470)
Navios Logistics - reallocation of noncontrolling interest (Note 23)	(19,501)							(19,501)
Navios Logistics - equity issuance	1,350							1,350
Repurchase of preferred stock (including expenses of $318) (Note 17)	(49,016)			(49,016)			(49,016)
Repurchase of preferred stock (including expenses of $318) (Note 17) Number of Shares		(13,132)
Issuance of Preferred Stock (Note 17)	67,633			67,633			67,633
Issuance of Preferred Stock (Note 17), Number of Shares		13,410
Stock based compensation (Note 17)	2,864			2,864			2,864
Stock based compensation expenses (Note 17), Number of Shares			689,567
Dividends declared/paid	(26,658)				(26,658)		(26,658)
Balance at Dec. 31, 2010	1,317,543		10	531,265	495,684	32,624	1,059,583	257,960
Balance, Number of Shares at Dec. 31, 2010		8,479	101,563,766
Net income	41,317				40,811		40,811	506
Total other comprehensive (loss)/income	(26,458)					(26,458)	(26,458)
Navios Logistics acquisition of noncontrolling interest (including transaction expenses) (Note 23)	(8,638)			6,925			6,925	(15,563)
Dividends paid by subsidiary to noncontrolling shareholders on common stock and preferred stock	(1,148)							(1,148)
Preferred stock dividends of subsidiary attributable to the noncontrolling interest	15							15
Navios Acquisition deconsolidation (Note 3)	(125,184)							(125,184)
Acquisition of treasury shares (Note 17)	(221)			(221)			(221)
Acquisition of treasury shares (Note 17), Number of Shares	73,651		(73,651)
Stock based compensation (Note 17)	4,613			4,613			4,613
Stock based compensation expenses (Note 17), Number of Shares			919,249
Dividends declared/paid	(26,147)				(26,147)		(26,147)
Balance at Dec. 31, 2011	1,175,692		10	542,582	510,348	6,166	1,059,106	116,586
Balance, Number of Shares at Dec. 31, 2011		8,479	102,409,364
Net income	175,562				175,485		175,485	77
Total other comprehensive (loss)/income	(6,724)					(6,724)	(6,724)
Stock based compensation (Note 17)	4,795			4,795			4,795
Stock based compensation expenses (Note 17), Number of Shares			846,045
Dividends declared/paid	(26,286)				(26,286)		(26,286)
Balance at Dec. 31, 2012	$ 1,323,039		$ 10	$ 547,377	$ 659,547	$ (558)	$ 1,206,376	$ 116,663
Balance, Number of Shares at Dec. 31, 2012		8,479	103,255,409

Description of Business	12 Months Ended
Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Description of business
NOTE 1: DESCRIPTION OF BUSINESS

On August 25, 2005, Navios Maritime Holdings Inc. (“Navios Holdings” or the “Company”) was acquired by International Shipping Enterprises, Inc. (“ISE”) through the purchase of all of the outstanding shares of common stock of Navios Holdings. As a result of this acquisition, Navios Holdings became a wholly owned subsidiary of ISE. In addition, on August 25, 2005, simultaneously with the acquisition of Navios Holdings, ISE effected a reincorporation from the State of Delaware to the Republic of the Marshall Islands through a downstream merger with and into its newly acquired wholly owned subsidiary, whose name was and continues to be Navios Maritime Holdings Inc.
Navios Holdings is a global, vertically integrated seaborne shipping and logistics company focused on the transport and transshipment of drybulk commodities, including iron ore, coal and grain.
Navios Logistics
Navios South American Logistics Inc. (“Navios Logistics”), a consolidated subsidiary of the Company, is one of the largest logistics companies in the Hidrovia region of South America, serving the storage and marine transportation needs of its customers through two port storage and transfer facilities, one for grain commodities and the other for refined petroleum products, and a diverse fleet consisting of vessels, barges and pushboats. Navios Holdings currently owns 63.8% of Navios Logistics.
Navios Acquisition
Navios Maritime Acquisition Corporation (“Navios Acquisition”) (NYSE: NNA), an affiliate (former subsidiary) of the Company, is an owner and operator of tanker vessels focusing in the transportation of petroleum products (clean and dirty) and bulk liquid chemicals.
As of December 31, 2012, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 45.24% and its economic interest in Navios Acquisition was 53.96%.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary of significant accounting policies
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

(a)        Basis of Presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

(b)         Principles of Consolidation: The accompanying consolidated financial statements include the accounts of Navios Holdings and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.
Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.
Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Affiliates included in the financial statements accounted for under the equity method
In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods during which such entities were affiliates of Navios Holdings: (i) Navios Partners and its subsidiaries (ownership interest as of December 31, 2012 was 25.2%, which includes a 2% general partner interest); (ii) Navios Acquisition and its subsidiaries (economic interest as of December 31, 2012 was 53.96%) and (iii) Acropolis Chartering and Shipping Inc. (“Acropolis”) (ownership interest as of December 31, 2012 was 50%).

Subsidiaries included in the consolidation:

Company Name	Nature / Vessel Name	Effective Ownership Interest	Country of Incorporation	Statement of operations
				2012	2011	2010
Navios Maritime Holdings Inc.	Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios International Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navimax Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Handybulk Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hestia Shipping Ltd.	Operating Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Anemos Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios ShipManagement Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
NAV Holdings Limited	Sub-Holding Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar N.V.	Operating Company/Vessel Owning Company	100%	Belgium	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Bulkinvest S.A.	Operating Company	100%	Luxembourg	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Primavera Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ginger Services Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aquis Marine Corp.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/23 -12/31
Navios Tankers Management Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/24 -12/31
Astra Maritime Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Achilles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Apollon Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Herakles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hios Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ionian Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kypros Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Meridian Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercator Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Arc Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Horizon Shipping Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Magellan Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Star Maritime Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corsair Shipping Ltd.	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rowboat Marine Inc.	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hyperion Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 1/7
Beaufiks Shipping Corporation	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nostos Shipmanagement Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	—	—	3/18 - 5/27
Amorgos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Andros Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Antiparos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Ikaria Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Kos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Mytilene Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Skiathos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Syros Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Skopelos Shipping Corporation	Vessel Owning Company	100%	Cayman Is.	—	—	3/18 - 5/27
Sifnos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Ios Shipping Corporation	Vessel Owning Company	100%	Cayman Is.	—	—	3/18 - 5/27
Thera Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Crete Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Rhodes Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Tinos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Portorosa Marine Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 -12/31	1/1 -12/31	1/1 - 12/31
Shikhar Ventures S.A.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sizzling Ventures Inc.	Operating Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rheia Associates Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Taharqa Spirit Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rumer Holding Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Chilali Corp.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 3/17
Pharos Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pueblo Holdings Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Surf Maritime Co.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 5/19
Quena Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Orbiter Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 5/18	1/1 - 12/31
Aramis Navigation Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
White Narcissus Marine S.A.	Vessel Owning Company	100%	Panama	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios GP L.L.C.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pandora Marine Inc.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 11/14
Floral Marine Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 14/6	1/1 - 12/31	1/1 - 12/31
Red Rose Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Customized Development S.A.	Vessel Owning Company	100%	Liberia	—	—	1/1 - 11/14
Highbird Management Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ducale Marine Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kohylia Shipmanagement S.A.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 5/18	1/1 - 12/31
Vector Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	2/16 - 12/31
Faith Marine Ltd.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	5/19 - 12/31
Navios Maritime Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance II (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/12 - 12/31	—
Solange Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	5/16 - 12/31	—
Tulsi Shipmanagement Co.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	4/20 - 12/31	—
Cinthara Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	4/28 - 12/31	—
Rawlin Services Co.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	5/3 - 12/31	—
Mauve International S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	5/16 - 12/31	—
Mandora Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	10/17 - 12/31	—
Serenity Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	2/23 - 12/31	—	—
Navios Maritime Acquisition Corporation and Subsidiaries (1) :
Navios Maritime Acquisition Corporation	Sub-Holding Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Amorgos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Andros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Antiparos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Ikaria Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Kos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Mytilene Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Skiathos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Syros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Skopelos Shipping Corporation	Vessel Owning Company	53.7%	Cayman Is.	—	1/1-3/30	5/28 -12/31
Sifnos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Ios Shipping Corporation	Vessel Owning Company	53.7%	Cayman Is.	—	1/1-3/30	5/28 -12/31
Thera Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Shinyo Dream Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Kannika Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Kieran Limited	Vessel Owning Company	53.7%	British Virgin Is.	—	1/1-3/30	9/10 -12/31
Shinyo Loyalty Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Navigator Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Ocean Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Saowalak Limited	Vessel Owning Company	53.7%	British Virgin Is.	—	1/1-3/30	9/10 -12/31
Crete Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Rhodes Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Tinos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Folegandros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	10/26 -12/31
Navios Acquisition Finance (US) Inc.	Operating Company	53.7%	Delaware	—	1/1-3/30	10/05 -12/31
Serifos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	10/26 -12/31
Navios South American Logistics and Subsidiaries:
Navios South American Logistics Inc.	Sub-Holding Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corporacion Navios S.A.	Operating Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nauticler S.A.	Sub-Holding Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Compania Naviera Horamar S.A.	Vessel Operating Management Company	63.8%	Argentina	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Compania de Transporte Fluvial International S.A.	Sub-Holding Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ponte Rio S.A.	Operating Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thalassa Energy S.A. (2)	Barge Owning Company	39.9%	Argentina	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS Tankers Inc. (2)	Tanker Owning Company	32.5%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS Navigation Inc. (2)	Tanker Owning Company	32.5%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS Shipping Ltd. Inc. (2)	Tanker Owning Company	39.9%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS South Inc. (2)	Tanker Owning Company	39.9%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
Petrovia Internacional S.A.	Land-Owning Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercopar S.A.C.I.	Operating/Barge Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navegacion Guarani S.A.	Operating Barge and Pushboat Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hidrovia OSR S.A.	Oil Spill Response & Salvage Services/ Tanker Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercofluvial S.A.	Operating Barge and Pushboat Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Petrolera San Antonio S.A.	Port Facility Operating Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Stability Oceanways S.A.	Barge and Pushboat Owning Operating Company	63.8%	Panama	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hidronave South American Logistics S.A.	Pushboat Owning Company	32.5%	Brazil	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navarra Shipping Corporation	Tanker-Owning Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/1 - 12/31
Pelayo Shipping Corporation	Tanker-Owning Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/1 - 12/31
Varena Maritime Services S.A.	Barge and Pushboat Owning Operating Company	63.8%	Panama	1/1 - 12/31	4/14 - 12/31	—
Navios Logistics Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/16 - 12/31	—
Merco Parana S.A.	Barge Owning Company	63.8%	Argentina	7/1 - 12/31	—	—

  On March 30, 2011, immediately after the Navios Acquisition Share Exchange, Navios Holdings' ownership of the voting stock of Navios Acquisition decreased to 45% and Navios Holdings no longer controlled a majority of the voting power of Navios Acquisition. As a result, from March 30, 2011, Navios Acquisition has not been consolidated and has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition (see also Note 3).

  On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd. Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A.

(c)     Use of Estimates: The preparation of consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the carrying value of investments in affiliates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, pension benefits, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

(d)    Cash and Cash Equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

(e)    Restricted Cash: As of December 31, 2012 and 2011, restricted cash included $10,914 and $4,059, respectively, which related to amounts held in retention account in order to service debt and interest payments and $13,200 and $1,500, respectively, which related to additional security, as required by certain of Navios Holdings' credit facilities.

In addition, as of December 31, 2012 and 2011, the restricted balance with NOS ASA, a Norwegian clearing house, was $0 and $250, respectively. Also included in restricted cash as of December 31, 2012 and 2011 are amounts held as security in the form of letters of guarantee or letters of credit totaling $590 and $590, respectively.

(f)    Insurance Claims: Insurance claims at each balance sheet date consist of claims submitted and/or claims in the process of compilation or submission (claims   pending). They are recorded on an accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reported period, which are probable to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management's expectations as to their collection dates.

(g)    Inventories: Inventories, which are comprised of lubricants and stock provisions on board the vessels, as well as petroleum products held by Navios Logistics, are valued at the lower of cost or market value as determined on the first-in, first-out basis.

(h)    Vessel, Port Terminal. Tanker Vessels, Barges, Pushboats and Other Fixed Assets, net: Vessels, port terminal, tanker vessels, barges, pushboats and other fixed assets acquired as parts of business combinations or asset acquisitions are recorded at fair value on the date of acquisition. Vessels constructed by the company would be stated at historical cost, which consists of the contract price, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capability or improve the efficiency or safety of the vessels. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying consolidated statements of income.

Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight line method over the useful life of the vessels, port terminal, tanker vessels, barges, push boats and other fixed assets, after considering the estimated residual value.
Annual depreciation rates used, which approximate the useful life of the assets are:

Vessels	25 years
Port facilities and transfer station	3 to 40 years
Tanker vessels, barges and push boats	15 to 44 years
Furniture, fixtures and equipment	3 to 10 years
Computer equipment and software	5 years
Leasehold improvements	shorter of lease term or 6 years

Management estimates the residual values of the Company's vessels based on a scrap value of $285 per lightweight ton, as the Company believes this level is reasonable and common in the shipping industry. Management estimates the useful life of its vessels to be 25 years from the vessel's original construction. However, when regulations place limitations on the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge.

(i)     Deposits for Vessel Acquisitions: This represents amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of vessels and other long-lived fixed assets. Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest for the years ended December 31, 2012, 2011 and 2010 amounted to $1,453, $4,303 and $11,295, respectively.

(j)     Assets Held for Sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale when the following criteria are met: management has committed to a plan to sell the asset (disposal group); the asset (disposal group) is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated; the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. No assets were classified as held for sale in any of the periods presented.

(k)     Impairment of Long Lived Assets: Vessels, other fixed assets and other long-lived assets held and used by Navios Holdings are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Holdings' management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment are reviewed, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.

Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the vessel, the unamortized portion of deferred drydock and special survey costs related to the vessel, and related carrying value of the intangible with respect to the time charter agreement attached to that vessel or the carrying value of deposits for newbuildings. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel asset group.

The Company determined undiscounted projected net operating cash flows for each vessel and compared it to the vessel's carrying value together with the carrying value of deferred drydock and special survey costs related to the vessel and the carrying value of the related intangible. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (the Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on the 10-year average historical one year time charter rates adjusted for outliers) over the remaining economic life of each vessel, net of brokerage and address commissions excluding days of scheduled off-hires, running cost based on current year actual, assuming an annual increase of 3.0% after 2014 and a utilization rate of 98.3% based on the fleet's historical performance. The assessment concluded that step two of the impairment analysis was not required and no impairment of vessels and the intangible assets existed as of December 31, 2012, as the undiscounted projected net operating cash flows exceeded the carrying value.

 In the event that impairment would occur, the fair value of the related asset would be determined and an impairment charge would be recorded to operations calculated by comparing the asset's carrying value to its fair value. Fair value is typically estimated primarily through the use of third-party valuations performed on an individual vessel basis.

Although management believes the underlying assumptions supporting this assessment are reasonable, if the charter rate trends and the length of the current market downturn, vary significantly from our forecasts, management may be required to perform step two of the impairment analysis in the future which could expose Navios Holdings to material impairment charges in the future.

No impairment loss was recognized for any of the periods presented.

(l)     Deferred Drydock and Special Survey Costs: The Company's vessels, barges and push boats are subject to regularly scheduled drydocking and special surveys which are carried out every 30 and 60 months, respectively, for vessels, every 60 months for oceangoing vessels and every 84 months for pushboats and barges, to coincide with the renewal of the related certificates issued by the Classification Societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of drydocking and special surveys are deferred and amortized over the above periods or to the next drydocking or special survey date if such has been determined. Unamortized drydocking or special survey costs of vessels, barges and push boats sold are written-off to income in the year the vessel, barge or push boat is sold.

         Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, and expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2012, 2011 and 2010, the amortization was $7,289, $5,364, and $3,306, respectively.

(m)    Deferred Financing Costs: Deferred financing costs include fees, commissions and legal expenses associated with obtaining or modifying loan facilities. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization and write offs for each of the years ended December 31, 2012, 2011 and 2010 were $6,309, $5,580 and $11,752, respectively.

(n)    Goodwill and Other Intangibles

(i) Goodwill: Goodwill is tested for impairment at the reporting unit level at least annually.

The Company evaluates impairment of goodwill using a two-step process. First, the aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. The Company determines the fair value of the reporting unit based on discounted cash flow analysis and believes that the discounted cash flow analysis is the best indicator of fair value for its individual reporting units.

 The fair value for goodwill impairment testing was estimated using the expected present value of future cash flows, using judgments and assumptions that management believes were appropriate in the circumstances. The significant factors and assumptions the Company used in its discounted cash flow analysis included: EBITDA, the discount rate used to calculate the present value of future cash flows and future capital expenditures. EBITDA assumptions included revenue assumptions, general and administrative expense growth assumptions, and direct vessel expense growth assumptions. The future cash flows from the shipping operations were determined by considering the charter revenues from existing time charters for the fixed fleet days (the Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the non-fixed days (based on a combination of two year forward freight agreements and the 10-year average historical charter rates available for each type of vessel adjusted for outliers), which the Company believes is an objective approach for forecasting charter rates over an extended time horizon for long lived assets. The future cash flows from logistics operations were determined principally by combining revenues from existing contracts and estimated revenues based on the historical performance of the segment, including utilization rates and actual storage capacity.

 If the fair value of a reporting unit exceeds the carrying amount, no impairment exists. If the carrying amount of the reporting unit exceeds the fair value, then the Company must perform the second step to determine the implied fair value of the reporting unit's goodwill and compare it with its carrying amount. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all the assets and liabilities of that reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price. If the carrying amount of the goodwill exceeds the implied fair value, then goodwill impairment is recognized by writing the goodwill down to its implied fair value.

No impairment loss was recognized for any of the periods presented.

(ii) Intangibles Other Than Goodwill: Navios Holdings' intangible assets and liabilities consist of favorable lease terms, unfavorable lease terms, customer relationships, trade name and port terminal operating rights. The fair value of the trade name was determined based on the “relief from royalty” method which values the trade name based on the estimated amount that a company would have to pay in an arm's length transaction to use that trade name. The asset is being amortized under the straight line method over 32 years. Navios Logistics' trade name is being amortized under the straight line method over 10 years.

 The fair value of customer relationships was determined based on the “excess earnings” method, which relies upon the future cash flow generating ability of the asset. The asset is amortized under the straight line method over 20 years.

Other intangibles that are being amortized, such as customer relationships and port terminal operating rights, would be considered impaired if their carrying value could not be recovered from the future undiscounted cash flows associated with the asset.

 When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires the Company to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of the Company's vessels and the Company's weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company's financial position and results of operations.

The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the statement of comprehensive income in the Depreciation and Amortization line item.

The amortizable value of favorable leases would be considered impaired if its fair market value could not be recovered from the future undiscounted cash flows associated with the asset. Vessel purchase options that have not been exercised, which are included in favorable lease terms, are not amortized and would be considered impaired if the carrying value of an option, when added to the option price of the vessel, exceeded the fair value of the vessel. As of December 31, 2012, there was no impairment of intangible assets.

 Vessel purchase options that are included in favorable leases are not amortized and when the purchase option is exercised the asset is capitalized as part of the cost of the vessel and depreciated over the remaining useful life of the vessel (Note 8) and if not exercised, the intangible will be written off. Vessel purchase options that are included in unfavorable lease terms are not amortized and when the purchase option is exercised by the charterer and the underlying vessel is sold, it will be recorded as part of gain/loss on sale of the assets. If the option is not exercised at the expiration date it will be written-off to the statements of income.

 The weighted average amortization periods for intangibles are:

Intangible assets/liabilities	Years
Trade name	21.0
Favorable lease terms (*)	6.6
Unfavorable lease terms (**)	4.7
Port terminal operating rights	30.0
Customer relationships	20.0

(*)  The intangible asset associated with the favorable lease terms includes an amount of $21,782 related to purchase options for the vessels. As of December 31, 2012 and 2011, $0 and $90, respectively, had been transferred to the acquisition cost of vessels. As of December 31, 2012 and 2011, $9,207 and $0, respectively, was written off since the purchase option was not exercised.

(**)  The intangible liability associated with the unfavorable lease terms includes an amount of $9,405 related to purchase options held by third parties.. As of December 31, 2012 and 2011, no purchase options held by third parties have been exercised. As of December 31, 2012 and 2011, $6,485 and $0, respectively, was written off since the purchase option was not exercised.

(o)    Foreign Currency Translation: The Company's functional and reporting currency is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although, its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, the Company's subsidiaries in Uruguay, Argentina, Brazil and Paraguay transact a nominal amount of their operations in Uruguayan pesos, Argentinean pesos, Reales and Guaranies whereas the Company's wholly-owned vessel subsidiaries and the vessel management subsidiary transact a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statement of comprehensive income. The foreign currency exchange losses recognized in the consolidated statement of comprehensive income for each of the years ended December 31, 2012, 2011 and 2010, were $217, $383 and $20, respectively.

(p)    Provisions: The Company, in the ordinary course of business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If the Company has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, the Company will provide the lower amount within the range. See Note 14, “Commitments and Contingencies” for further discussion.

The Company participates in Protection and Indemnity (P&I) insurance plans provided by mutual insurance associations known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums (supplementary calls) to fund operating deficits incurred by the clubs (“back calls”). Obligations for back calls are accrued annually based on information provided by the clubs.

Provisions for estimated losses on uncompleted voyages and vessels time chartered to others are provided for in the period in which such losses are determined. As of December 31, 2012 and 2011, the balance for provision for loss making voyages in progress was $4,974 and$1,652, respectively.

(p)    Segment Reporting: Operating segments, as defined, are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Company's methods of internal reporting and management structure, the Company currently has two reportable segments: the Drybulk Vessel Operations segment and the Logistics Business segment. Previously, the Company had a Tanker Vessel Operations segment until the deconsolidation of Navios Acquisition on March 30, 2011. The Drybulk Vessel Operations segment consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight, and FFAs. Following the acquisition of Horamar and the formation of Navios Logistics, the Company has renamed its Port Terminal Segment as the Logistics Business Segment, and this segment includes the activities of Horamar, which provides similar products and services in the region as Navios Holdings' legacy port facility. The Tanker Vessel Operations segment consisted of the transportation and handling of liquid cargoes through the ownership, operation, and trading of tanker vessels.

(r)    Revenue and Expense Recognition:

Revenue Recognition: Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. The Company generates revenue from the following sources, (1) transportation of cargo, (2) time charter of vessels and (3) port terminal operations.

Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, the Company agrees to provide a vessel for the transportation of specific goods between specific ports in return for payment of an agreed upon freight rate per ton of cargo.

Revenues arising from contracts that provide our customers with continuous access to convoy capacity are recognized ratably over the period of the contracts.

 Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer's average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement.

 Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements as service is performed, except for loss generating time charters, in which case the loss is recognized in the period when such loss is determined. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium term charters. All other charters are considered long term. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.

Revenues from port terminal operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into the silos for temporary storage and then loading the ocean-going vessels. Revenues are recognized upon completion of loading the ocean-going vessels. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading. Storage fees are assessed and recognized when the product remains in the silo storage beyond the contractually agreed time allowed. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the ocean-going vessel.

Recovery of lost revenue under credit default insurance for charterers is accounted for as gain contingency and is recognized when all contingencies are resolved. The amount of recovery of lost revenue is recorded within the caption  “Revenue” and any amount recovered in excess of the lost revenue is recorded within the caption “Other income”.

 Expenses related to our revenue-generating contracts are recognized as incurred.

Forward Freight Agreements (FFAs): Realized gains or losses from FFAs are recognized monthly concurrent with cash settlements. In addition, the FFAs are “marked to market” quarterly to determine the fair values which generate unrealized gains or losses. Trading of FFAs could lead to material fluctuations in the Company's reported results from operations on a period to period basis. See Note 12.

Deferred Income and Cash Received In Advance: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.

Time Charter, Voyage and Logistics Business Expenses: Time charter, voyage and logistics business expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid, bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Also included in time charter, voyage and logistics business expenses are charterers' liability insurances, provision for losses on time charters and voyages in progress at year-end, direct port terminal expenses and other miscellaneous expenses.

 Direct Vessel Expenses: Direct vessel expenses consist of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, insurance, stores and lubricants and miscellaneous expenses such as communications and amortization of drydocking and special survey costs.

Prepaid Voyage Costs: Prepaid voyage costs relate to cash paid in advance for expenses associated with voyages. These amounts are recognized as expenses over the voyage or charter period.

(s)    Employee benefits:

Pension and Retirement Obligations-Crew: The Company's ship-owning subsidiaries employ the crew on board under short-term contracts (usually up to nine months) and, accordingly, they are not liable for any pension or post-retirement benefits.

Provision for Employees' Severance and Retirement Compensation: The employees in the Company's office in Greece are protected by Greek labor law. According to the law, the Company is required to pay retirement indemnities to employees upon dismissal or upon leaving with an entitlement to a full security retirement pension. The amount of compensation is based on the number of years of service and the amount of remuneration at the date of dismissal or retirement up to a maximum of two years' salary. If the employees remain in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that will remain with the Company until retirement age is not known. The Company considers this plan equivalent to a lump sum defined benefit pension plan and accounts for it under FASB guidance on employer's accounting for pension. The Company is required to annually value the statutory terminations indemnities liability. Management obtains a valuation from independent actuaries to assist in the calculation of the benefits. The Company provides, in full, for the employees' termination indemnities liability. This liability amounted to $686 and $603 at December 31, 2012 and 2011, respectively.

 U.S. Retirement Savings Plan: The Company sponsors a 401(k) retirement savings plan, which is categorized as a defined contribution plan. The plan is available to full time employees who meet the plan's eligibility requirements. The plan permits employees to make contributions up to 15% of their annual salary with the Company matching up to the first 6%. The Company makes monthly contributions (matching contributions) to the plan based on amounts contributed by employees. Subsequent to making the matching contributions, the Company has no further obligations. The Company may make an additional discretionary contribution annually if such a contribution is authorized by the Board of Directors. The plan is administered by an independent professional firm that specializes in providing such services. See Note 13.

Other Post-Retirement Obligations: The Company has a legacy pension arrangement for certain Bahamian, Uruguayan and former Navios Corporation employees. The entitlement to these benefits is only to these former employees. The expected costs of these benefits are accrued each year, using an accounting methodology similar to that for defined benefit pension plans. These obligations are valued annually by independent actuaries.

Stock-Based Compensation: In December 2012, 2011 and 2010, the Company authorized the issuance of shares of restricted common stock, restricted stock units and stock options in accordance with the Company's stock option plan for its employees, officers and directors. These awards of restricted common stock restricted stock units and stock options are based on service conditions only and vest over three years. In December 2012, the Company also authorized the issuance of shares of restricted common stock, restricted stock units and stock options for its employees, officers and directors that vest on April 30, 2014 upon achievement of certain internal performance criteria and set targets.

The fair value of stock option grants is determined with reference to option pricing model and principally adjusted Black-Scholes models. The fair value of restricted stock and restricted stock units is determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Compensation expense for the awards that vest upon achievement of the performance criteria is recognized when it is probable that the performance criteria will be met.

(t)       Financial Instruments: Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, trade receivables and payables, other receivables and other liabilities, long-term debt and capital leases. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial Risk Management: The Company's activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, and fuel prices, and credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit Risk: The Company closely monitors its exposure to customers and counterparties for credit risk. The Company has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history. Derivative counterparties and cash transactions are limited to high quality credit financial institutions.

Interest Rate Risk: Any differential to be paid or received on an interest rate swap agreement is recognized as a component of gain/loss on derivatives over the period of the agreement. Gains and losses on early termination of interest rate swaps are taken to the consolidated statement of income. The effective portion of changes in the fair value of interest rate swap agreements that are designated and qualify as cash flow hedges are recognized in equity. The gain or loss relating to the ineffective portion was recognized in the statement of income until the swap agreements expired during 2010.

Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances adequately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are translated into the measurement currency at rates prevailing on the dates of the relevant transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income.

 Accounting for Derivative Financial Instruments and Hedging Activities:

The Company may enter into drybulk shipping FFAs as economic hedges relating to identifiable ship and/or cargo positions and as economic hedges of transactions the Company expects to carry out in the normal course of its shipping business. By utilizing certain derivative instruments, including drybulk shipping FFAs, the Company manages the financial risk associated with fluctuating market conditions. In entering into these contracts, the Company has assumed the risk that might arise from the possible inability of counterparties to perform in accordance with the terms of their contracts.

The Company also trades drybulk shipping FFAs which are cleared through LCH, the London clearing house. LCH calls for both base and margin collateral, which are funded by Navios Holdings, and which in turn substantially eliminate counterparty risk. Certain portions of these collateral funds may be restricted at any given time as determined by LCH.

At the end of each calendar quarter, the fair value of drybulk shipping FFAs traded over-the-counter are determined from an index published in London, United Kingdom and the fair value of those FFAs traded with LCH is determined from the LCH valuations accordingly.

The Company records all of its derivative financial instruments and hedges as economic hedges.

The Company classifies cash flows related to derivative financial instruments within cash provided by operating activities in the consolidated statements of cash flows.

(u)      Earnings Per Share: Basic earnings per share are computed by dividing net income attributable to Navios Holdings common stockholders by the weighted average number of shares of common stock outstanding during the periods presented. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted. Dilution has been computed by the treasury stock method whereby all of the Company's dilutive securities (convertible preferred stock, stock options and warrants) are assumed to be exercised and the proceeds used to repurchase common shares at the weighted average market price of the Company's common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) shall be included in the denominator of the diluted earnings per share computation. For the year ended December 31, 2011, preferred stock dividends of subsidiaries and preferred stock dividends attributable to the noncontrolling interest were included in the calculation of net income attributable to Navios Holdings common stockholders. Restricted stock and restricted stock units (vested and unvested) are included in the calculation of the diluted earnings per share, based on the weighted average number of restricted stock and restricted stock units assumed to be outstanding during the period. Convertibles shares are included in the calculation of the diluted earnings per share, based on the weighted average number of convertible shares assumed to be outstanding during the period.

(v)      Income Taxes: The Company is a Marshall Islands Corporation. Pursuant to various treaties and the United States Internal Revenue Code, the Company believes that substantially all its operations are exempt from income taxes in the Marshall Islands and United States of America. The tax expense reflected in the Company's consolidated financial statements for the years ended December 31, 2012, 2011 and 2010 was mainly attributable to its subsidiaries in South America, which are subject to the Argentinean and Paraguayan income tax regime.

The asset and liability method is used to account for future income taxes. Under this method, future income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts and the tax bases of assets and liabilities. Future income tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on future income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A deferred tax asset is recognized for temporary differences that will result in deductible amounts in future years. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

(w)      Dividends: Dividends are recorded in the Company's financial statements in the period in which they are declared.

(x)      Guarantees: A liability for the fair value of the obligation undertaken in issuing the guarantee is recognized. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party or guarantees on product warranties. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of their terms are made. On November 15, 2012, the Company agreed to provide Navios Partners with guarantees against counterparty default on certain existing charters (see also Notes 16 and 25).

(y)      Leases: Vessel leases where Navios Holdings is regarded as the lessor are classified as either finance leases or operating leases based on an assessment of the terms of the lease.

For charters classified as finance type leases the minimum lease payments are recorded as the gross investment in the lease. The difference between the gross investment in the lease and the sum of the present values of the two components of the gross investment is recorded as unearned income which is amortized to income over the lease term as finance lease interest income to produce a constant periodic rate of return on the net investment in the lease.

For charters classified as operating leases where Navios Holdings is regarded as the lessor, refer to Note 2(r) “Revenue and Expense Recognition”.

For charters classified as operating leases where Navios Holdings is regarded as the lessee, the expense is recognized on a straight line basis over the rental periods of such charter agreements. The expense in included under the line “Time charter, voyage and logistics business expenses”.

(z)      Accounting for the Acquisition of Horamar: The Company accounted for the acquisition of Horamar Group as a partial sale of CNSA to the noncontrolling shareholders of Navios Logistics, and a partial acquisition of Horamar. Horamar's assets and liabilities were revalued to 100% of their respective fair values, and CNSA's assets and liabilities were recorded at carryover basis, reflecting the common control nature of the transaction. The contingent consideration for the transaction, which was held in escrow, was fully settled in June 2010.

(aa)     Treasury Stock: Treasury stock is accounted for using the cost method. Excess of the purchase price of the treasury stock acquired, plus direct acquisition costs   over its par value is recorded in additional paid-in capital.

(ab)     Trade Accounts Receivable: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings and FFA counterparties, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

(ac)     Convertible Preferred Stock: The Company's 2% Mandatorily Convertible Preferred Stock (“Preferred Stock”) are recorded at fair market value on issuance. The fair market value is determined using a binomial valuation model. The model which is used takes into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date. Each preferred share has a par value of $0.0001. Each holder of Preferred Stock is entitled to receive an annual dividend equal to 2% on the nominal value of the Preferred Stock, payable quarterly, until such time as the Preferred Stock converts into common stock. Five years after the issuance date all Preferred Stock shall automatically convert into shares of common stock at a conversion price equal to $10.00 per preferred share. At any time following the third anniversary from their issuance date, if the closing price of the common stock has been at least $20.00 per share, for 10 consecutive business days, the remaining balance of the then-outstanding preferred shares shall automatically convert at a conversion price equal to $14.00 per share of common stock. The holders of Preferred Stock are entitled, at their option, at any time following their issuance date and prior to their final conversion date, to convert all or any such then-outstanding preferred shares into common stock at a conversion price equal to $14.00 per preferred share.

(ad)     Investment in Available for Sale Securities: The Company classifies its existing marketable equity securities as available-for-sale. These securities are carried at fair value, with unrealized gains and losses excluded from earnings and reported directly in stockholders' equity as a component of other comprehensive income (loss) unless an unrealized loss is considered “other-than-temporary,” in which case it is transferred to the statements of income. Management evaluates securities for other than temporary impairment (“OTTI”) on a quarterly basis. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the investee, and (3) the intent and ability of the Company to retain its investment in the investee for a period of time sufficient to allow for any anticipated recovery in fair value.

Investment in Equity Securities: Navios Holdings evaluates its investments in Navios Acquisition and Navios Partners for OTTI on a quarterly basis. Consideration is given to (1) the length of time and the extent to which the fair value has been less than the carrying value, (2) the financial condition and near-term prospects of Navios Partners and Navios Acquisition, and (3) the intent and ability of the Company to retain its investment in Navios Acquisition and Navios Partners for a period of time sufficient to allow for any anticipated recovery in fair value.

(ae)       Financial Instruments and Fair Value: Guidance on Fair Value Measurements provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level I measurements) and the lowest priority to unobservable inputs (level III measurements). The three levels of the fair value hierarchy under guidance on Fair Value Measurements are described below:
Basis of Fair Value Measurement
Level I: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level II: Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level III: Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In   determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to guidance on Fair Value Measurements.

(af)     Recent Accounting Pronouncements:
Fair Value Disclosures
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels I and II of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level III reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level II or Level III. Navios Holdings adopted the new guidance in the first quarter of fiscal year 2010, except for the disclosures related to purchases, sales, issuance and settlements within Level III, which was effective for Navios Holdings beginning in the first quarter of fiscal year 2012. The adoption of the new standard did not have a significant impact on Navios Holdings' consolidated financial statements.
Goodwill Impairment Guidance
In September 2011, the FASB issued an update to simplify how public entities test goodwill for impairment. The amendments in the update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount on a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted including for annual and interim impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The amendment was adopted by Navios Holdings in the first quarter of 2012. The adoption of the new amendments did not have a significant impact on Navios Holdings' consolidated financial statements.
Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income
In February 2013, the Financial Accounting Standards Board ("FASB") issued amended standards requiring additional disclosures for other comprehensive income. The amended standards require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The amendments apply to all entities that issue financial statements that are presented in conformity with U.S. GAAP and that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. Navios Holdings has not yet adopted the new amendments. The adoption of the new standard is not expected to have a significant impact on Navios Holdings' consolidated financial statements

Acquisitions/Deconsolidation	12 Months Ended
Dec. 31, 2012
Acquisitions/Deconsolidation [Abstract]
Acquisitions/Deconsolidation
NOTE 3: ACQUISITIONS/DECONSOLIDATION

Obtaining control over Navios Acquisition
On May 28, 2010, certain shareholders of Navios Acquisition redeemed their shares upon de-“SPAC”-ing, and Navios Holding's ownership of Navios Acquisition increased to 57.3%. At that point, Navios Holdings obtained control over Navios Acquisition and, consequently, concluded that a business combination had occurred and consolidated Navios Acquisition from that date onwards until March 30, 2011(see below).
In connection with the business combination, the Company (i) re-measured its previously-held equity interests in Navios Acquisition to fair value and recognized the difference between fair value and the carrying value as a gain amounting to $17,742 (see also Note 12) , (ii) recognized 100% of the identifiable assets and liabilities of Navios Acquisition at their fair values with total net assets amounting to $142,645, (iii) recognized a 42.7% noncontrolling interest at fair value, and (iv) recognized goodwill of $13,143 for the excess of the fair value of the noncontrolling interest and its previously-held equity interests in Navios Acquisition over the fair value of the identifiable assets and liabilities of Navios Acquisition. The fair value of the Company's previously-held investment in the common stock of Navios Acquisition, as well as the fair value of the noncontrolling interest as of May 28, 2010, were both calculated based on the closing price of Navios Acquisition's common stock on that date. The fair value of the noncontrolling interest and of the Company's investment in Navios Acquisition as of May 28, 2010 amounted to $60,556 and $95,232, respectively. The difference between the Company's legal ownership percentage of 57.3% (based on common stock outstanding) and the percentage derived by dividing the $95,232 allocated to the Company's investment in Navios Acquisition and the total value ascribed to Navios Acquisition's net assets (including goodwill) of $155,788 is a result of treating the Company's investment in Navios Acquisition's warrants as a previously-held equity interest for purposes of calculating goodwill in accordance with ASC 805. Goodwill of $13,143 arising from the transaction was not tax deductible and was allocated to the Company's Tanker Vessel Operations.
VLCC Acquisition
On September 10, 2010, Navios Acquisition consummated the acquisition of seven very large crude carrier tankers (“VLCC”), referred to herein as the VLCC Acquisition, for $134,270 of cash and the issuance of 1,894,918 shares. A portion of the shares was deposited into one year escrow to provide for indemnity and other claims. On November 4, 2011, 217,159 shares were returned to Navios Acquisition in settlement of representations and warranties attributable to the prior sellers and the remaining deposited shares were released to the sellers. The VLCC Acquisition was treated as a business combination. The total equity consideration adjusted for the release of escrow shares amounted to $9,513. The fair value of the net assets acquired amounted to $142,204. As a result, goodwill of $1,579 was recognized. Goodwill arising from the transaction is not tax deductible and has been allocated to the Company's Tanker Vessel operations. Transaction costs amounted to $8,019 and were fully expensed. Transaction costs included $5,619, which was the fair value of 3,000 preferred shares issued to a third party as compensation for consulting services.

Deconsolidation of Navios Acquisition
On March 30, 2011, Navios Holdings completed the Navios Acquisition Share Exchange whereby Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for non-voting Series C preferred stock of Navios Acquisition pursuant to an Exchange Agreement entered into on March 30, 2011 between Navios Acquisition and Navios Holdings. The fair value of the exchange was $30,474, which was based on the share price of the publicly traded common shares of Navios Acquisition on March 30, 2011. Immediately after the Navios Acquisition Share Exchange, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition decreased to 45% and Navios Holdings no longer controlled a majority of the voting power of Navios Acquisition. From that date onwards, Navios Acquisition has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company, and the investment in Navios Acquisition has been accounted for under the equity method due to the Company's significant influence over Navios Acquisition. Navios Acquisition has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition, since the preferred stock is considered to be, in substance, common stock for accounting purposes.
On March 30, 2011, based on the equity method, the Company recorded an investment in Navios Acquisition of $103,250, which represents the fair value of the common stock and Series C preferred stock (in-substance common stock) that were held by Navios Holdings on such date. On March 30, 2011, the Company calculated a loss on change in control of $35,325, which was calculated as the fair value of the Company's equity method investment in Navios Acquisition of $103,250 less the Company's 53.7% interest in Navios Acquisition's net assets on March 30, 2011.

As of December 31, 2012, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 45.24% and its economic interest in Navios Acquisition was 53.96%.
Navios Logistics - Release of Escrow Shares
During 2009, the agreement pursuant to which Navios Logistics acquired CNSA and Horamar was amended to postpone until June 30, 2010 the date for determining whether the EBITDA target was achieved. In June 2010, $2,500 in cash and 504 shares in escrow were released upon the achievement of the EBITDA target thresholds. The 504 remaining shares held in escrow and released in June 2010 were valued at a new fair value of $10,869. The noncontrolling interest was adjusted for the percentage change in ownership by Navios Holdings.

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
NOTE 4: CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	December 31, 2012	December 31, 2011
Cash on hand and at banks	$61,283	$70,767
Short-term deposits and highly liquid funds	196,585	100,329
Total cash and cash equivalents	$257,868	$171,096

Short term deposits and highly liquid funds relate to amounts held in banks for general financing purposes. As of December 31, 2012, Navios Holdings held time deposits of $196,585 with a duration of less than three months. As of December 31, 2011, Navios Holdings held time deposits of $98,861 and money market funds of $1,468 with a duration of less than three months.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Holdings does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Holdings also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

Accounts Receivables, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Accounts receivable, net
NOTE 5: ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	December 31, 2012	December 31, 2011
Accounts receivable	$111,657	$110,260
Less: provision for doubtful receivables	(25,936)	(8,874)
Accounts receivables, net	$85,721	$101,386

Changes to the provisions for doubtful accounts are summarized as follows:

Allowance for doubtful receivables	Balance at Beginning of Period	Charges to Costs and expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2010	$(10,580)	$(4,660)	$6,605	$(8,635)
Year ended December 31, 2011	$(8,635)	$(239)	$—	$(8,874)
Year ended December 31, 2012	$(8,874)	$(17,136)	$74	$(25,936)

Concentration of credit risk with respect to accounts receivable are limited due to the Company's large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company's trade receivables. For the years ended December 31, 2012, 2011 and 2010, none of the customers accounted for more than 10% of the Company's revenue.

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid expenses and other current assets
NOTE 6: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2012	December 31, 2011
Prepaid voyage costs	$6,414	$6,950
Claim receivables	3,953	7,525
Advances to agents	669	57
Short-term derivative assets	1,275	1,279
Prepaid taxes	2,978	2,361
Other	4,593	2,782
Total prepaid expenses and other current assets	$19,882	$20,954

Claims receivable mainly represents claims against vessels' insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts including off-hires. While it is anticipated that claims receivable will be recovered within one year, such claims may not all be recovered within one year due to the attendant process of settlement. Nonetheless, amounts are classified as current as they represent amounts currently due to the Company. All amounts are shown net of applicable deductibles.

Vessels, Port Terminals and Other Fixed Assets	12 Months Ended
Dec. 31, 2012
Vessels, Port Terminal And Other Fixed Assets [Abstract]
Vessels, port terminals and other fixed assets
NOTE 7: VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$1,390,720	$(80,976)	$1,309,744
Additions	544,234	(54,581)	489,653
Disposals	(386,571)	8,475	(378,096)
Balance December 31, 2010	1,548,383	(127,082)	1,421,301
Additions	133,874	(63,203)	70,671
Disposals	(81,454)	4,707	(76,747)
Balance December 31, 2011	1,600,803	(185,578)	1,415,225
Additions	102,306	(63,737)	38,569
Disposals	(71,209)	4,141	(67,068)
Balance December 31, 2012	$1,631,900	$(245,174)	$1,386,726

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$60,129	$(6,560)	$53,569
Additions	5,129	(2,471)	2,658
Balance December 31, 2010	65,258	(9,031)	56,227
Additions	9,230	(2,538)	6,692
Disposals	(152)	103	(49)
Balance December 31, 2011	74,336	(11,466)	62,870
Additions	11,904	(2,785)	9,119
Balance December 31, 2012	$86,240	$(14,251)	$71,989

Tanker vessels, barges and push boats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$238,451	$(28,798)	$209,653
Additions	40,453	(13,886)	26,567
Disposals	(67)	47	(20)
Balance December 31, 2010	278,837	(42,637)	236,200
Additions	62,153	(15,378)	46,775
Balance December 31, 2011	340,990	(58,015)	282,975
Additions	20,008	(19,383)	625
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	$356,408	$(77,398)	$279,010

Tanker vessels (Navios Acquisition)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$—	$—	$—
Vessels delivered from initial acquisition	119,251	(2,024)	117,227
VLCC Acquisition	419,500	(7,068)	412,432
Balance December 31, 2010	$538,751	$(9,092)	$529,659
Additions	31,774	(7,198)	24,576
Navios Acquisition deconsolidation	(570,525)	16,290	(554,235)
Balance December 31, 2011	$—	$—	$—

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$6,540	$(1,765)	$4,775
Additions	2,389	(822)	1,567
Disposals	(162)	110	(52)
Balance December 31, 2010	8,767	(2,477)	6,290
Additions	1,331	(745)	586
Balance December 31, 2011	10,098	(3,222)	6,876
Additions	2,832	(903)	1,929
Disposals	(37)	—	(37)
Balance December 31, 2012	$12,893	$(4,125)	$8,768

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$1,695,840	$(118,099)	$1,577,741
Additions	1,130,956	(80,852)	1,050,104
Disposals	(386,800)	8,632	(378,168)
Balance December 31, 2010	2,439,996	(190,319)	2,249,677
Additions	238,362	(89,062)	149,300
Disposals	(81,606)	4,810	(76,796)
Navios Acquisition deconsolidation	(570,525)	16,290	(554,235)
Balance December 31, 2011	2,026,227	(258,281)	1,767,946
Additions	137,050	(86,808)	50,242
Disposals	(71,246)	4,141	(67,105)
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	$2,087,441	$(340,948)	$1,746,493

Sale of Vessels
On January 8, 2010, Navios Holdings sold the Navios Hyperion, a 2004-built Panamax vessel, to Navios Partners for a cash consideration of $63,000 (see Notes 16 and 19).
On March 18, 2010, Navios Holdings sold the Navios Aurora II, a 2009-built Capesize vessel, to Navios Partners for a consideration of $110,000. Out of the $110,000 purchase price, $90,000 was paid in cash and the remaining amount was paid through the receipt of 1,174,219 common units of Navios Partners. (see Notes 9, 16 and 19).
On May 21, 2010, Navios Holdings sold the Navios Pollux, a 2009-built Capesize vessel, to Navios Partners for a cash consideration of $110,000 (see Note 16 and 19).
On November 15, 2010, Navios Holdings sold to Navios Partners the vessels Navios Melodia and Navios Fulvia, two 2010-built Capesize vessels, for a total consideration of $176,971, of which $162,000 was paid in cash and the remaining with 788,370 common units of Navios Partners (see Note 9, 16 and 19).
On May 19, 2011, Navios Holdings sold the Navios Luz, a 2010-built Capesize vessel, and the Navios Orbiter, a 2004-built Panamax vessel, to Navios Partners for a total consideration of $130,000, of which $120,000 was paid in cash and $10,000 was paid through the receipt of 507,916 newly issued common units of Navios Partners (see Note 9, 16 and 19).
On June 15, 2012, Navios Holdings sold the Navios Buena Ventura, a 2010-built Capesize vessel to Navios Partners for a cash consideration of $67,500 (see Note 16 and 19).
Vessel Acquisitions
On January 2010, the Navios Antares, a 2010-built, 169,059 deadweight ton (“dwt”), was delivered to Navios Holdings. The vessel's acquisition price was $115,747, of which $30,847 was paid in cash, $10,000 was paid in shares of common stock, $64,350 was financed through a loan and the remaining amount was funded through the issuance of 1,780 shares of preferred stock (see also Note 17).
On April 28, 2010, the Navios Vector, a 50,296 dwt Ultra Handymax vessel and former long-term chartered-in vessel in operation, was delivered to Navios Holdings' owned fleet. The Navios Vector's acquisition cost was approximately $30,000, which was financed through the release of $17,982 of restricted cash, which was kept for investing activities, and the remaining balance was paid with existing cash.
On September 20, 2010, the Navios Melodia, a 2010-built, 179,132 dwt, Capesize vessel, was delivered to Navios Holdings for an acquisition price of approximately $69,065, of which $19,657 was paid in cash, $36,987 was financed through a loan and the remaining amount was funded through the issuance of 2,500 shares of preferred stock  (see Note 17).
On October 1, 2010, the Navios Fulvia, a 2010-built, 179,263 dwt Capesize vessel, was delivered to Navios Holdings. The vessel's purchase price was approximately $67,511, of which $14,254 was paid in cash, $36,987 was financed through a loan and the remaining amount was funded through the issuance of 3,740 shares of preferred stock in 2009 and 2010 (see Note 17).
On October 29, 2010, the Navios Buena Ventura, a new 2010-built, 179,132 dwt Capesize vessel, was delivered from a South Korean shipyard to Navios Holdings' owned fleet for an acquisition price $71,209, of which $19,089 was paid in cash, $39,000 was financed through a loan and the remaining amount was funded through the issuance of 2,500 shares of preferred stock (see Note 17).  Following the delivery of the Navios Buena Ventura, $39,000 (see Note 11), which was kept in a pledged account in Dekabank, was released to finance the delivery of this vessel as collateral.

On November 17, 2010, the Navios Luz, a new 2010-built, 179,144 dwt Capesize vessel, was delivered from a South Korean shipyard to Navios Holdings' owned fleet. The vessel's acquisition price was $54,501, of which $563 was paid in cash, $37,500 was financed through a loan and the remaining amount was funded through the issuance of 3,551 shares of preferred stock in 2009 and 2010 (see Note 17).
On December 3, 2010, the Navios Etoile, a new 2010-built, 179,234 dwt Capesize vessel, was delivered from a South Korean shipyard to Navios Holdings' owned fleet. The vessel's acquisition price was $66,163, of which $22,781 was paid in cash, $37,500 was financed through a loan and the remaining amount was funded through the issuance of 1,238 shares of preferred stock in 2009 and 2010 (see Note 17).
On December 17, 2010, the Navios Bonheur, a new 2010-built, 179,259 dwt Capesize vessel, was delivered from a South Korean shipyard to Navios Holdings' owned fleet, for an acquisition price $68,883, of which $691 was paid in cash, $56,790 was financed through a loan and the remaining amount was funded through the issuance of 2,500 shares of preferred stock (see Note 17).
On January 28, 2011, Navios Holdings took delivery of the Navios Altamira, a new, 2010-built 179,165 dwt  Capesize vessel, from a South Korean shipyard for an acquisition price of $55,427, of which $15,427 was paid in cash and the remaining amount of $40,000 was funded through a loan (see Note 11).
On February 14, 2011, Navios Holdings took delivery of the Navios Azimuth, a new, 2011-built 179,169 dwt  Capesize vessel from a South Korean shipyard for a purchase price of approximately $55,672, of which $14,021 was paid in cash, $40,000 was financed through a loan and the remaining amount was funded through the issuance of 300 shares of preferred stock issued in 2010 (see Notes 11and17).
On February 21, 2011, Navios Holdings exercised its purchase option to acquire the Navios Astra, a 53,468 dwt Ultra-Handymax vessel and former long-term chartered-in vessel in operation, which was delivered to Navios Holdings' owned fleet. The Navios Astra's acquisition price was $22,775, of which $1,513 was the unamortized portion of the favorable lease term. On May 10, 2011, the amount of $18,850 was drawn to finance the acquisition of the Navios Astra (see Note 11).
On March 26, 2012, Navios Holdings took delivery of the Navios Serenity, a 2011-built 34,690 dwt Handysize vessel and former long-term chartered-in vessel in operation, for an acquisition price of $26,117, of which $26,000 was funded through a loan and the remaining amount was paid from existing cash.
On March 30, 2012, Navios Holdings took delivery of the Navios Centaurus, a new, 2012-built 81,472 dwt  bulk carrier vessel from a South Korean shipyard for an acquisition price of $37,095, of which $15,645 was paid from existing cash and $21,450 was financed through a loan.
On May 14, 2012, Navios Holdings took delivery of the Navios Avior, a new, 2012-built 81,355 dwt bulk carrier vessel, from a South Korean shipyard for a purchase price of $39,094, of which $18,210 was paid from existing cash and $20,884 was financed through a loan.

 Navios Logistics
In June 2010, Navios Logistics entered into long-term bareboat agreements for two product tankers, the Stavroula and the San San H (formerly known as the Jiujiang). Both tankers are chartered-in for a two-year period, and Navios Logistics has the obligation to purchase the vessels immediately upon the expiration of their respective charter periods. On May 9, 2012, Navios Logistics entered into an agreement for the restructuring of its bareboat agreements by extending their durations until June 2016 and amending the purchase price obligation to $9,850 and $9,800, respectively, at the end of the lease period, as extended. As of December 31, 2012, the obligations for these vessels were accounted for as capital leases and the lease payments during the year ended December 31, 2012 for both vessels were $1,519.
During the first quarter of 2010, Navios Logistics began the construction of a grain drying and conditioning facility at its dry port facility in Nueva Palmira, Uruguay. The facility, which has been operational since May 16, 2011, has been financed entirely with funds provided by Navios Logistics' dry port operations  with a total cost of $3,891. During 2011, Navios Logistics used a portion of the proceeds from the Logistics Senior Notes (as defined in Note 11) to pay $10,819 for the acquisition of two pushboats named William Hank and Lonny Fugate and another $6,360 for the acquisition of a pushboat named WW Dyer. Additionally, Navios Logistics used a portion of such proceeds to pay $19,836 for the acquisition of 66 dry barges, $17,635 relating to transportation and other related costs associated with the acquired pushboats and barges, and $4,304 for the acquisition of a floating drydock facility.
During the third and fourth quarter of 2010, Navios Logistics acquired two 29 acre parcels of land located south of the Nueva Palmira Free Zone as part of a project to develop a new transshipment facility for mineral ores and liquid bulks. In September 2011, Navios Logistics acquired an additional parcel of land of approximately 23 acres as part of this project.
As of April 2012, the construction of the new silo at Navios Logistics' dry port facility in Nueva Palmira, Uruguay was completed. Navios Logistics paid $9,736 for the construction of the silo. During the second quarter of 2012, Navios Logistics began the construction of a new conveyor belt in its dry port facility in Nueva Palmira, which is expected to be completed in the third quarter of 2013. As of December 31, 2012, Navios Logistics had paid $7,548 for the construction of the new conveyor belt.
In Navios Logistics' liquid port in Paraguay, 3,000, 5,000 and 2,100 cubic meters of capacity were added in December 2011, August 2012 and October 2012, respectively, reaching a total capacity of 45,660 cubic meters. As of December 31, 2012, Navios Logistics had paid $891 ($597 of which paid in 2011) for the construction of all three tanks.
During the second quarter of 2012, Navios Logistics began the construction of four new tank barges. The first tank barge was delivered in October 2012 and the second tank barge in December 2012 with a cost of $1,900 per tank barge. The third tank barge was delivered in April 2013 and the remaining is expected to be delivered in June 2013. As of December 31, 2012, Navios Logistics had paid $780 for the construction of both remaining tank barges.
During the second half of 2012, Navios Logistics acquired one push boat and three liquid barges that were previously chartered-in by Navios Logistics from Holdux Maritima Leasing Corp., a company owned by members of the family of the noncontrolling shareholders of Navios Logistics. The total consideration for the acquisition was $13,443, to be paid in one initial payment and seven semiannual installments with the final installment payable on June 30, 2016. As of December 31, 2012, Navios Logistics had paid $630 and the remaining balance under the agreement was $12,813. The current portion of the balance is included in “Accounts payable” and the noncurrent is included in “Other long term liabilities”.
During the second half of 2012, Navios Logistics acquired 100% of the outstanding common stock of Merco Parana S.A., which is the owner of three liquid barges that were previously chartered-in by Navios Logistics. Merco Parana S.A. is a company previously owned by the noncontrolling shareholders of Navios Logistics. The total consideration for the acquisition was $2,493 to be paid in installments with the final installment payable on March 29, 2013. As of December 31, 2012, Navios Logistics had paid $1,980 and the remaining balance under the agreement was $513. The current portion of the balance is included in “Accounts Payable” and the noncurrent is included in “Other long term liabilities”.

Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2012
Intangible Assets Other Than Goodwill [Abstract]
Intangible assets other than goodwill
NOTE 8: INTANGIBLE ASSETS OTHER THAN GOODWILL

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2012
	Acquisition Cost	Accumulated Amortization	Transfer to vessel cost/ Write off	Net Book Value December 31, 2012
Trade name	$100,420	$(25,885)	$—	$74,535
Port terminal operating rights	34,060	(6,462)	—	27,598
Customer relationships	35,490	(8,872)	—	26,618
Favorable lease terms (**)(****)	220,042	(130,528)	(9,207)	80,307
Total Intangible assets	390,012	(171,747)	(9,207)	209,058
Unfavorable lease terms (***)	(127,513)	89,022	6,485	(32,006)
Total	$262,499	$(82,725)	$(2,722)	$177,052

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2011
	Acquisition Cost	Accumulated Amortization	Transfer to vessel cost/ Write off	Net Book Value December 31, 2011
Trade name	$100,420	$(22,025)	$—	$78,395
Port terminal operating rights	34,060	(5,533)	—	28,527
Customer relationships	35,490	(7,098)	—	28,392
Favorable lease terms (*)(**)	237,644	(128,172)	(1,513)	107,959
Total Intangible assets	407,614	(162,828)	(1,513)	243,273
Unfavorable lease terms (***)	(127,513)	82,688	—	(44,825)
Total	$280,101	$(80,140)	$(1,513)	$198,448

(*)  On February 21, 2011, the Navios Astra, a 53,468 dwt Ultra-Handymax vessel, a former long-term chartered-in vessel in operation, was delivered to Navios Holdings' owned fleet. The unamortized amount of favorable leases of $1,513 for the Navios Astra was included as an adjustment to the carrying value of the vessels.

(**)  As of December 31, 2012, the intangible asset associated with the favorable lease terms includes an amount of $21,782 related to purchase options for the vessels (see Note 2(n). As of December 31, 2012 and 2011, $0 and $90, respectively, had been transferred to the acquisition cost of vessels. As of December 31, 2012 and 2011, $9,207 and $0, respectively, was written off since the purchase option was not exercised.

(***)   As of December 31, 2012, the intangible liability associated with the unfavorable lease terms includes an amount of $9,405 related to purchase options held by third parties (see Note 2(n)). As of December 31, 2012 and 2011, no purchase options held by third parties have been exercised. As of December 31, 2012 and 2011, $6,485 and $0, respectively, was written off since the purchase option was not exercised.

(****) During the year ended December 31, 2012, acquisition costs and accumulated amortization of $14,470 of fully amortized favorable lease terms was written off.

	Amortization Expense and Write Offs Year Ended December 31, 2012	Amortization Expense and Write Offs Year Ended December 31, 2011	Amortization Expense and Write Offs Year Ended December 31, 2010
Trade name	$(3,860)	$(3,853)	$(3,852)
Port terminal operating rights	(930)	(927)	(927)
Customer relationships	(1,775)	(1,775)	(1,774)
Favorable lease terms	(27,652)	(18,388)	(21,488)
Unfavorable lease terms	12,819	6,610	8,147
Total	$(21,398)	$(18,333)	$(19,894)

The remaining aggregate amortization of acquired intangibles (for the Company) will be as follows:

Description	Within one year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total

Trade name	$3,853	$3,853	$3,853	$3,860	$3,853	$55,263	$74,535
Favorable lease terms	12,876	12,539	11,398	11,324	7,022	3,366	58,525
Unfavorable lease terms	(4,933)	(4,933)	(3,545)	(2,183)	(1,273)	(5,734)	(22,601)
Port terminal operating rights	930	930	930	930	930	22,948	27,598
Customer relationships	1,775	1,775	1,775	1,775	1,775	17,743	26,618
Total	$14,501	$14,164	$14,411	$15,706	$12,307	$93,586	$164,675

Investment in Affiliates	12 Months Ended
Dec. 31, 2012
Investment In Affiliates [Abstract]
Investment in affiliates
NOTE 9: INVESTMENT IN AFFILIATES

Navios Maritime Partners L.P.
On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2% general partner interest.
Navios Partners is engaged in the seaborne transportation services of a wide range of drybulk commodities including iron ore, coal, grain and fertilizer, and chartering its vessels under medium to long-term charters. The operations of Navios Partners are managed by Navios Shipmanagement Inc. (the “Manager”), from its offices in Piraeus, Greece.

On January 1, 2012, all of the outstanding subordinated units converted into 7,621,843 common units of Navios Partners (excluding the Series A Subordinated Units, which are a separate class of subordinated units) (“the Conversion”). The Company concluded that the Conversion resulted in a change in the form of its investment in Navios Partners that was a reconsideration event pursuant to ASC 323-10-15-16a. In connection with that reconsideration, the Company concluded that the common units of Navios Partners, which prior to January 1, 2012 did not meet the definition of common stock or “in-substance common stock,” met the definition of “in-substance common stock” starting January 1, 2012.  Although the common units continued to enjoy certain preferences by comparison to the Series A Subordinated Units, the Series A Subordinated Units constituted such a small portion of the capital structure of Navios Partners and, as such, the liquidation preference was not considered to be substantive under ASC 323-10-15-13a. In addition, at the time of the reconsideration, it was known that the Series A Subordinated Units would themselves automatically convert to common units of Navios Partners on June 29, 2012. Accordingly, the Company concluded that the risk and reward profile of the common units and Series A Subordinated Units were substantially the same in accordance with ASC 323-10-15-13b. As a result, the Company's entire investment in Navios Partners (a portion of which was previously accounted for as available-for-sale securities) is accounted for by the equity method from January 1, 2012. As a result, the carrying value of the available-for sale securities of $82,572 plus the amount reflected in other comprehensive losses of $6,158 (in each case, as of December 31, 2011) was reclassified to “Investments in Affiliates.”

On June 29, 2012, the outstanding subordinated Series A units converted into 1,000,000 shares of common units which have the same distribution rights as all other common units holders.

In May 2012, Navios Partners completed its public offering. Following this offering Navios Holdings' interest in Navios Partners decreased. The Company deemed that the issuance of shares qualified as a sale of shares by the equity method investee. As a result, a gain of $9,497 was recognized in “Equity in net earnings of affiliated companies”.
As of December 31, 2012, Navios Holdings holds a total of 14,223,763 common units, representing a 23.2% common interest in Navios Partners and the entire investment in Navios Partners is accounted for under the equity method.
As of December 31, 2012 and December 31, 2011, the carrying amount of the investment in Navios Partners accounted for under the equity method was $103,953 and $17,688, respectively. As of December 31, 2012 and December 31, 2011, the carrying amount of the investment in available-for-sale common units was $0 and $82,572, respectively.
As of December 31, 2012, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company's underlying equity in net assets of Navios Partners is $51,528. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Partners tangible and intangible assets.
Dividends received during the year ended December 31, 2012 and 2011 were $27,916 and $25,640, respectively.

Acropolis Chartering and Shipping Inc.
Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of December 31, 2012 and December 31, 2011, the carrying amount of the investment was $420 and $210, respectively. Dividends received for each of the years ended December 31, 2012 and 2011 were $140 and $602, respectively.
Navios Maritime Acquisition Corporation
From March 30, 2011, Navios Acquisition has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company, and the investment in Navios Acquisition has been accounted for under the equity method due to the Company's significant influence over Navios Acquisition. Navios Acquisition has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition since the preferred stock is considered to be in substance common stock for accounting purposes. As of December 31, 2012, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 45.24% and its economic interest in Navios Acquisition was 53.96%. See Note 3 for a discussion of changes to Navios Holdings' voting power and economic interest in Navios Acquisition. Navios Holdings calculates its share of the earnings (or losses) based on its 53.96% economic interest (taking into account stock as well as in-substance common stock) in Navios Acquisition.
As of December 31, 2012 and December 31, 2011, the carrying amount of the investment in Navios Acquisition accounted for under the equity method was $92,896 and $99,168, respectively.
As of December 31, 2012, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company's underlying equity in net assets of Navios Acquisition is $17,450. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets.
Dividends received for each of the years ended December 31, 2012 and 2011 were $5,202 and $5,202, respectively.
Summarized financial information of the affiliated companies is presented below:

			December 31, 2012			December 31, 2011
Balance Sheet			Navios Partners	Navios Acquisition	Acropolis	Navios Partners		Navios Acquisition	Acropolis
Current assets			$70,033	$71,795	$1,548	$63,558		$78,907	$706
Non-current assets			884,919	1,298,849	25	846,366		1,116,562	26
Current liabilities			60,276	67,828	235	56,705		77,729	231
Non-current liabilities			275,982	1,071,512		293,580		878,891	—

	Year December 31, 2012			Year December 31, 2011			Year December 31, 2010
Income Statement	Navios Partners	Navios Acquisition	Acropolis	Navios Partners	Navios Acquisition	Acropolis	Navios Partners	Navios Acquisition	Acropolis
Revenue	$205,435	$151,097	$2,262	$186,935	$121,925	$2,686	$143,231	$—	$2,934
Net Income/(loss)	95,898	(3,284)	1,237	65,335	(3,378)	1,401	60,511	—	1,720

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expense [Abstract]
Accrued expense
NOTE 10: ACCRUED EXPENSE

Accrued expenses consist of the following:

	December 31, 2012	December 31, 2011
Payroll	$10,408	$9,353
Accrued interest	22,714	25,098
Accrued voyage expenses	16,709	11,347
Accrued running costs	6,515	4,637
Provision for losses on voyages in progress	4,974	1,652
Audit fees and related services	565	575
Accrued taxes	5,929	4,476
Professional fees	961	1,183
Other accrued expenses	6,906	5,549
Total accrued expenses	$75,681	$63,870

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstact]
Borrowings
NOTE 11: BORROWINGS
Borrowings consist of the following:

Navios Holdings loans	December 31, 2012	December 31, 2011
Loan Facility HSH Nordbank and Commerzbank A.G.	$41,659	$43,773
Revolver Facility HSH Nordbank and Commerzbank A.G.	4,428	7,810
Commerzbank A.G.	71,706	104,626
Dekabank Deutsche Girozentrale	—	75,000
Loan Facility Emporiki Bank ($130,000)	30,308	43,948
Loan Facility Emporiki Bank ($75,000)	32,000	34,750
Loan Facility Emporiki Bank ($40,000)	32,700	38,500
Loan Facility Emporiki Bank ($23,000)	20,203	20,884
Loan Facility Emporiki Bank ($23,000)	20,750	10,170
Loan DNB NOR Bank ($40,000)	30,394	37,082
Loan DNB NOR Bank ($66,500)	—	52,900
Loan Facility DVB Bank SE ($42,000)	39,325	—
Loan facility Cyprus Popular Bank Public Co. Ltd Bank	—	17,908
Unsecured bond	—	20,000
Senior notes	350,000	350,000
Ship mortgage notes	488,000	400,000
Total Navios Holdings loans	$1,161,473	$1,257,351

Navios Logistics loans	December 31, 2012	December 31, 2011
Senior notes	$200,000	$200,000
Other long-term loans	598	668
Total Navios Logistics loans	$200,598	$200,668

Total loans	December 31, 2012	December 31, 2011
Total borrowings	$1,362,071	$1,458,019
Less: unamortized discount	(3,859)	(4,462)
Less: current portion	(33,095)	(70,093)
Total long-term borrowings	$1,325,117	$1,383,464

Navios Holdings loans

In December 2006, the Company issued $300,000 in senior notes at a fixed rate of 9.5% due on December 15, 2014 (the “2014 Notes”). On January 28, 2011, Navios Holdings completed the sale of $350,000 of 8.125% Senior Notes due 2019 (the “2019 Notes”). The net proceeds from the sale of the 2019 Notes were used to redeem any and all of Navios Holdings' outstanding 2014 Notes and pay related transaction fees and expenses and for general corporate purposes. The effect of this transaction was the recognition of a $21,199 loss in the statement of income under “Loss on bond extinguishment”, which comprises a $5,573 loss relating to the accelerated amortization of unamortized deferred finance costs and a $15,626 loss relating to cash payments for transaction fees and expenses in connection with the 2014 Notes extinguishment.

Senior Notes: On January 28, 2011, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “2019 Co Issuers”) issued $350,000 in senior notes due on February 15, 2019 at a fixed rate of 8.125%. The senior notes are fully and unconditionally guaranteed, jointly and severally and on an unsecured senior basis, by all of the Company's subsidiaries, other than Navios Maritime Finance II (US) Inc, Navios Maritime Finance (US) Inc., Navios South American Logistics Inc. and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. The 2019 Co-Issuers have the option to redeem the notes in whole or in part, at any time (i) before February 15, 2015, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after February 15, 2015, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in 2017, plus accrued and unpaid interest, if any. At any time before February 15, 2014, the 2019 Co-Issuers may redeem up to 35% of the aggregate principal amount of the notes with the net proceeds of an equity offering at 108.125% of the principal amount of the notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The senior notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2019 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2019 Co-Issuers were in compliance with the covenants as of December 31, 2012.

Ship Mortgage Notes: In November 2009, the Company and its wholly owned subsidiary, Navios Maritime Finance (US) Inc. (together, the “Mortgage Notes Co-Issuers”) issued $400,000 of first priority ship mortgage notes due on November 1, 2017 at a fixed rate of 8.875%. In July 2012, the Mortgage Notes Co-Issuers issued an additional $88,000 of the ship mortgage notes at par value. The exchange offer of the ship mortgage notes issued in July 2012 was completed on October 4, 2012.

The ship mortgage notes are senior obligations of the Mortgage Notes Co-Issuers and are secured by first priority ship mortgages on 17 vessels owned by certain subsidiary guarantors and other related collateral securities. The ship mortgage notes are fully and unconditionally guaranteed, jointly and severally by all of the Company's direct and indirect subsidiaries that guarantee the 2019 Notes and Navios Maritime Finance II (US) Inc. The guarantees of the Company's subsidiaries that own mortgage vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgage vessels are senior unsecured guarantees. In addition, the Mortgage Notes Co-Issuers have the option to redeem the ship mortgage notes in whole or in part, at any time (1) before November 1, 2013, at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points, and (2) on or after November 1, 2013, at a fixed price of 104.438%, which price declines ratably until it reaches par in 2015.

Furthermore, upon occurrence of certain change of control events, the holders of the ship mortgage notes may require the Mortgage Notes Co-Issuers to repurchase some or all of the notes at 101% of their face amount. Pursuant to the terms of a registration rights agreement, as a result of satisfying certain conditions, the Mortgage Notes Co Issuers and the guarantors are not obligated to file a registration statement that would have enabled the holders of ship mortgage notes to exchange the privately placed notes with publicly registered notes with identical terms. The ship mortgage notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the Mortgage Notes Co-Issuers' properties and assets and creation or designation of restricted subsidiaries.

The Mortgage Notes Co-Issuers were in compliance with the covenants as of December 31, 2012.

Loan Facilities:

The majority of the Company's senior secured credit facilities include maintenance covenants, including loan-to-value ratio covenants, based on either charter-adjusted valuations, or charter-free valuations. As of December 31, 2012, the Company and its subsidiaries were in compliance with all of the covenants under each of its credit facilities outlined below.

HSH/Commerzbank Facility: In February 2007, Navios Holdings entered into a secured loan facility with HSH Nordbank and Commerzbank AG maturing on October 31, 2014. The facility was initially composed of a $280,000 term loan facility and a $120,000 reducing revolving facility and it has been amended and repaid as certain vessels have been sold.

The loan facility bears interest at a margin ranging from 115 basis points to 175 basis points depending on the specified security value and requires compliance with financial covenants, including a specified security value maintenance compared to total debt percentage and minimum liquidity. It is an event of default under the revolving credit facility if such covenants are not complied with or if Angeliki Frangou, the Company's Chairman and Chief Executive Officer, beneficially owns less than 20% of the issued stock.

As of December 31, 2012, the outstanding revolving credit facility is repayable in one quarterly installment of $846 and seven quarterly installments of $224 with a final balloon payment of $2,014 on the last payment date and the outstanding term loan facility is repayable in one quarterly installment of $529 and seven quarterly installments of $1,129 with a final balloon payment of $33,227 on the last payment date.

As of December 31, 2012, the full amount under the revolving facility had been drawn and the outstanding amount was $4,428. As of December 31, 2012, the outstanding amount under the term loan facility was $41,659.

Emporiki Facilities: In December 2007, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $154,000 in order to partially finance the construction of two Capesize bulk carriers. In July 2009, following an amendment of the above-mentioned agreement, the amount of the facility has been changed to up to $130,000.

The interest rate of the amended facility is based on a margin of 175 basis points. The facility is repayable in one installment of $5,139, followed by three semi-annual installments of $1,716 and ten semi-annual installments of $1,144 with a final balloon payment of $8,581 on the last payment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount under this facility was $30,308.

In August 2009, Navios Holdings entered into an additional facility agreement with Emporiki Bank of Greece for an amount of up to $75,000 to partially finance the acquisition costs of two Capesize vessels. The loan bears interest at a rate of LIBOR plus 175 basis points. The outstanding amount of the loan as of December 31, 2012 is repayable in 16 semi-annual installments of $1,375 with a final payment of $10,000 on the last repayment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount under this facility was $32,000.

In September 2010, Navios Holdings entered into another facility agreement with Emporiki Bank of Greece for an amount of up to $40,000 in order to partially finance the construction of one Capesize bulk carrier. As of December 31, 2012, the outstanding amount under the loan facility was repayable in one installment of $5,382 and 16 semi-annual equal installments of $1,206 with a final balloon payment of $8,022 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount under this facility was $32,700.

In August 2011, Navios Holdings entered into an additional facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier. The facility is repayable in 19 semi-annual equal installments of $681, with a final balloon payment of $7,264 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount under this facility was $20,203.

In December 2011, Navios Holdings entered into another facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier. As of December 31, 2012, the outstanding amount under the loan facility was repayable in 19 semi-annual equal installments of $700 after the drawdown date, with a final balloon payment of $7,450 on the last payment date. The loan bears interest at a rate of LIBOR plus 325 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount under this facility was $20,750.

In December 2012, the Emporiki facilities were transferred to Credit Agricole Corporate and Investment Bank.

DNB Facilities: In June 2008, Navios Holdings entered into a facility agreement with DNB NOR BANK ASA for an amount of up to $133,000 in order to partially finance the construction of two Capesize bulk carriers. In June 2009, following an amendment of the above-mentioned agreement, one of the two tranches of the facility amounting to $66,500 was cancelled. The interest rate of the amended facility is based on a margin of 225 basis points. On July 10, 2012, the Company repaid in full the loan using a portion of the proceeds of the ship mortgage notes issued in July 2012 and cash on hand.

In August 2010, Navios Holdings entered into a facility agreement with DNB NOR BANK ASA for an amount of up to $40,000 in order to partially finance the construction of one Capesize bulk carrier. The loan bears interest at a rate of LIBOR plus 275 basis points. As of December 31, 2012, the outstanding loan is repayable in 17 equal quarterly installments of $552, with a final balloon payment of $21,010 on the last payment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount under this facility was $30,394.

Dekabank Facility: In February 2009 (amended and restated in May 2009), Navios Holdings entered into a facility of up to $120,000 with Dekabank Deutsche Girozentrale to finance the acquisition of two Capesize vessels. The interest rate of the facility was based on a margin of 190 basis points. On June 15, 2012, the Company sold the Navios Buena Ventura and fully repaid the outstanding balance associated with the vessel. On July 9, 2012, the Company repaid in full the loan using a portion of the proceeds of the ship mortgage notes issued in July 2012 and cash on hand.

Cyprus Popular Bank Public Co. Ltd. Facility: In March 2009, Navios Holdings entered into a loan facility with Cyprus Popular Bank Public Co. Ltd.  of  up to $110,000 to be used to finance the pre-delivery installments for the construction of newbuilding vessels and for general corporate purposes. As of September 7, 2010, the available amount of the loan facility was reduced to $30,000. On May 10, 2011, the amount of $18,850 was drawn to finance the acquisition of the Navios Astra. This loan bears interest at a rate of LIBOR plus 275 basis points. On April 20, 2012, the Company repaid the facility in full using the proceeds under the second tranche of the DVB Bank SE loan facility. As of December 31, 2012, the facility will be available until May 2013 and the available amount under the facility was $30,000.

Commerzbank Facility: In June 2009, Navios Holdings entered into a facility agreement for an amount of up to $240,000 (divided into four tranches of $60,000) with Commerzbank AG in order to partially finance the acquisition of a Capesize vessel and the construction of three Capesize vessels. Following the delivery of two Capesize vessels, Navios Holdings cancelled two of the four tranches and in October 2010 fully repaid their outstanding loan balances of $53,600 and $54,500, respectively. As of December 31, 2012, the third tranche of the facility is repayable in one quarterly installment of $257 and 25 quarterly installments of $882, with a final balloon payment of $13,815 on the last payment date; and the fourth tranche of the facility is repayable in one quarterly installment of $210 and 31 quarterly installments of $835, with a final balloon payment of $9,489 on the last payment date. The loan bears interest at a rate based on a margin of 225 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount was $71,706.

DVB Bank SE Facility: On March 23, 2012, Navios Holdings entered into a facility agreement with a syndicate of banks led by DVB Bank SE for an amount of up to $42,000 in two tranches: (a) the first tranche is for an amount of up to $26,000 in order to finance the acquisition of a handysize vessel; and (b) the second tranche is for an amount of up to $16,000 to refinance the Navios Astra loan facility with Cyprus Popular Bank Public Co. Ltd. The two tranches bear interest at a rate of LIBOR plus 285 basis points and 360 basis points, respectively. As of December 31, 2012, Navios Holdings had drawn $26,000 under the first tranche and $14,950 under the second tranche. The first tranche is repayable in 29 quarterly installments of $362, with a final balloon payment of $14,400 on the last repayment date and the second tranche is repayable in 30 quarterly installments of $269, with a final balloon payment of $6,357 on the last repayment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount was $39,325.

Unsecured Bond: In July 2009, Navios Holdings issued a $20,000 unsecured bond due in July 2012 as a partial payment for the acquisition price of a Capesize vessel. Interest accrued on the principal amount of the unsecured bond at the rate of 6% per annum. All accrued interest (which was not compounded) would have been first due and payable in July 2012, which was the maturity date. The outstanding amount was repaid in full on July 24, 2012 in accordance with its terms.

Amounts drawn under the facilities are secured by first priority mortgages on Navios Holdings' vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Holdings' vessels; changing the commercial and technical management of Navios Holdings' vessels; selling or changing the ownership of Navios Holdings' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The credit facilities also require compliance with a number of financial covenants including debt coverage ratios and minimum liquidity. It is an event of default under the credit facilities if such covenants are not complied with.

Navios Logistics loans

Senior Notes

On April 12, 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together the “Logistics Co-Issuers”) issued $200,000 in senior notes due on April 15, 2019 at a fixed rate of 9.25% (the “Logistics Senior Notes”). The Logistics Senior Notes are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Hidronave South American Logistics S.A. and Navios Logistics Finance (US) Inc. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. The Logistics Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the Logistics Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption.

In addition, upon the occurrence of certain change of control events, the holders of the Logistics Senior Notes will have the right to require the Logistics Co- Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The Logistics Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics properties and assets and creation or designation of restricted subsidiaries.

Cyprus Popular Bank Public Co. Ltd. Facility

On March 20, 2012, Cyprus Popular Bank Public Co. Ltd. and Nauticler S.A., a subsidiary of Navios Logistics, finalized the documentation of the $40,000 revolving credit facility for working and investment capital purposes. The loan bears interest at a rate based on a margin of 300 basis points and the obligations will be secured by mortgages on four tanker vessels or alternative security over other assets acceptable to the bank. The facility requires Navios Logistics to be in compliance with the covenants contained in the indenture governing the Logistics Senior Notes. The loan is initially repayable 12 months after drawdown with extension options available. As of December 31, 2012, the revolving credit facility was fully undrawn.
Non-Wholly Owned Subsidiaries' Indebtedness
On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd .Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A. Navios Logistics paid total consideration of $8,500 for such noncontrolling interests ($8,638 including transactions expenses), and simultaneously paid $53,155 in full and final settlement of all amounts of indebtedness of such  joint ventures.

Other Indebtedness

In connection with the acquisition of Hidronave S.A. on October 29, 2009, Navios Logistics assumed an $817 loan facility that was entered into by Hidronave S.A. in 2001 in order to finance the construction of a pushboat (Nazira). As of December 31, 2012, the outstanding loan balance was $598. The loan facility bears interest at a fixed rate of 600 basis points. The loan is to be repaid in equal monthly installments of $6 each and the final repayment date must occur prior to August 10, 2021. The loan also requires compliance with certain covenants.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of December 31, 2012, based on the repayment schedules of the respective loan facilities (as described above) and the outstanding amount due under the debt securities.

Year	Amount in thousands of USD
2013	$33,095
2014	63,683
2015	22,457
2016	21,885
2017	529,230
2018 and thereafter	691,721
Total	$1,362,071

Derivatives and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivatives And Fair Value Of Financial Instruments
Derivative and fair value of financial instruments
NOTE 12: DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Warrants
The Company accounted for the Navios Acquisition warrants (the “Navios Acquisition Warrants”), which were obtained in connection with its investment in Navios Acquisition, under guidance for accounting for derivative instruments and hedging activities.
For the year ended December 31, 2010, a gain of $5,888 relating to changes in fair value of the Navios Acquisition Warrants was recorded under “(Loss)/gain on derivatives” in the consolidated statements of income. As of December 31, 2010, all warrants had been exercised.
Upon the Company obtaining control of Navios Acquisition in 2010, the investment in shares of common stock and the investment in warrants were remeasured to fair value resulting in a gain of $17,742 recorded in the statements of comprehensive income under “Gain on change in control” and noncontrolling interest was recognized at fair value, being the number of shares not controlled by the Company at the public share price as of May 28, 2010 of $6.56, amounting to $60,556.
Forward Freight Agreements (FFAs)
Drybulk shipping FFAs generally have the following characteristics: they cover periods from one month to one year; they can be based on time charter rates or freight rates on specific quoted routes; they are executed between two parties and give rise to a certain degree of credit risk depending on the counterparties involved and they are settled monthly based on publicly quoted indices.

At December 31, 2012 and December 31, 2011, none of the “mark-to-market” positions of the open dry bulk FFA contracts, qualified for hedge accounting treatment. Drybulk FFAs traded by the Company that do not qualify for hedge accounting are shown at fair value through the statements of comprehensive income.
The net losses from FFAs recorded in the statement of income amounted to $196, $165 and $1,802, for the years ended December 31, 2012, 2011 and 2010, respectively.
During each of the years ended December 31, 2012, 2011 and 2010, the changes in net unrealized (losses)/gains on FFAs amounted to $(124), $289 and $(19,903), respectively.

Fair value of financial instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Borrowings: The carrying amount of the floating rate loans approximates their fair value. The senior and ship mortgage notes are fixed rate borrowings and their fair value, which was determined based on quoted market prices, is indicated in the table below.
Capital leases: The capital leases are fixed rate obligations and their carrying amounts approximate their fair value as indicated in the table below.

Loan receivable from affiliate company: The carrying amount of the floating rate loan approximates its fair value.

Due from affiliate companies, long term: The carrying amount of the floating rate payable approximates its fair value.

Accounts receivable, net: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and because there were no significant changes in interest rates. All amounts that are assumed to be uncollectable are written off and/or reserved.
Accounts payable: The carrying amounts of accounts payable reported in the balance sheet approximates their fair value due to the short-term nature of these accounts payable and because there were no significant changes in interest rates.
Investments in available-for-sale securities: The carrying amount of the investments in available-for-sale securities reported in the balance sheet represents unrealized gains and losses on these securities, which are reflected directly in equity unless an unrealized loss is considered “other-than-temporary”, in which case it is transferred to the statements of comprehensive income.
Forward freight agreements: The fair value of forward freight agreements is the estimated amount that the Company would receive or pay to terminate the agreement at the reporting date by obtaining quotes from brokers or exchanges.
The estimated fair values of the Company's financial instruments are as follows:

	December 31, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$257,868	$257,868	$171,096	$171,096
Restricted cash	$24,704	$24,704	$6,399	$6,399
Accounts receivable, net	$85,721	$85,721	$101,386	$101,386
Investments in available for sale securities	$559	$559	$82,904	$82,904
Forward Freight Agreements, net	$1,275	$1,275	$1,279	$1,279
Loan receivable from affiliate company	$35,000	$35,000	$40,000	$40,000
Due from affiliate companies, long term	$57,701	$57,701	$—	$—
Accounts payable	$(63,921)	$(63,921)	$(52,113)	$(52,113)
Capital lease obligations, including current portion	$(25,112)	$(25,112)	$(31,221)	$(31,221)
Senior and ship mortgage notes, net of discount	$(1,034,141)	$(973,940)	$(945,538)	$(841,500)
Long term debt, including current portion	$(324,071)	$(324,071)	$(508,019)	$(508,019)

The following tables set forth by level our assets and liabilities that are measured at fair value on a recurring basis. As required by the fair value guidance, assets and liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value Measurements as of December 31, 2012
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
FFAs	$1,275	$1,275	$—	$—
Investments in available for sale securities	559	559	—	—
Total	$1,834	$1,834	$—	$—

	Fair Value Measurements as of December 31, 2011
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
FFAs	$1,279	$1,279	$—	$—
Investments in available for sale securities	82,904	82,904	—	—
Total	$84,183	$84,183	$—	$—

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of December 31, 2012.

	Fair Value Measurements at December 31, 2012
Assets	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$257,868	$257,868	$—	$—
Restricted cash	$24,704	$24,704	$—	$—
Senior and ship mortgage notes, net of discount	$(973,940)	$(973,940)	$—	$—
Capital lease obligations, including current portion(1)	$(25,112)	$—	$(25,112)	$—
Long-term debt, including current portion(1)	$(324,071)	$—	$(324,071)	$—
Loan receivable from affiliate company(2)	$35,000	$—	$35,000	$—
Due from affiliate companies, long term(2)	$57,701	$—	$57,701	$—

  The fair value of the Company's long term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.

  The fair value of the Company's loan receivable from affiliate company and long term receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as after taking into account the counterparty's creditworthiness.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee benefit plans
NOTE 13: EMPLOYEE BENEFIT PLANS

Retirement Saving Plan
The Company sponsors an employee saving plan covering all of its employees in the United States. The Company's contributions to the employee saving plan during the years ended December 31, 2012, 2011 and 2010, were approximately $119, $108 and $122, respectively, which included a discretionary contribution of $15, $15, and $18, respectively.
Defined Benefit Pension Plan
The Company sponsors a legacy unfunded defined benefit pension plan that covers certain Bahamian and Uruguayan nationals and former Navios Corporation employees. The liability related to the plan is recognized based on actuarial valuations. The current portion of the liability is included in accrued expenses and the non-current portion of the liability is included in other long term liabilities. There are no pension plan assets.
The Greek office employees are protected by the Greek Labor Law. According to the law, the Company is required to pay retirement indemnities to employees on dismissal, or on leaving with an entitlement to a full security retirement pension. Please refer to Note 2 (s).
Stock Plan

The Company has awarded shares of restricted stock and restricted stock units to its employees, officers and directors. The restriction lapses in two or three equal tranches, over the requisite service periods, of one, two and three years from the grant date. The Company has also awarded stock options to its officers and directors only, based on service conditions only, which vest in three equal tranches over the requisite service periods of one, two and three years from the grant date. Each option remains exercisable for seven years after its vesting date.

On December 20, 2012, the Company awarded shares of restricted stock and restricted stock units to its employees, officers and directors and stock options to its officers and directors, which vest all at one time upon achievement of the internal performance criteria and completion of a service period on April 30, 2014.
The fair value of all stock option awards has been calculated based on the modified Black-Scholes method. A description of the significant assumptions used to estimate the fair value of the stock option awards is set out below:

•
Expected term: The Company began granting stock options in October 2007. The first stock option exercise was in 2010 and the number of options exercised during each of the years ended December 31, 2012 (29,251), 2011 (130,578) and 2010 (130,577) was small in relation to the total number of options granted. Therefore, due to limited historical share option exercise experience to provide for a reasonable basis upon which to estimate expected term, the Company opted to apply the simplified method.

The “simplified method” was used which includes taking the average of the weighted average time to vesting and the contractual term of the option award. The service conditions option awards vest over three years at 33.3%, 33.3% and 33.4% respectively, resulting in a weighted average time to vest of approximately 2 years. The contractual term of the award is 7 years. Utilizing the simplified approach formula, the derived expected term estimate for the Company's service conditions option award is 4.5 years.

The performance conditions option awards vest in one year and only upon achievement of the performance criteria.

•
Expected volatility: The historical volatility of Navios Holdings' shares was used in order to estimate the volatility of the stock option awards. The final expected volatility estimate, which equals the historical estimate, for the service conditions option awards is 43.87%, 68.14% and 81.52% for 2012, 2011 and 2010, respectively, and for the performance conditions option awards is 36.59% for 2012.

•	Expected dividends: The expected dividend is based on the current dividend, our historical pattern of dividend increases and the market price of our stock.

•
Risk-free rate: Navios Holdings has selected to employ the risk-free yield-to-maturity rate to match the expected term estimated under the “simplified method”. For the service conditions option awards, the 4.5 year yield-to-maturity rate as of the grant date is 0.68%, 0.80% and 1.81% for 2012, 2011 and 2010, respectively. For the performance conditions option awards, the one year yield-to-maturity rate as of the grant date is 0.15% for 2012.

The fair value of restricted stock and restricted stock unit grants excludes dividends to which holders of restricted stock and restricted stock units are not entitled. The expected dividend assumption used in the valuation of restricted stock and restricted stock units grant is $0.06 for 2012, 2011 and 2010.
The weighted average grant date fair value of stock options, restricted stock and restricted stock units granted during the year ended December 31, 2012 was $0.52, $3.44 and $3.44, respectively.
The weighted average grant date fair value of stock options, restricted stock and restricted stock units granted during the year ended December 31, 2011 was $1.43, $3.81 and $3.81, respectively.
The weighted average grant date fair value of stock options, restricted stock and restricted stock units granted during the year ended December 31, 2010 was $2.54, $5.15 and $5.15 respectively.
The effect of compensation expense arising from the stock-based arrangements described above amounts to $4,712, $4,252 and $2,476 as of December 31, 2012, 2011 and 2010, respectively and it is reflected in general and administrative expenses on the income statement. The recognized compensation expense for the year is presented as adjustment to reconcile net income to net cash provided by operating activities on the statements of cash flows.

The summary of stock-based awards is summarized as follows (in thousands except share and per share data):

	Shares	Weighted average exercise price	Weighted average remaining term	Aggregate fair value
Options
Outstanding as of December 31, 2009	1,264,631	7.13	8.02	3,282
Vested at December 31, 2009	286,422	—	—	—
Exercisable at December 31, 2009	286,422
Exercised	(130,577)	—	—	(158)
Granted	954,842	5.15	—	2,422
Outstanding as of December 31, 2010	2,088,896	6.47	7.98	5,546
Vested at December 31, 2010	421,544	—	—	—
Exercisable at December 31, 2010	316,279	—	—	—
Exercised	(130,578)	—	—	(158)
Granted	1,344,353	3.81	—	1,929
Outstanding as of December 31, 2011	3,302,671	5.52	7.81	7,317
Vested at December 31, 2011	643,824	—	—	—
Exercisable at December 31, 2011	522,934	—	—	—
Exercised	(29,251)	—	—	(36)
Granted	1,344,357	3.44	—	700
Outstanding as of December 31, 2012	4,617,777	4.93	7.07	7,981
Vested at December 31, 2012	901,520	—	—	—
Exercisable at December 31, 2012	841,644	—	—	—

Restricted stock and restricted stock units
Non Vested as of December 31, 2009	524,137	—	2.30	2,721
Granted	567,810	—	—	2,924
Vested	(276,879)	—	—	(1,283)
Forfeited or expired	(12,652)	—	—	(61)
Non Vested as of December 31, 2010	802,416	—	2.61	4,301
Granted	813,273	—	—	3,098
Vested	(318,644)	—	—	(1,692)
Forfeited or expired	(9,869)	—	—	(54)
Non Vested as of December 31, 2011	1,287,176	—	2.49	5,653
Granted	832,028	—	—	2,862
Vested	(553,846)	—	—	(2,565)
Forfeited or expired	(9,166)	—	—	(42)
Non Vested as of December 31, 2012	1,556,192	—	1.81	5,908

The estimated compensation cost relating to service conditions of non-vested (a) stock options and (b) restricted stock and restricted stock unit awards, not yet recognized was $1,328  and $2,448, respectively, as of December 31, 2012 and is expected to be recognized over the weighted average period of 2.97 years.
The estimated compensation cost relating to performance conditions of non-vested (a) stock options and (b) restricted stock and restricted stock unit awards, not yet recognized was $334  and $1,839, respectively, as of December 31, 2012 and is expected to be recognized when it is probable that the performance criteria will be met.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments and contingencies
NOTE 14: COMMITMENTS AND CONTINGENCIES:

As of December 31, 2012, the Company was contingently liable for letters of guarantee and letters of credit amounting to $590 (2011: $590) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.
On March 1, 2012, Navios Logistics issued a guarantee and indemnity letter that guaranteed the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $10,000. On July 11, 2012, the amount of the guarantee was amended to $12,000 and on March 1, 2013 the guarantee was extended for one year, expiring on March 1, 2014
In connection with the acquisition of Horamar, Navios Logistics recorded liabilities for certain pre-acquisition contingencies amounting to $6,632 ($2,907 relating to VAT-related matters, $1,703 for withholding tax-related matters, $1,511 relating to provisions for claims and others and $511 for income tax-related matters) that were included in the allocation of the purchase price based on their respective fair values. As it relates to these contingencies, the prior owners of Horamar agreed to indemnify Navios Logistics in the event that any of the above contingencies materialize before agreed-upon dates, extending to various dates through January 2020. As of December 31, 2012, the remaining liability related to these pre-acquisition contingencies amounted to $1,039 ($2,764 in 2011; $4,674 in 2010) and was entirely offset by an indemnification asset for the same amount, which was reflected in other non-current assets.
The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. In the opinion of management, the ultimate disposition of these matters is expected to be immaterial to the financial statements individually and in the aggregate and will not adversely affect the Company's financial position, results of operations or liquidity.
The Company, in the normal course of business, entered into contracts to time charter-in vessels for various periods through February 2024.
As of December 31, 2012, Navios Logistics has obligations related its port expansion project, the construction of the remaining two new tank barges and the acquisition of the chartered-in fleet (see Note 7) of $7,095, $3,257 and $13,326, respectively. The table below reflects the future payments for these commitments.

Amounts in thousands of U.S. Dollars
December 31, 2013	$14,370
December 31, 2014	3,628
December 31, 2015	3,754
December 31, 2016	1,926
Total	$23,678

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases
NOTE 15: LEASES

Chartered-in and office space:
As of December 31, 2012 the Company's future minimum commitments, net of commissions under lease obligations for chartered-in vessels, barges, pushboats and office space were as follows:

	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2013	$97,634	$9,025	$2,598
2014	65,223	26,463	2,504
2015	49,387	26,463	2,436
2016	46,575	26,535	2,294
2017	40,380	26,463	2,271
2018 and thereafter	125,910	116,920	2,615
Total	$425,109	$231,869	$14,718

Charter hire expense for Navios Holdings chartered-in vessels amounted to $112,536, $113,550 and $150,715, for the each of the years ended December 31, 2012, 2011 and 2010, respectively. Charter hire expense for logistics business chartered-in vessels amounted to $3,587, $5,910 and $5,359, for the each of the years ended December 31, 2012, 2011 and 2010, respectively.
Rent expense for office space amounted to $2,267, $2,229, and $2,115 for each of the years ended December 31, 2012, 2011 and 2010, respectively.
On January 2, 2006, the Company relocated its headquarters to leased premises in Piraeus, Greece, under an eleven-year lease expiring in 2017. On October 31, 2007, the Company entered into a 12-year lease agreement for additional space for its offices in Piraeus and the lease agreement expires in 2019. On October 29, 2010, the existing lease agreement for its offices in Piraeus was amended to reduce the amount of space leased. On July 1, 2010, the Company entered into a new contract for the lease of approximately 632 square meters of office space in Antwerp, Belgium that expires in 2019. The Company also leases approximately 11,923 square feet of space at 825 3rd Avenue, New York pursuant to a lease that expires in 2019. The Company also leases office space in Monaco pursuant to a lease that expires on June 2015. Navios Logistics' subsidiaries lease various premises in Argentina and Paraguay that expire on various dates through 2013. The above table incorporates the lease commitments on all offices as disclosed above.

Chartered-out:
The future minimum revenue, net of commissions, (i) for drybulk vessels, expected to be earned on non-cancelable time charters and (ii) for the Company's logistics business, expected to be earned on non-cancelable time charters, COA's with minimum guaranteed volumes and contracts with minimum guaranteed throughput in Navios Logistics' ports, are as follows:

	Drybulk vessels	Logistics business
2013	$107,906	$141,009
2014	34,331	91,724
2015	19,721	69,002
2016	19,775	49,714
2017	19,721	11,505
2018 and thereafter	58,810	794
Total minimum revenue, net of commissions	$260,264	$363,748

Revenues from time charters are not generally received when a vessel is off-hire, which includes time required for scheduled maintenance of the vessel.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions With Related Parties [Abstract]
Transactions with related parties
NOTE 16: TRANSACTIONS WITH RELATED PARTIES

Office rent: The Company has entered into lease agreements with Goldland Ktimatiki-Ikodomiki-Touristiki Xenodohiaki Anonimos Eteria and Emerald Ktimatiki-Ikodomiki-Touristiki Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings' Chairman and Chief Executive Officer. The lease agreements provide for the leasing of facilities located in Piraeus, Greece to house the operations of most of the Company's subsidiaries. The total annual lease payments are in the aggregate €952 (approximately $1,256) and the lease agreements expire in 2017 and 2019.  These payments are subject to annual adjustments starting from the third year, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.
Purchase of services: The Company utilizes its affiliate company, Acropolis Chartering and Shipping Inc. (“Acropolis”) (See Note 9), as a broker. Commissions paid to Acropolis for each of the years ended December 31, 2012, 2011 and 2010 were $48, $17 and $155, respectively. During the years ended December 31, 2012, 2011 and 2010, the Company received dividends of $140, $602, and $966, respectively. Included in the trade accounts payable at December 31, 2012 and 2011 was an amount of $115 and $125, respectively, which was due to Acropolis.
Vessels charter hire: In February 2012, the Company chartered in from Navios Partners the Navios Apollon, a 2000-built Ultra-Handymax vessel. The term of this charter is approximately two years at a net daily rate of $12.5 per day for the first year and $13.5 net per day for the second year, plus 50/50 profit sharing based on actual earnings. In May 2012, the Company chartered in from Navios Partners the Navios Prosperity, a 2007-built Panamax vessel. The term of this charter is approximately one year at a net daily rate of $12.0 per day, plus profit sharing. The owners will receive 100% of the first $1.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In September 2012, the Company chartered in from Navios Partners the Navios Libra, a 1995-built Panamax vessel. The term of this charter is approximately three years at a net daily rate of $12.5 per day, plus 50/50 profit sharing based on actual earnings. Total charter hire expense for the three vessels for the year ended December 31, 2012 was $7,484, and was included in the statement of comprehensive income under “Time charter, voyage and port terminal expenses”.
Management fees: Pursuant to a management agreement dated November 16, 2007, as amended in 2009 and 2011, Navios Holdings provides commercial and technical management services to Navios Partners' vessels for a daily fixed fee. As of December 31, 2012, the daily fees are $4.7 per owned Ultra Handymax vessel, $4.6 per owned Panamax vessel and $5.7 per owned Capesize vessel until December 31, 2013 and the fixed fee period is until December 31, 2017. This daily fee covers all of the vessels' operating expenses, including the cost of drydock and special surveys. From January 2014 to December 2017, Navios Partners will reimburse Navios Holdings for all of the actual operating costs and expenses in connection with the management of Navios Partners' fleet. Total management fees for the years ended December 31, 2012, 2011 and 2010 amounted to $31,689, $26,343 and $19,746, respectively.
Pursuant to a management agreement dated May 28, 2010, as amended in 2010 and 2012, for five years from the closing of Navios Acquisition's initial vessel acquisition, Navios Holdings provides commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6.0 per owned MR2 product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel and $10.0 per owned VLCC vessel. This daily fee covers all of the vessels' operating expenses, other than certain extraordinary fees and costs. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Drydocking expenses will be fixed under this agreement for up to $300 per vessel and will be reimbursed at cost for VLCC vessels. Total management fees for the years ended December 31, 2012, 2011 and 2010 amounted to $47,043, $35,678 and $9,752, respectively. As of March 30, 2012, Navios Acquisition may, upon request, reimburse the manager partially or fully for drydocking and other extraordinary fees and expenses under the management agreement at a later date, but not later than January 4, 2014, bearing interest of 1% over LIBOR. As of September 28, 2012, Navios Acquisition may, upon request, reimburse the manager partially or fully for any fixed management fees outstanding for a period of not more than nine months at a later date, but no later than December 31, 2014, bearing interest of 1% over LIBOR. The management fees have been eliminated upon consolidation of Navios Acquisition through March 30, 2011.
Navios Partners Guarantee:  Contemporaneously with the Insurance Restructuring (as defined in Note 25), the Company entered into the Navios Partners Guarantee arrangement with Navios Partners (see Note 25).  The Navios Partners Guarantee provided Navios Partners with guarantees against counterparty default on certain existing charters, which had previously been covered by the Charter Insurance for the same vessels, same periods and same amounts.  The Navios Partners Guarantee covers $76,740 of aggregate future charter payments and provides for a maximum possible payout of $20,000 by the Company to Navios Partners.   Premiums that are calculated on the same basis as the restructured Charter Insurance are included in the management fee that is paid by Navios Partners to Navios Holdings pursuant to the management agreement. As of December 31, 2012, no claims had been submitted to Navios Holdings.

General & administrative expenses: Pursuant to the administrative services agreement dated November 16, 2007, as amended in 2011, Navios Holdings provides administrative services to Navios Partners. Such services include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the years ended December 31, 2012, 2011 and 2010 amounted to $3,883, $3,447 and $2,750, respectively.
On May 28, 2010, Navios Acquisition entered into an administrative services agreement, expiring May 28, 2015, with Navios Holdings, pursuant to which Navios Holdings provides office space and certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the years ended December 31, 2012, 2011 and 2010 amounted to $2,110, $1,527 and $380, respectively. The general and administrative fees have been eliminated upon consolidation of Navios Acquisition through March 30, 2011.

On April 12, 2011, Navios Holdings entered into an administrative services agreement with Navios Logistics for a term of five years, pursuant to which Navios Holdings will provide certain administrative management services to Navios Logistics. Such services include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the year ended December 31, 2012, 2011 and 2010 amounted to $600, $375 and $0, respectively, which have been eliminated upon consolidation

Balance due from affiliate: Balance due from affiliate as of December 31, 2012 amounted to $108,538 (December 31, 2011: $49,404) which included the current amounts due from Navios Partners and Navios Acquisition, which were $21,716 and $29,121, respectively, and the non-current amount of $57,701 due from Navios Acquisition. The remaining balances mainly consisted of management fees, administrative fees, drydocking and other expenses and other amounts payable.

Omnibus agreements: Navios Holdings entered into an omnibus agreement with Navios Partners (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners' IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years. The Partners Omnibus Agreement was amended in June 2009 until June 29, 2011.

Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.
Sale of Vessels and Sale of Rights to Navios Partners: Upon the sale of vessels to Navios Partners, Navios Holdings recognizes the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and defers recognition of the gain to the extent of its own ownership interest in Navios Partners (the “deferred gain”). Subsequently, the deferred gain is amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain is accelerated in the event that (i) the vessel is subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company's ownership interest in Navios Partners is reduced. In connection with the public offerings of common units by Navios Partners, a pro rata portion of the deferred gain is released to income upon dilution of the Company's ownership interest in Navios Partners. For the vessels sold to Navios Partners see Notes 7 and 19. As of December 31, 2012 and 2011, the unamortized deferred gain for all vessels and rights sold totaled $28,459 and $41,002, respectively, and for the years ended December 31, 2012, 2011 and 2010, Navios Holdings recognized $12,652, $12,024 and $18,694, respectively, of the deferred gain in “Equity in net earnings of affiliated companies”.
Deconsolidation of Navios Acquisition: Refer to Note 3 for the deconsolidation of Navios Acquisition.
The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings in 2010 which was amended in 2010 and 2011. The facility will be available for multiple drawings up to a limit of $40,000, has a margin of LIBOR plus 300 basis points, and matures in December 2014. As of December 31, 2012, the outstanding amount under this facility was $35,000 (December 31, 2011: $40,000) and was recorded under “Loan receivable from affiliate company”.

Preferred and Common Stock	12 Months Ended
Dec. 31, 2012
Preferred And Common Stock [Abstract]
Preferred and common stock
NOTE 17: PREFERRED AND COMMON STOCK

Navios Holdings
In November 2008, the Board of Directors approved a share repurchase program for up to $25,000 of Navios Holdings' common stock. Share repurchases are made pursuant to a program adopted under Rule 10b5-1 under the Exchange Act. The program does not require any minimum purchase or any specific number or amount of shares and may be suspended or reinstated at any time in Navios Holdings' discretion and without notice. Repurchases are subject to restrictions under the terms of the Company's credit facilities and indentures. During 2011, Navios Holdings repurchased 73,651 shares for a total cost of $221. There were no shares repurchased during 2010 and 2012.
Issuances to Employees and Exercise of Options
During 2012, pursuant to the stock plan approved by the Board of Directors, 29,251 shares were issued following the exercise of options for cash at an exercise price of $3.18 per share for a total of $93.
On December 20, 2012, pursuant to the stock plan approved by the Board of Directors Navios Holdings issued to its employees 801,028 shares of restricted common stock, 31,000 restricted stock units and 1,344,357 stock options.
During 2011, pursuant to the stock plan approved by the Board of Directors, 130,578 shares were issued following the exercise of options for cash at an exercise price of $3.18 per share for a total of $415.
On December 5, 2011, pursuant to the stock plan approved by the Board of Directors Navios Holdings issued to its employees 784,273 shares of restricted common stock, 29,000 restricted stock units and 1,344,353 stock options.

Vested, Surrendered and Forfeited
During 2012, 24,932 restricted stock units, issued to the Company's employees in 2011, 2010 and 2009, have vested.
During 2011, 15,264 restricted stock units that were issued to the Company's employees in 2009 and 2010 have vested.

During the years ended December 31, 2012 and 2011, 6,602 and 8,869 restricted shares of common stock, respectively, were forfeited upon termination of employment.
Issuances for Construction or Purchase of Vessels and Buyback of $131,320 2% Preferred Stock
During 2010, the Company issued on various dates 13,410 shares of 2% Mandatorily Convertible Preferred Stock (“Preferred Stock”) at $10.0 nominal value per share to partially finance the acquisition of the Navios Antares, the Navios Azimuth, the Navios Melodia, the Navios Fulvia, the Navios Buena Ventura, the Navios Luz, the Navios Etoile and the Navios Bonheur. On December 27, 2010, Navios repurchased $131,320 (or 13,132 shares) of certain Preferred Stock previously issued in connection with the acquisition of such Capesize vessels for a cash consideration of $49,245.
All above mentioned issued shares of Preferred Stock were recorded at fair market value on issuance (See also Note 2 (ac)).
          Navios Holdings had as of December 31, 2012 and 2011, 103,255,409 and 102,409,364 shares of common stock, respectively, and 8,479 Preferred Stock outstanding for both years.

Interest Expense and Finance Cost, Net	12 Months Ended
Dec. 31, 2012
Interest Expense And Finance Cost Net [Abstract]
Interest expense and finance cost, net
NOTE 18: INTEREST EXPENSE AND FINANCE COST, NET

Interest expense and finance cost, net consist of the following:

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Interest expense	$99,887	$101,011	$91,527
Amortization of finance charges	6,309	5,198	6,065
Other	—	972	8,430
Total interest expense and finance cost, net	$106,196	$107,181	$106,022

Disposals of Assets	12 Months Ended
Dec. 31, 2012
Disposal Of Assets [Abstract]
Disposal of assets
NOTE 19: DISPOSAL OF ASSETS

The Company disposed of the following asset in 2012:

Navios Buena Ventura
Cash consideration received	$67,500
Book value of vessel	(67,068)
Total gain	432
Deferred gain	(109)
Gain recognized on sale of Navios Buena Ventura		$323
Total gain on sale of assets		$323

The Company disposed of the following assets in 2011:

Navios Luz
Cash consideration received	$71,975
Shares consideration received	6,000
Book value of vessel	(53,548)
Total gain	24,427
Deferred gain	(6,623)
Gain recognized on sale of Navios Luz		$17,804

Navios Orbiter
Cash consideration received	$47,984
Shares consideration received	4,000
Book value of vessel	(23,198)
Total gain	28,786
Deferred gain	(7,804)
Gain recognized on sale of Navios Orbiter		$20,982
Gain from sale of other assets		$36
Total gain on sale of assets		$38,822

The Company disposed of the following assets in 2010:

Navios Hyperion
Cash consideration received	$63,000
Book value of vessel	(25,168)
Total gain	37,832
Deferred gain	(13,996)
Gain recognized on sale of Navios Hyperion		$23,836

Navios Aurora II
Cash consideration received	$90,000
Shares consideration received	20,326
Book value of vessel	(109,508)
Total gain	818
Deferred gain	(271)
Gain recognized on sale of Navios Aurora II		$547
Navios Pollux
Cash consideration received	$110,000
Book value of vessel	(107,452)
Total gain	2,548
Deferred gain	(797)
Gain recognized on sale of Navios Pollux		$1,751

Navios Melodia
Cash consideration received	$72,100
Shares consideration received	6,687
Book value of vessel	(68,757)
Total gain	10,030
Deferred gain	(2,876)
Gain recognized on sale of Navios Melodia		$7,154

Navios Fulvia
Cash consideration received	$89,900
Shares consideration received	8,284
Book value of vessel	(67,211)
Total gain	30,973
Deferred gain	(8,880)
Gain recognized on sale of Navios Fulvia		$22,093

Vanessa
Cash consideration received	$18,250
Book value of finance lease of vessel	(18,250)
		$—
Gain from sale of other assets		$51
Total gain on sale of assets		$55,432

All the above mentioned vessels, with the exception of the vessel Vanessa, were sold to Navios Partners.

Upon the sale of a vessel to Navios Partners, Navios Holdings recognizes the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and defers recognition of the gain to the extent of its own ownership interest in Navios Partners (the “deferred gain”). Subsequently, the deferred gain is amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain is accelerated in the event that (i) the vessel is subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company's ownership interest in Navios Partners is reduced. In connection with the public offerings of common units by Navios Partners, a pro rata portion of the deferred gain is released to income upon dilution of the Company's ownership interest in Navios Partners (see also Note 16).

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment information
NOTE 20: SEGMENT INFORMATION

The Company currently has two reportable segments from which it derives its revenues: Drybulk Vessel Operations and Logistics Business, and previously had a Tanker Vessel Operations segment until the deconsolidation of Navios Acquisition on March 30, 2011. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. Starting in 2008, following the acquisition of Horamar and the formation of Navios Logistics, the Company renamed its Port Terminal Segment as its Logistics Business segment, and this segment includes the activities of Horamar, which provides similar products and services in the region as Navios Holdings' legacy port facility. The Drybulk Vessel Operations business consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight, and FFAs. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and push boats as well as upriver transport facilities in the Hidrovia region. The Tanker Vessel Operations segment consisted of the transportation and handling of liquid cargoes through the ownership, operation, and trading of tanker vessels.
The Company measures segment performance based on net income. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Vessel Operations for the Year Ended December 31, 2012	Logistics Business for the Year Ended December 31, 2012	Total for the Year Ended December 31, 2012
Revenue	$369,461	$247,033	$619,494
Loss on derivatives	(196)	—	(196)
Interest income	2,329	388	2,717
Interest expense and finance cost, net	(86,139)	(20,057)	(106,196)
Depreciation and amortization	(81,267)	(26,939)	(108,206)
Equity in net earnings of affiliated companies	48,228	—	48,228
Net income attributable to Navios Holdings common stockholders	175,388	97	175,485
Total assets	2,490,,929	450,533	2,941,462
Goodwill	56,240	104,096	160,336
Capital expenditures	(40,024)	(17,666)	(57,690)
Investment in affiliates	197,291	—	197,291
Cash and cash equivalents	212,330	45,538	257,868
Restricted cash	24,704	—	24,704
Long term debt (including current and noncurrent portion)	$1,157,614	$200,598	$1,358,212

	Drybulk Vessel Operations for the Year Ended December 31, 2011	Logistics Business for the Year Ended December 31, 2011	Tanker Vessel Operations for the Year Ended December 31, 2011	Total for the Year Ended December 31, 2011
Revenue	$429,538	$234,687	$25,130	$689,355
Loss on derivatives	(165)	—	—	(165)
Interest income	2,899	843	378	4,120
Interest expense and finance cost, net	(81,379)	(17,074)	(8,728)	(107,181)
Depreciation and amortization	(76,734)	(22,616)	(8,045)	(107,395)
Equity in net earnings of affiliated companies	35,246	—	—	35,246
Net income/(loss) attributable to Navios Holdings common stockholders	77,717	(125)	(36,781)	40,811
Total assets	2,478,400	435,424	—	2,913,824
Goodwill	56,240	104,096	—	160,336
Capital expenditures	(115,830)	(70,598)	(7,528)	(193,956)
Investment in affiliates	117,088	—	—	117,088
Cash and cash equivalents	130,567	40,529	—	171,096
Restricted cash	6,399	—	—	6,399
Long term debt (including current and noncurrent portion)	$1,252,889	$200,668	$—	$1,453,557

	Drybulk Vessel Operations for the Year Ended December 31, 2010	Logistics Business for the Year Ended December 31, 2010	Tanker Vessel Operations for the Year Ended December 31, 2010	Total for the Year Ended December 31, 2010
Revenue	$458,377	$187,973	$33,568	$679,918
Gain on derivatives	4,064	—	—	4,064
Interest income	2,568	297	777	3,642
Interest income from investments in finance leases	877	—	—	877
Interest expense and finance cost, net	(85,720)	(4,526)	(15,776)	(106,022)
Depreciation and amortization	(69,458)	(22,215)	(10,120)	(101,793)
Equity in net earnings of affiliated companies	40,585	—	—	40,585
Net income/(loss) attributable to Navios Holdings common stockholders	151,241	5,600	(11,084)	145,757
Total assets	2,141,770	548,382	986,615	3,676,767
Goodwill	56,239	104,096	14,722	175,057
Capital expenditures	(387,310)	(15,885)	(179,582)	(582,777)
Investment in affiliates	18,695	—	—	18,695
Cash and cash equivalents	106,846	39,204	61,360	207,410
Restricted cash (including current and noncurrent portion)	19,214	564	33,799	53,577
Long term debt (including current and noncurrent portion)	$1,239,070	$127,422	$709,418	$2,075,910

The following table sets out operating revenue by geographic region for the Company's reportable segments. Drybulk Vessel Operation, Tanker Vessel Operation and Logistics Business revenue is allocated on the basis of the geographic region in which the customer is located. Drybulk vessels and tanker vessels operate worldwide. Logistics business operates different types of tanker vessels, pushboats, and wet and dry barges for delivering a wide range of products between ports in the Paraná, Paraguay and Uruguay River systems in South America (commonly known as the “Hidrovia” or the “waterway”).
Revenues from specific geographic regions which contribute over 10% of total revenue are disclosed separately.

Revenue by Geographic Region

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
North America	$14,622	$20,157	$22,856
Europe	127,521	144,846	119,286
Asia	225,366	283,275	335,039
South America	247,033	234,688	193,830
Other	1,952	6,389	8,907
Total	$616,494	$689,355	$679,918

The following describes long-lived assets by country for the Company's reportable segments. Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries. The total net book value of long-lived assets for drybulk vessels amounted to $1,386,726 and $1,415,225 at December 31, 2012 and 2011, respectively. For Logistics Business, all long-lived assets are located in South America. The total net book value of long-lived assets for the Logistics business amounted to $356,039 and $350,090 at December 31, 2012 and 2011, respectively.

Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share [Abstract]
Earnings per common share
NOTE 21: EARNINGS PER COMMON SHARE

Earnings per share are calculated by dividing net income by the average number of shares of Navios Holdings outstanding during the period.

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Numerator:
Net income attributable to Navios Holdings common stockholders	$175,485	$40,811	$145,757
Less:
Dividend on Preferred Stock	(1,705)	(1,696)	(2,450)
Income available to Navios Holdings common stockholders, basic	$173,780	$39,115	$143,307
Plus:
Dividend on Preferred Stock	1,705	1,696	2,450
Interest on convertible debt and amortization of convertible bond discount	—	—	1,121
Income available to Navios Holdings common stockholders, diluted	$175,485	$40,811	$146,878

Denominator:
Denominator for basic net income per share attributable to Navios Holdings stockholders — weighted average shares	101,232,720	100,926,448	100,518,880
Dilutive potential common shares	1,322,038	918,204	735,316
Convertible preferred stock and convertible debt	8,479,000	8,479,000	14,928,160
Dilutive effect of securities	9,801,038	9,397,204	15,663,476
Denominator for diluted net income per share attributable to Navios Holdings stockholders — adjusted weighted shares and assumed conversions	111,033,758	110,323,652	116,182,356
Basic net income per share attributable to Navios Holdings stockholders	$1.72	$0.39	$1.43
Diluted net income per share attributable to Navios Holdings stockholders	$1.58	$0.37	$1.26

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income taxes
NOTE 22: INCOME TAXES

Marshall Islands, Greece, Malta, Liberia, Panama and Malta, do not impose a tax on international shipping income. Under the laws of Marshall Islands, Greece, Liberia and Panama the countries of the companies' incorporation and vessels' registration, the companies are subject to registration and tonnage taxes which have been included in vessel operating expenses in the accompanying consolidated statements of income.
Certain of the Company's subsidiaries are registered as Law 89 companies in Greece. These Law 89 companies are exempt from Greek income tax on their income derived from certain activities related to shipping. Since all the Law 89 companies conduct only business activities that qualify for the exemption of Greek income tax, no provision has been made for Greek income tax with respect to income derived by these Law 89 companies from their business operations in Greece.

           As of January 1, 2013, foreign flagged vessels that are managed by Greek or foreign ship management companies in Greece are subject to Greek tonnage tax. The payment of tonnage tax exhausts the tax liability of the foreign ship owning company against any tax, duty, charge or contribution payable on income from the exploitation of the foreign flagged vessel.

           Additionally, under a new tax bill ratified on January 14, 2013, an annual contribution, referring only to fiscal years 2012-2015, was imposed on offices or branches of foreign enterprises that have been established in Greece and are engaged in the exploitation, chartering, insurance, average (damage) settlements, purchase, chartering or shipbuilding brokerage, or chartering of insurance of ships under Greek or foreign flag, as well as the representation of ship-owner companies or undertakings, whose object is identical to the abovementioned activities. This contribution is imposed on the total amount of imported foreign exchange, calculated on a minimum $50.
Pursuant to Section 883 of the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operation of ships is generally exempt from U.S. income tax if the company operating the ships meets certain incorporation and ownership requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. corporations. All the Company's ship-operating subsidiaries satisfy these initial criteria. In addition, these companies must be more than 50% owned by individuals who are residents, as defined, in the countries of incorporation or another foreign country that grants an equivalent exemption to U.S. corporations. Subject to proposed regulations becoming finalized in their current form, management of the Company believes by virtue of a special rule applicable to situations where the ship operating companies are beneficially owned by a publicly traded company like the Company, the second criterion can also be satisfied based on the trading volume and ownership of the Company's shares, but no assurance can be given that this will remain so in the future.
In Belgium profit from ocean shipping is taxable based on the tonnage of the sea-going vessels from which the profit is obtained (“tonnage tax”) or taxation is based on the regular income tax rate of 33.99% applying the special optional system of depreciations of new or second hand vessels. From 2008 onwards, the Company qualifies for the first method of taxation. Following the acquisition by a Belgian tax payer, sea-going vessels and shares in such new vessels receive tax allowances as follows:

•	for the financial year of putting into service: maximum depreciation 20% straight line;

•	for each of the two following financial years: maximum depreciation of 15% straight line;

•	then per financial year up to the complete writing off: maximum depreciation of 10% straight line.
The tax expense reflected in the Company's consolidated financial statements for the year ended December 31, 2012 and 2011 is mainly attributable to Kleimar and to Navios Holdings' subsidiaries in South America, which are subject to the Argentinean, Brazilian and Paraguayan income tax regime.
CNSA is located in a tax free zone and is not liable to income or other tax. Navios Logistics' operations in Uruguay are exempted from income taxes.
Income tax liabilities of the Argentinean companies for the current and prior periods are measured at the amount expected to be paid to the taxation authorities, using a tax rate of 35% on the taxable net income. Tax rates and tax laws used to assess the income tax liability are those that are effective on the close of the fiscal period. Additionally, at the end the fiscal year, Argentinean companies in Argentina have to calculate an assets tax (“Impuesto a la Ganancia Minima Presunta” or Alternative Minimum Tax). This tax is supplementary to income tax and is calculated by applying the effective tax rate of 1% over the gross value of the corporate assets (based on tax law criteria). The subsidiaries' tax liabilities will be the higher of income tax or Alternative Minimum Tax. However, if the Alternative Minimum Tax exceeds income tax during any fiscal year, such excess may be computed as a prepayment of any income tax excess over the Alternative Minimum Tax that may arise in the next ten fiscal years.
Under the tax laws of Argentina, the subsidiaries of the Company in that country are subject to taxes levied on gross revenues. Rates differ depending on the jurisdiction where revenues are earned for tax purposes. Average rates were approximately 4.72% for the year ended December 31, 2012 (4.2% for 2011).
There are two possible options to determine the income tax liability of Paraguayan companies. Under the first option income tax liabilities for the current and prior periods are measured by applying the tax rate of 10% on the fiscal profit and loss. 50% of revenues derived from international freights are considered Paraguayan sourced (and therefore taxed) if carried between Paraguay and Argentina, Bolivia, Brazil or Uruguay, Alternatively, only 30% of revenues derived from international freights are considered Paraguayan sourced. Companies whose operations are considered international freights can choose to pay income taxes on their revenues at an effective tax rate of 1% on such revenues, without considering any other kind of adjustments. Fiscal losses, if any, are neither deducted nor carried forward.

The corporate income tax rate in Brazil and Paraguay is 34% and 10%, respectively, for the year ended December 31, 2012.
The Company's deferred taxes as of December 31, 2012 and 2011, relate primarily to deferred tax liabilities on acquired intangible assets recognized in connection with the Horamar acquisition.
As of January 1, 2007, the Company adopted the provisions of FASB for Accounting for Uncertainty in Income Taxes. This guidance requires application of a more likely than not threshold to the recognition and derecognition of uncertain tax positions. This guidance permits the Company to recognize the amount of tax benefit that has a greater that 50 percent likelihood of being ultimately realized upon settlement. It further requires that a change in judgment related to the expected ultimate resolution of uncertain tax positions be recognized in earnings in the quarter of such change. Kleimar's open tax years are 2006 and onwards. Argentinean companies have open tax years ranging from 2006 and onwards and Paraguayan and Brazilian companies have open tax years ranging from 2007 and onwards. In relation to these open tax years, the Company believes that there are no material uncertain tax positions.

Noncontrolling Interest	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Noncontrolling interest
NOTE 23: NONCONTROLLING INTEREST

Navios Logistics
During 2009, the agreement pursuant to which Navios Logistics acquired CNSA and Horamar was amended to postpone until June 30, 2010 the date for determining whether the EBITDA target was achieved. On June 17, 2010, $2,500 in cash and the 504 shares remaining in escrow were released from escrow upon the achievement of the EBITDA target threshold. The 504 remaining shares held in escrow and released in June 2010 were valued at a new fair value of $10,869. The noncontrolling interest was adjusted for the percentage change in ownership by Navios Holdings. Following the release of the remaining shares that were held in escrow, Navios Holdings owned 63.8% of Navios Logistics.
On July 25, 2011, the Company acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd .Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A. (“Vitol”). The Company paid a total consideration of $8,500 for such noncontrolling interests ($8,638 including transactions expenses), and simultaneously paid $53,155 in full and final settlement of all amounts of indebtedness of such joint ventures under certain loan agreements. The transaction was considered a step acquisition (with control maintained by Navios Logistics) and was accounted for as an equity transaction.
The caption “Navios Logistics - reallocation of noncontrolling interest” within Navios Holdings' consolidated statements of changes in equity relates to the impact on Navios Holdings' consolidated financial statements of an adjustment recorded to adjust amounts recorded for fixed assets, goodwill and noncontrolling interests in the Navios Logistics' financial statements.
Navios Acquisition
On March 30, 2011, Navios Holdings completed the Navios Acquisition Share Exchange whereby Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for non-voting Series C preferred stock of Navios Acquisition pursuant to an Exchange Agreement entered into on March 30, 2011 between Navios Acquisition and Navios Holdings. The fair value of the exchange was $30,474, which was based on the share price of the publicly traded common shares of Navios Acquisition on March 30, 2011. Immediately after the Navios Acquisition Share Exchange, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition decreased to 45% and Navios Holdings no longer controls a majority of the voting power of Navios Acquisition. From that date onwards, Navios Acquisition has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company, and the investment in Navios Acquisition has been accounted for under the equity method due to the Company's significant influence over Navios Acquisition. Navios Acquisition has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition, since the preferred stock is considered to be, in substance, common stock for accounting purposes.
On November 4, 2011, of the 1,378,122 contingently returnable shares of common stock of Navios Acquisition that were issued on September 10, 2010 and deposited into escrow for the VLCC Acquisition (see also Note 3), 1,160,963 shares were released to the sellers and the remaining 217,159 shares were returned to Navios Acquisition in settlement of representations and warranties attributable to the prior sellers. As of December 31, 2012, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 45.24% and its economic interest in Navios Acquisition was 53.96%.

Investment in Available For Sale Securities	12 Months Ended
Dec. 31, 2012
Investment In Available For Sale Securities [Abstract]
Investments in available for sale securities
NOTE 24: INVESTMENTS IN AVAILABLE FOR SALE SECURITIES

On March 18, 2010, Navios Holdings sold to Navios Partners the Navios Aurora II, on November 15, 2010 both the Navios Melodia and the Navios Fulvia and on May 19, 2011 both the Navios Luz and the Navios Orbiter. Out of the $417,000 total purchase price of these five vessels, $372,000 was paid in cash and the remaining amount was paid through the receipt of 2,470,505 common units of Navios Partners (see Note 7 and 19). All common units that the Company received from the sale of the vessels to Navios Partners were accounted for under guidance for available-for-sale securities until December 31, 2011.
On January 1, 2012, all of the outstanding subordinated units converted into 7,621,843 common units of Navios Partners (excluding the Series A subordinated units, which are a separate class of subordinated units). The Company concluded that the Conversion resulted in a change in the form of its investment in Navios Partners that was a reconsideration event pursuant to ASC 323-10-15-16a. As a result, the Company's entire investment in Navios Partners (a portion of which was previously accounted for as available-for-sale securities) is accounted for by the equity method from January 1, 2012. As a result, the carrying value of the available-for sale securities of $82,572 plus the amount reflected in other comprehensive losses of $6,158 (in each case, as of December 31, 2011) was reclassified to “Investments in Affiliates” (See Note 9).
As of December 31, 2012 and 2011, Navios Holdings retained in total 138,479 and 11,413 shares of Korea Line Corporation (“KLC”), respectively, as partial compensation for the claims filed under the Korean court, for all unpaid amounts by KLC in respect of the employment of the vessels. As of December 31, 2012 and 2011, the carrying amount of the AFS securities related to KLC was $559 and $332, respectively.
The shares received from KLC were accounted for under guidance for available-for-sale securities (the “AFS Securities”). Accordingly, unrealized gains and losses on these securities are reflected directly in equity unless an unrealized loss is considered “other-than-temporary,” in which case it is transferred to the statements of income. The Company has no other types of available for sale securities.
As of December 31, 2012 and 2011, the carrying amounts of the AFS Securities were $559 and $82,904, respectively, and the unrealized holding (losses)/gains related to these AFS Securities included in “Accumulated Other Comprehensive (Loss)/Income” were ($558), $6,166 and $32,624, respectively, as of December 31, 2012, 2011 and 2010. During 2012, 2011, and 2010, the Company did not recognize in earnings any realized losses.

Other Income and Expense	12 Months Ended
Dec. 31, 2012
Other Income And Expenses [Abstract]
Other Income And Other Expense
NOTE 25: OTHER INCOME AND EXPENSE

          On November 15, 2012, Navios Holdings agreed with its credit default insurer to restructure their existing insurance policy (the "Charter Insurance") with respect to counterparty defaults pursuant to certain charter agreements (the "Insurance Restructuring"). In connection with the Insurance Restructuring, Navios Holdings received a one-time upfront cash payment equal to $175,433 and agreed to maintain certain long-term charters under the Charter Insurance.  Contemporaneously, the Company entered into an agreement with Navios Partners that provided Navios Partners with guarantees against counterparty default (up to $20,000) on certain existing charters (the "Navios Partners Guarantee")(see also Note 16).  The one-time upfront cash payment was accounted for as follows:
  $168,013 of the proceeds, which represents the irrevocable/non-refundable portion of the total proceeds, were recorded immediately in the statements of comprehensive income within the caption "Other income"; and
  $7,420 of the proceeds, which represents reimbursements for insurance claims submitted for the period prior to the date of the restructuring, were recorded immediately in the statements of comprehensive income within the caption "Revenue."

        Following consummation of the Insurance Restructuring, the Company also reversed to income ("Other income" within the statements of comprehensive income) an amount equal to $21,592 recorded on the Company's balance sheet as a liability (“cash received in advance”) related to an on-going claim.  In connection with the Insurance Restructuring, these amounts also became irrevocable/non-refundable.

Other Financial Information	12 Months Ended
Dec. 31, 2012
Other Financial Information [Abstract]
Other financial information
NOTE 26: OTHER FINANCIAL INFORMATION

The Company's 8.125% Senior Notes issued on January 28, 2011 are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance II (US) Inc, Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C. The Company's 8  7 / 8 % First Priority Ship Mortgage Notes issued on November 2, 2009 and July 10, 2012, are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C., which are designated as unrestricted subsidiaries or those not required by the indenture (see Note 11). The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. All subsidiaries, except for the non-guarantor Navios Logistics and its subsidiaries, are 100% owned.
See Note 3 for a discussion of changes to Navios Holdings' voting power and economic interest in Navios Acquisition. On and after March 30, 2011, following the Navios Acquisition Share Exchange, Navios Acquisition is no longer a subsidiary of Navios Holdings. These condensed consolidated statements of Navios Holdings, the guarantor subsidiaries and the non-guarantor subsidiaries have been prepared in accordance on an equity basis as permitted by U.S. GAAP.

The Company revised the classification of certain amounts in its condensed statements of cash flows as presented in this note. Specifically, the Company revised the classification of: (i) certain cash transfers between group subsidiaries; (ii) immaterial amounts between the “Navios Maritime Holdings Inc. Issuer” and “Non-Guarantor Subsidiaries” columns related to the inclusion of a single non-guarantor subsidiary; (iii) dividends paid from affiliate company; (iv) loan proceeds/repayments to/from affiliate company; and (v) amount paid for warrant exercise of a subsidiary. The impact of these revisions compared with amounts previously reported for the year ended December 31, 2011 was: (a) an increase in cash inflows from operating activities and from financing activities by $5,034 and $21,823 respectively,  and an increase in cash outflows from investing activities by $26,857 for Navios Maritime Holdings Inc. Issuer; (b) an increase in cash inflows from operating activities and an increase in cash outflows from financing activities for the guarantor subsidiaries by $68,000; and (c) a decrease in cash inflows from operating activities by $44,125, an increase in cash outflows from investing activities by $752 and an increase in cash inflows from financing activities by $44,877 for the non-guarantor subsidiaries. The impact of these revisions compared with amounts previously reported for the year ended December 31, 2010 was: (a) a decrease in cash inflows from operating activities by $39,894, an increase in cash outflows from investing activities by $77,038 and a decrease in cash outflows from financing activities by $116,932 for Navios Maritime Holdings Inc. Issuer; (b) a decrease in cash outflows from operating activities and a decrease in cash inflows from financing activities by $231,039 for the guarantor subsidiaries; and (c) a decrease in cash inflows from operating activities by $145,994, an increase in cash outflows from investing activities by $6,151 and an increase in cash  inflows from financing activities by $152,145 for the non-guarantor subsidiaries. The Company determined the revisions as presented in this note are not material to the consolidated financial statements taken as a whole. There was no impact on the Company's consolidated statements of cash flows.

The Company also revised its condensed consolidated financial statements, as presented in this note, as of December 31, 2011 and 2010 to reclassify immaterial amounts between the “Navios Maritime Holdings Inc. Issuer” and “Non-Guarantor Subsidiaries” columns related to a single non-guarantor subsidiary.

Income Statement for the year ended December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries		Non Guarantor Subsidiaries		Eliminations		Total
Revenue	$—		$364,364		$252,130		$—	$616,494
Time charter, voyage and logistic business expenses	—		(162,273)		(107,006)		—	(269,279)
Direct vessel expenses	—		(45,484)		(72,306)		—	(117,790)
General and administrative expenses	(12,391)		(24,003)		(14,937)		—	(51,331)
Depreciation and amortization	(2,818)		(77,281)		(28,107)		—	(108,206)
Interest income,expense and finance cost, net	(70,757)		(12,357)		(20,365)		—	(103,479)
Loss on derivatives	—		(196)		—		—	(196)
Gain on sale of assets	—		323		—		—	323
Other (expense)/income, net	(276)		169,138		(7,752)		—	161,110
(Loss) / income before equity in net earnings of affiliated companies	(86,242)		212,231		1,657		—	127,646
Income from subsidiaries	228,833		1,547		—		(230,380)	—
Equity in net earnings of affiliated companies	32,894		13,002		2,332		—	48,228
Income before taxes	175,485		226,780		3,989		(230,380)	175,874
Income taxes	—		(277)		(35)		—	(312)
Net income	175,485		226,503		3,954		(230,380)	175,562
Less: Net income attributable to the noncontrolling interest	—		—		(77)		—	(77)
Net income attributable to Navios Holdings common stockholders	$175,485		$226,503		$3,877		$(230,380)	$175,485

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	$(566)	$		$		$		$(566)
Reclassification to investments in affiliates	(6,158)		—		—		—	(6,158)
Total other comprehensive loss	(6,724)		—		—		—	(6,724)
Total comprehensive income	168,761		226,503		3,954		(230,380)	168,838
Comprehensive income attributable to noncontroling interest	—		—		(77)		—	(77)
Total other comprehensive income attributable to Navios Holdings common stockholders	$168,761		$226,503		$3,877		$(230,380)	$168,761

Income Statement for the year ended December 31, 2011	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Revenue	$—	$408,756	$280,599	$—	$689,355
Time charter, voyage and logistic business expenses	—	(163,809)	(109,503)	—	(273,312)
Direct vessel expenses	—	(40,819)	(76,450)	—	(117,269)
General and administrative expenses	(15,473)	(22,320)	(15,059)	—	(52,852)
Depreciation and amortization	(2,810)	(70,221)	(34,364)	—	(107,395)
Interest income, expense and finance cost, net	(61,376)	(15,831)	(25,854)	—	(103,061)
Loss on derivatives	—	(165)	—	—	(165)
Gain on sale of assets	—	38,787	35	—	38,822
Loss on bond extinguishment	(21,199)	—	—	—	(21,199)
Loss on change in control	(35,325)	—	—	—	(35,325)
Other income/ (expense), net	181	(2,203)	(9,547)	—	(11,569)
(Loss) / income before equity in net earnings of affiliated companies	(136,002)	132,175	9,857	—	6,030
Income from subsidiaries	155,325	9,838	—	(165,163)	—
Equity in net earnings of affiliated companies	21,488	12,451	1,307	—	35,246
Income before taxes	40,811	154,464	11,164	(165,163)	41,276
Income tax (expense)/benefit	—	(292)	348	—	56
Net income	40,811	154,172	11,512	(165,163)	41,332
Less: Net income attributable to the noncontrolling interest	—	—	(506)	—	(506)
Preferred stock dividends attributable to the noncontrolling interest	—	—	12	—	12
Preferred stock dividends of subsidiary	—	—	(27)	—	(27)
Net income attributable to Navios Holdings common stockholders	$40,811	$154,172	$10,991	$(165,163)	$40,811

Other comprehensive loss
Unrealized holdings loss on investments in available for sale	$(26,458)	$—	$—	$—	$(26,458)
Total other comprehensive loss	(26,458)	—	—	—	(26,458)
Total comprehensive income	14,353	154,172	11,497	(165,163)	14,859
Comprehensive income attributable to noncontrolling interest	—	—	(506)	—	(506)
Total comprehensive income attributable to Navios Holdings common stockholders	$14,353	$154,172	$10,991	$(165,163)	$14,353

Income Statement for the year ended December 31, 2010	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Revenue	$—	$430,714	$249,204	$—	$679,918
Time charter, voyage and logistic business expenses	—	(202,526)	(83,216)	—	(285,742)
Direct vessel expenses	—	(30,065)	(67,860)	—	(97,925)
General and administrative expenses	(15,661)	(20,801)	(22,142)	—	(58,604)
Depreciation and amortization	(2,811)	(61,763)	(37,219)	—	(101,793)
Interest income,expense and finance cost, net	(70,040)	(9,478)	(22,862)	—	(102,380)
Gain/(loss) on derivatives	5,888	(1,824)	—	—	4,064
Gain on sale of assets	—	55,379	53	—	55,432
Gain on change in control	17,742	—	—	—	17,742
Other expense	3,891	(1,352)	(8,153)	—	(5,614)
(Loss)/income before equity in net earnings of affiliated companies	(60,991)	158,284	7,805	—	105,098
Income from subsidiaries	185,446	15,221	—	(200,667)	—
Equity in net earnings of affiliated companies	21,302	18,059	1,224	—	40,585
Income before taxes	145,757	191,564	9,029	(200,667)	145,683
Income tax	—	(350)	(64)	—	(414)
Net income	145,757	191,214	8,965	(200,667)	145,269
Less: Net loss attributable to the noncontrolling interest	—	—	488	—	488
Net income attributable to Navios Holdings common stockholders	$145,757	$191,214	$9,453	$(200,667)	$145,757

Other comprehensive income
Unrealized holdings gain on investments in available for sale	$17,468	$—	$—	$—	$17,468
Total other comprehensive income	17,468	—	—	—	17,468
Total comprehensive income	163,225	191,214	8,965	(200,667)	162,737
Comprehensive loss attributable to noncontrolling interest	—	—	488	—	488
Total comprehensive income attributable to Navios Holdings common stockholders	$163,225	$191,214	$9,453	$(200,667)	$163,225

Balance Sheet as of December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$79,213	$133,116	$45,539	$—	$257,868
Restricted cash	14,278	10,426	—	—	24,704
Accounts receivable, net	—	56,599	29,122	—	85,721
Intercompany receivables	49,852	—	71,379	(121,231)	—
Due from affiliate companies	1,300	49,974	—	(437)	50,837
Prepaid expenses and other current assets	—	27,502	23,935	—	51,437
Total current assets	144,643	277,617	169,975	(121,668)	470,567
Vessels, port terminal and other fixed assets, net	—	1,390,455	356,038	—	1,746,493
Loan receivable from affiliate company	35,000	—	—	—	35,000
Investments in subsidiaries	1,626,699	276,042	—	(1,902,741)	—
Investment in available for sale securities	—	559	—	—	559
Investment in affiliates	187,008	442	9,841	—	197,291
Long term receivable from affiliate companies	—	57,701	—	—	57,701
Other long term assets	16,212	29,077	19,168	—	64,457
Goodwill and other intangibles	95,183	110,690	163,521	—	369,394
Total non-current assets	1,960,102	1,864,966	548,568	(1,902,741)	2,470,895
Total assets	$2,104,745	$2,142,583	$718,543	$(2,024,409)	$2,941,462

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$—	$25,440	$38,481	$—	$63,921
Accrued expenses	18,142	40,411	17,128	—	75,681
Deferred income and cash received in advance	—	12,322	3,004	—	15,326
Due to affiliate companies	—	—	437	(437)	—
Intercompany payables	—	115,335	5,896	(121,231)	—
Current portion of capital lease obligations	—	—	1,353	—	1,353
Current portion of long term debt	5,433	27,593	69	—	33,095
Total current liabilities	23,575	221,101	66,368	(121,668)	189,376
Long term debt, net of current portion	874,794	249,794	200,529	—	1,325,117
Capital lease obligations, net of current portion	—	—	23,759	—	23,759
Unfavorable lease terms	—	32,006	—	—	32,006
Other long term liabilities and deferred income	—	19,211	10,432	—	29,643
Deferred tax liability	—	—	18,522	—	18,522
Total non-current liabilities	874,794	301,011	253,242	—	1,429,047
Total liabilities	898,369	522,112	319,610	(121,668)	1,618,423
Noncontrolling interest	—	—	116,663	—	116,663
Total Navios Holdings stockholders' equity	1,206,376	1,620,471	282,270	(1,902,741)	1,206,376
Total liabilities and stockholders' equity	$2,104,745	$2,142,583	$718,543	$(2,024,409)	$2,941,462

Balance Sheet as of December 31, 2011	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$74,160	$56,406	$40,530	$—	$171,096
Restricted cash	2,597	3,802	—	—	6,399
Accounts receivable, net	—	69,536	31,850	—	101,386
Intercompany receivables	77,997	—	65,247	(143,244)	—
Due from affiliate companies	1,300	50,254	—	(2,150)	49,404
Prepaid expenses and other current assets	—	28,503	14,186	—	42,689
Total current assets	156,054	208,501	151,813	(145,394)	370,974
Deposit for vessel acquisitions	—	63,814	—	—	63,814
Vessels, port terminal and other fixed assets, net	—	1,349,622	418,324	—	1,767,946
Loan receivable from affiliate company	40,000	—	—	—	40,000
Investments in subsidiaries	1,397,866	274,494	—	(1,672,360)	—
Investment in available for sale securities	82,572	332	—	—	82,904
Investment in affiliates	107,127	233	9,728	—	117,088
Other long term assets	15,543	33,882	18,064	—	67,489
Goodwill and other intangibles	98,001	137,649	167,959	—	403,609
Total non-current assets	1,741,109	1,860,026	614,075	(1,672,360)	2,542,850
Total assets	$1,897,163	$2,068,527	$765,888	$(1,817,754)	$2,913,824

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$—	$28,529	$23,584	$—	$52,113
Accrued expenses	16,878	30,809	16,183	—	63,870
Deferred income and cash received in advance	—	23,235	5,322	—	28,557
Dividends payable	6,149	—	—	—	6,149
Intercompany payables	—	105,160	38,084	(143,244)	—
Due to affiliate companies	—	—	2,150	(2,150)	—
Current portion of capital lease obligations	—	—	31,221	—	31,221
Current portion of long term debt	7,382	54,142	8,569	—	70,093
Total current liabilities	30,409	241,875	125,113	(145,394)	252,003
Long term debt, net of current portion	807,648	352,717	223,099	—	1,383,464
Other long term liabilities and deferred income	—	35,140	3,072	—	38,212
Unfavorable lease terms	—	44,825	—	—	44,825
Deferred tax liability	—	—	19,628	—	19,628
Total non-current liabilities	807,648	432,682	245,799	—	1,486,129
Total liabilities	838,057	674,557	370,912	(145,394)	1,738,132
Noncontrolling interest	—	—	116,586	—	116,586
Total Navios Holdings stockholders' equity	1,059,106	1,393,970	278,390	(1,672,360)	1,059,106
Total liabilities and stockholders' equity	$1,897,163	$2,068,527	$765,888	$(1,817,754)	$2,913,824

Cash flow statement for the year ended December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by operating activities	$28,203	$177,162	$28,481	$—	$233,846
Cash flows from investing activities
Cash acquired through asset acquisition	—	—	33	—	33
Acquisition of General Partner units	—	—	(1,472)	—	(1,472)
Proceeds from sale of assets	—	67,500	—	—	67,500
Loan proceeds to affiliate company	(5,000)	(6,120)	—	—	(11,120)
Acquisition of vessels	—	(38,357)	—	—	(38,357)
Loan repayment from affiliate company	10,000	—	—	—	10,000
Purchase of property, equipment and other fixed assets	—	(1,667)	(17,666)	—	(19,333)
Net cash provided by/(used in) investing activities	5,000	21,356	(19,105)	—	7,251
Cash flows from financing activities
Issuance of common stock	93	—	—	—	93
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	84,965	—	—	—	84,965
Proceeds from long term loans, net of finance costs	—	50,372	—	—	50,372
Repayment of long-term debt and payment of principal	(23,405)	(181,703)	(31,070)	—	(236,178)
Increase in restricted cash	(11,681)	(7,942)	—	—	(19,623)
Transfer to/from other group subsidiaries	(45,687)	17,465	28,222	—	—
Payments of obligations under capital leases	—	—	(1,519)	—	(1,519)
Dividends paid	(32,435)	—	—	—	(32,435)
Net cash used in financing activities	(28,150)	(121,808)	(4,367)	—	(154,325)
Net increase in cash and cash equivalents	5,053	76,710	5,009	—	86,772
Cash and cash equivalents, beginning of year	74,160	56,406	40,530	—	171,096
Cash and cash equivalents, end of year	$79,213	$133,116	$45,539	$—	$257,868

Cash flow statement for the year ended December 31, 2011	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by operating activities	$54,896	$24,979	$28,068	$(1,300)	$106,643
Cash flows from investing activities
Acquisition of General Partner units	—	—	(2,052)	—	(2,052)
Proceeds from sale of assets	—	120,000	—	—	120,000
Decrease in restricted cash	—	—	778	—	778
Acquisition of vessels	—	(51,526)	(4,533)	—	(56,059)
Deposits for vessel acquisitions	—	(63,774)	(2,995)	—	(66,769)
Purchase of property, equipment and other fixed assets	—	(530)	(70,598)	—	(71,128)
Loan repayment from affiliate company	6,000	—	—	—	6,000
Loan proceeds to affiliate company	(33,609)	—	—	—	(33,609)
Deconsolidation of Navios Acquisition	—	—	(72,425)	—	(72,425)
Net cash (used in)/provided by investing activities	(27,609)	4,170	(151,825)	—	(175,264)
Cash flows from financing activities
Issuance of common stock	415	—	—	—	415
Acquisition of noncontrolling interest	—	—	(8,638)	—	(8,638)
Decrease/(increase) in restricted cash	13,129	(12,788)	(625)	—	(284)
Proceeds from long term loans, net of finance costs	18,578	62,002	3,032	—	83,612
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	340,981	—	193,207	—	534,188
Repayment of senior notes	(300,000)	—	—	—	(300,000)
Repayment of long-term debt and payment of principal	(28,064)	(48,646)	(171,777)	—	(248,487)
Acquisition of treasury stock	(221)	—	—	—	(221)
Payments of obligations under capital leases	—	—	(1,040)	—	(1,040)
Transfer to/from other group subsidiaries	21,823	(68,000)	46,177	—	—
Dividends paid	(26,091)	—	(2,447)	1,300	(27,238)
Net cash provided by/(used in) financing activities	40,550	(67,432)	57,889	1,300	32,307
Increase/(decrease) in cash and cash equivalents	67,837	(38,283)	(65,868)	—	(36,314)
Cash and cash equivalents, beginning of year	6,323	94,689	106,398	—	207,410
Cash and cash equivalents, end of year	$74,160	$56,406	$40,530	$—	$171,096

Cash flow statement for the year ended December 31, 2010	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$136,451	$(34,282)	$86,472	$—	$188,641
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired	(140,268)	—	(35,683)	77,038	(98,913)
Receipts from investment in finance lease	—	180	—	—	180
Proceeds from sale of assets	—	484,082	—	—	484,082
Decrease in restricted cash	65,324	—	2,335	—	67,659
Acquisition of General Partner units			(6,151)		(6,151)
Acquisition of vessels	—	(91,253)	(131,520)	—	(222,773)
Deposits for vessel acquisitions	—	(252,228)	(91,015)	—	(343,243)
Purchase of property, equipment and other fixed assets	—	(876)	(15,885)	—	(16,761)
Net cash provided by/(used in) investing activities	(74,944)	139,905	(277,919)	77,038	(135,920)
Cash flows from financing activities
Issuance of common stock	415	—	—	—	415
Transfer to/from other group subsidiaries	39,894	(231,039)	191,145	—	—
Repurchase of preferred stock	(49,016)	—	—	—	(49,016)
Preferred shares issuance costs	(14)	—	(1,805)	—	(1,819)
Dividends to noncontrolling shareholders	—	—	(470)	—	(470)
Proceeds from long term loans, net of finance costs	30,448	230,569	182,159	—	443,176
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	—	—	400,000	—	400,000
Repayment of long-term debt and payment of principal	(156,925)	(36,537)	(610,935)	—	(804,397)
Proceeds from warrant exercise	—	—	74,978	(77,038)	(2,060)
Proceeds from equity offering, net of fees	—	—	33,402	—	33,402
Repurchase of convertible bond	(29,100)	—	—	—	(29,100)
Decrease/(increase) in restricted cash	20,616	(2,704)	(250)	—	17,662
Dividends paid	(27,037)	—	—	—	(27,037)
Net cash (used in)/provided by financing activities	(170,719)	(39,711)	268,224	(77,038)	(19,244)
(Decrease)/increase in cash and cash equivalents	(109,212)	65,912	76,777	—	33,477
Cash and cash equivalents, beginning of year	115,535	28,777	29,621	—	173,933
Cash and cash equivalents, end of year	$6,323	$94,689	$106,398	$—	$207,410

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent events
NOTE 27: SUBSEQUENT EVENTS

(a)	On January 4, 2013, Navios Holdings received an amount of $1,300, as a dividend distribution from its affiliate Navios Acquisition.

(b)
On February 6, 2013, Navios Partners completed its public offering of 5,175,000 common units, including the full exercise of the underwriters' overallotment option, at $14.15 per unit and raised gross proceeds of approximately $73,226. The net proceeds of this offering were approximately $69,646. Navios Holdings paid $1,494 in order to retain its 2% general partner interest. As a result, 105,613 additional general partnership units were issued in connection with this offering. Following this offering Navios Holdings' interest in Navios Partners decreased to 23.4% (which includes a 2% general partner interest).

(c)
On March 19, 2013, Navios Logistics acquired Energias Renovables del Sur S.A (“Energias”), a Uruguayan company, for a total consideration of $2,000. Energias controls 12 hectares of undeveloped land located in the Nueva Palmira free zone in Uruguay, near to Navios Logistics' existing port.  Navios Logistics plans on developing this land in expanding its port operations

(d)	On February 14, 2013, Navios Holdings received an amount of $7,342, as a dividend distribution from its affiliate Navios Partners.

(e)	On February 15, 2013, the Board of Directors of Navios Holdings resolved that a dividend of $0.06 per share of common stock will be paid on March 27, 2013 to stockholders of record on March 20, 2013.

(f)
On February 26, 2013, Navios Acquisition completed multiple offerings, including two direct registered offerings and one private placement for Navios Holdings and certain members of the management of Navios Acquisition, Navios Partners and Navios Holdings, raising gross proceeds of $100,453.  A total of 35,246,791 shares were issued at a price of $2.85 per share.  Navios Holdings purchased in the private placement an aggregate of 17,544,300 shares of Navios Acquisition common stock for $50,001. Following these offerings, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition increased to 47.4% and its economic interest in Navios Acquisition decreased to 52.2%

(g)
On March 7, 2013, Navios Logistics issued $90,000 in aggregate principal amount of 9 ¼% Senior Notes due 2019 (the “Logistics Notes”) at a premium, with a price of 103.750%. The terms of the Logistics Notes are identical to the $200,000 of Senior Notes due 2019 that were issued in April 2011 (“the Existing Logistics Senior Notes”) and are fully and unconditionally guaranteed, jointly and severally, by all of the Navios Logistics' direct and indirect subsidiaries that guarantee the existing Logistics Notes.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Basis of presentation	(a) Basis of Presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).
Principles of Consolidation
(b)         Principles of Consolidation: The accompanying consolidated financial statements include the accounts of Navios Holdings and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.
Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.
Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Affiliates included in the financial statements accounted for under the equity method
In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods during which such entities were affiliates of Navios Holdings: (i) Navios Partners and its subsidiaries (ownership interest as of December 31, 2012 was 25.2%, which includes a 2% general partner interest); (ii) Navios Acquisition and its subsidiaries (economic interest as of December 31, 2012 was 53.96%) and (iii) Acropolis Chartering and Shipping Inc. (“Acropolis”) (ownership interest as of December 31, 2012 was 50%).

Subsidiaries included in the consolidation:

Company Name	Nature / Vessel Name	Effective Ownership Interest	Country of Incorporation	Statement of operations
				2012	2011	2010
Navios Maritime Holdings Inc.	Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios International Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navimax Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Handybulk Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hestia Shipping Ltd.	Operating Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Anemos Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios ShipManagement Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
NAV Holdings Limited	Sub-Holding Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar N.V.	Operating Company/Vessel Owning Company	100%	Belgium	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Bulkinvest S.A.	Operating Company	100%	Luxembourg	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Primavera Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ginger Services Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aquis Marine Corp.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/23 -12/31
Navios Tankers Management Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/24 -12/31
Astra Maritime Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Achilles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Apollon Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Herakles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hios Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ionian Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kypros Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Meridian Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercator Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Arc Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Horizon Shipping Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Magellan Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Star Maritime Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corsair Shipping Ltd.	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rowboat Marine Inc.	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hyperion Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 1/7
Beaufiks Shipping Corporation	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nostos Shipmanagement Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	—	—	3/18 - 5/27
Amorgos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Andros Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Antiparos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Ikaria Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Kos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Mytilene Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Skiathos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Syros Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Skopelos Shipping Corporation	Vessel Owning Company	100%	Cayman Is.	—	—	3/18 - 5/27
Sifnos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Ios Shipping Corporation	Vessel Owning Company	100%	Cayman Is.	—	—	3/18 - 5/27
Thera Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Crete Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Rhodes Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Tinos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Portorosa Marine Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 -12/31	1/1 -12/31	1/1 - 12/31
Shikhar Ventures S.A.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sizzling Ventures Inc.	Operating Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rheia Associates Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Taharqa Spirit Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rumer Holding Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Chilali Corp.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 3/17
Pharos Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pueblo Holdings Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Surf Maritime Co.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 5/19
Quena Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Orbiter Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 5/18	1/1 - 12/31
Aramis Navigation Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
White Narcissus Marine S.A.	Vessel Owning Company	100%	Panama	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios GP L.L.C.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pandora Marine Inc.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 11/14
Floral Marine Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 14/6	1/1 - 12/31	1/1 - 12/31
Red Rose Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Customized Development S.A.	Vessel Owning Company	100%	Liberia	—	—	1/1 - 11/14
Highbird Management Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ducale Marine Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kohylia Shipmanagement S.A.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 5/18	1/1 - 12/31
Vector Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	2/16 - 12/31
Faith Marine Ltd.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	5/19 - 12/31
Navios Maritime Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance II (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/12 - 12/31	—
Solange Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	5/16 - 12/31	—
Tulsi Shipmanagement Co.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	4/20 - 12/31	—
Cinthara Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	4/28 - 12/31	—
Rawlin Services Co.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	5/3 - 12/31	—
Mauve International S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	5/16 - 12/31	—
Mandora Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	10/17 - 12/31	—
Serenity Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	2/23 - 12/31	—	—
Navios Maritime Acquisition Corporation and Subsidiaries (1) :
Navios Maritime Acquisition Corporation	Sub-Holding Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Amorgos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Andros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Antiparos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Ikaria Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Kos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Mytilene Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Skiathos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Syros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Skopelos Shipping Corporation	Vessel Owning Company	53.7%	Cayman Is.	—	1/1-3/30	5/28 -12/31
Sifnos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Ios Shipping Corporation	Vessel Owning Company	53.7%	Cayman Is.	—	1/1-3/30	5/28 -12/31
Thera Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Shinyo Dream Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Kannika Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Kieran Limited	Vessel Owning Company	53.7%	British Virgin Is.	—	1/1-3/30	9/10 -12/31
Shinyo Loyalty Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Navigator Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Ocean Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Saowalak Limited	Vessel Owning Company	53.7%	British Virgin Is.	—	1/1-3/30	9/10 -12/31
Crete Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Rhodes Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Tinos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Folegandros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	10/26 -12/31
Navios Acquisition Finance (US) Inc.	Operating Company	53.7%	Delaware	—	1/1-3/30	10/05 -12/31
Serifos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	10/26 -12/31
Navios South American Logistics and Subsidiaries:
Navios South American Logistics Inc.	Sub-Holding Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corporacion Navios S.A.	Operating Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nauticler S.A.	Sub-Holding Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Compania Naviera Horamar S.A.	Vessel Operating Management Company	63.8%	Argentina	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Compania de Transporte Fluvial International S.A.	Sub-Holding Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ponte Rio S.A.	Operating Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thalassa Energy S.A. (2)	Barge Owning Company	39.9%	Argentina	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS Tankers Inc. (2)	Tanker Owning Company	32.5%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS Navigation Inc. (2)	Tanker Owning Company	32.5%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS Shipping Ltd. Inc. (2)	Tanker Owning Company	39.9%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS South Inc. (2)	Tanker Owning Company	39.9%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
Petrovia Internacional S.A.	Land-Owning Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercopar S.A.C.I.	Operating/Barge Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navegacion Guarani S.A.	Operating Barge and Pushboat Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hidrovia OSR S.A.	Oil Spill Response & Salvage Services/ Tanker Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercofluvial S.A.	Operating Barge and Pushboat Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Petrolera San Antonio S.A.	Port Facility Operating Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Stability Oceanways S.A.	Barge and Pushboat Owning Operating Company	63.8%	Panama	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hidronave South American Logistics S.A.	Pushboat Owning Company	32.5%	Brazil	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navarra Shipping Corporation	Tanker-Owning Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/1 - 12/31
Pelayo Shipping Corporation	Tanker-Owning Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/1 - 12/31
Varena Maritime Services S.A.	Barge and Pushboat Owning Operating Company	63.8%	Panama	1/1 - 12/31	4/14 - 12/31	—
Navios Logistics Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/16 - 12/31	—
Merco Parana S.A.	Barge Owning Company	63.8%	Argentina	7/1 - 12/31	—	—

  On March 30, 2011, immediately after the Navios Acquisition Share Exchange, Navios Holdings' ownership of the voting stock of Navios Acquisition decreased to 45% and Navios Holdings no longer controlled a majority of the voting power of Navios Acquisition. As a result, from March 30, 2011, Navios Acquisition has not been consolidated and has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition (see also Note 3).

  On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd. Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A.

Use of Estimates
(c)     Use of Estimates: The preparation of consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the carrying value of investments in affiliates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, pension benefits, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Cash and Cash Equivalents
(d)    Cash and Cash Equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

Restricted Cash
(e)    Restricted Cash: As of December 31, 2012 and 2011, restricted cash included $10,914 and $4,059, respectively, which related to amounts held in retention account in order to service debt and interest payments and $13,200 and $1,500, respectively, which related to additional security, as required by certain of Navios Holdings' credit facilities.

In addition, as of December 31, 2012 and 2011, the restricted balance with NOS ASA, a Norwegian clearing house, was $0 and $250, respectively. Also included in restricted cash as of December 31, 2012 and 2011 are amounts held as security in the form of letters of guarantee or letters of credit totaling $590 and $590, respectively.

Insurance Claims
(f)    Insurance Claims: Insurance claims at each balance sheet date consist of claims submitted and/or claims in the process of compilation or submission (claims   pending). They are recorded on an accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reported period, which are probable to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management's expectations as to their collection dates.

Inventories
(g)    Inventories: Inventories, which are comprised of lubricants and stock provisions on board the vessels, as well as petroleum products held by Navios Logistics, are valued at the lower of cost or market value as determined on the first-in, first-out basis.

Vessel, Port Terminal, Tanker Vessels, Barges, Pushboats And Other Fixed Assets
(h)    Vessel, Port Terminal. Tanker Vessels, Barges, Pushboats and Other Fixed Assets, net: Vessels, port terminal, tanker vessels, barges, pushboats and other fixed assets acquired as parts of business combinations or asset acquisitions are recorded at fair value on the date of acquisition. Vessels constructed by the company would be stated at historical cost, which consists of the contract price, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capability or improve the efficiency or safety of the vessels. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying consolidated statements of income.

Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight line method over the useful life of the vessels, port terminal, tanker vessels, barges, push boats and other fixed assets, after considering the estimated residual value.
Annual depreciation rates used, which approximate the useful life of the assets are:

Vessels	25 years
Port facilities and transfer station	3 to 40 years
Tanker vessels, barges and push boats	15 to 44 years
Furniture, fixtures and equipment	3 to 10 years
Computer equipment and software	5 years
Leasehold improvements	shorter of lease term or 6 years

Management estimates the residual values of the Company's vessels based on a scrap value of $285 per lightweight ton, as the Company believes this level is reasonable and common in the shipping industry. Management estimates the useful life of its vessels to be 25 years from the vessel's original construction. However, when regulations place limitations on the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge.

Deposit for Vessel Acquistions
(i)     Deposits for Vessel Acquisitions: This represents amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of vessels and other long-lived fixed assets. Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest for the years ended December 31, 2012, 2011 and 2010 amounted to $1,453, $4,303 and $11,295, respectively.

Assets Held for Sale
(j)     Assets Held for Sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale when the following criteria are met: management has committed to a plan to sell the asset (disposal group); the asset (disposal group) is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated; the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. No assets were classified as held for sale in any of the periods presented.

Impairment of Long Lived Assets
(k)     Impairment of Long Lived Assets: Vessels, other fixed assets and other long-lived assets held and used by Navios Holdings are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Holdings' management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment are reviewed, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.

Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the vessel, the unamortized portion of deferred drydock and special survey costs related to the vessel, and related carrying value of the intangible with respect to the time charter agreement attached to that vessel or the carrying value of deposits for newbuildings. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel asset group.

The Company determined undiscounted projected net operating cash flows for each vessel and compared it to the vessel's carrying value together with the carrying value of deferred drydock and special survey costs related to the vessel and the carrying value of the related intangible. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (the Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on the 10-year average historical one year time charter rates adjusted for outliers) over the remaining economic life of each vessel, net of brokerage and address commissions excluding days of scheduled off-hires, running cost based on current year actual, assuming an annual increase of 3.0% after 2014 and a utilization rate of 98.3% based on the fleet's historical performance. The assessment concluded that step two of the impairment analysis was not required and no impairment of vessels and the intangible assets existed as of December 31, 2012, as the undiscounted projected net operating cash flows exceeded the carrying value.

 In the event that impairment would occur, the fair value of the related asset would be determined and an impairment charge would be recorded to operations calculated by comparing the asset's carrying value to its fair value. Fair value is typically estimated primarily through the use of third-party valuations performed on an individual vessel basis.

Although management believes the underlying assumptions supporting this assessment are reasonable, if the charter rate trends and the length of the current market downturn, vary significantly from our forecasts, management may be required to perform step two of the impairment analysis in the future which could expose Navios Holdings to material impairment charges in the future.

No impairment loss was recognized for any of the periods presented.

Deferred Drydock and Special Survey Costs
(l)     Deferred Drydock and Special Survey Costs: The Company's vessels, barges and push boats are subject to regularly scheduled drydocking and special surveys which are carried out every 30 and 60 months, respectively, for vessels, every 60 months for oceangoing vessels and every 84 months for pushboats and barges, to coincide with the renewal of the related certificates issued by the Classification Societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of drydocking and special surveys are deferred and amortized over the above periods or to the next drydocking or special survey date if such has been determined. Unamortized drydocking or special survey costs of vessels, barges and push boats sold are written-off to income in the year the vessel, barge or push boat is sold.

         Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, and expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2012, 2011 and 2010, the amortization was $7,289, $5,364, and $3,306, respectively.

Deferred Financing Costs
(m)    Deferred Financing Costs: Deferred financing costs include fees, commissions and legal expenses associated with obtaining or modifying loan facilities. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization and write offs for each of the years ended December 31, 2012, 2011 and 2010 were $6,309, $5,580 and $11,752, respectively.

Goodwill and Other Intangibles
(n)    Goodwill and Other Intangibles

(i) Goodwill: Goodwill is tested for impairment at the reporting unit level at least annually.

The Company evaluates impairment of goodwill using a two-step process. First, the aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. The Company determines the fair value of the reporting unit based on discounted cash flow analysis and believes that the discounted cash flow analysis is the best indicator of fair value for its individual reporting units.

 The fair value for goodwill impairment testing was estimated using the expected present value of future cash flows, using judgments and assumptions that management believes were appropriate in the circumstances. The significant factors and assumptions the Company used in its discounted cash flow analysis included: EBITDA, the discount rate used to calculate the present value of future cash flows and future capital expenditures. EBITDA assumptions included revenue assumptions, general and administrative expense growth assumptions, and direct vessel expense growth assumptions. The future cash flows from the shipping operations were determined by considering the charter revenues from existing time charters for the fixed fleet days (the Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the non-fixed days (based on a combination of two year forward freight agreements and the 10-year average historical charter rates available for each type of vessel adjusted for outliers), which the Company believes is an objective approach for forecasting charter rates over an extended time horizon for long lived assets. The future cash flows from logistics operations were determined principally by combining revenues from existing contracts and estimated revenues based on the historical performance of the segment, including utilization rates and actual storage capacity.

 If the fair value of a reporting unit exceeds the carrying amount, no impairment exists. If the carrying amount of the reporting unit exceeds the fair value, then the Company must perform the second step to determine the implied fair value of the reporting unit's goodwill and compare it with its carrying amount. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all the assets and liabilities of that reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price. If the carrying amount of the goodwill exceeds the implied fair value, then goodwill impairment is recognized by writing the goodwill down to its implied fair value.

No impairment loss was recognized for any of the periods presented.

(ii) Intangibles Other Than Goodwill: Navios Holdings' intangible assets and liabilities consist of favorable lease terms, unfavorable lease terms, customer relationships, trade name and port terminal operating rights. The fair value of the trade name was determined based on the “relief from royalty” method which values the trade name based on the estimated amount that a company would have to pay in an arm's length transaction to use that trade name. The asset is being amortized under the straight line method over 32 years. Navios Logistics' trade name is being amortized under the straight line method over 10 years.

 The fair value of customer relationships was determined based on the “excess earnings” method, which relies upon the future cash flow generating ability of the asset. The asset is amortized under the straight line method over 20 years.

Other intangibles that are being amortized, such as customer relationships and port terminal operating rights, would be considered impaired if their carrying value could not be recovered from the future undiscounted cash flows associated with the asset.

 When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires the Company to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of the Company's vessels and the Company's weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company's financial position and results of operations.

The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the statement of comprehensive income in the Depreciation and Amortization line item.

The amortizable value of favorable leases would be considered impaired if its fair market value could not be recovered from the future undiscounted cash flows associated with the asset. Vessel purchase options that have not been exercised, which are included in favorable lease terms, are not amortized and would be considered impaired if the carrying value of an option, when added to the option price of the vessel, exceeded the fair value of the vessel. As of December 31, 2012, there was no impairment of intangible assets.

 Vessel purchase options that are included in favorable leases are not amortized and when the purchase option is exercised the asset is capitalized as part of the cost of the vessel and depreciated over the remaining useful life of the vessel (Note 8) and if not exercised, the intangible will be written off. Vessel purchase options that are included in unfavorable lease terms are not amortized and when the purchase option is exercised by the charterer and the underlying vessel is sold, it will be recorded as part of gain/loss on sale of the assets. If the option is not exercised at the expiration date it will be written-off to the statements of income.

 The weighted average amortization periods for intangibles are:

Intangible assets/liabilities	Years
Trade name	21.0
Favorable lease terms (*)	6.6
Unfavorable lease terms (**)	4.7
Port terminal operating rights	30.0
Customer relationships	20.0

(*)  The intangible asset associated with the favorable lease terms includes an amount of $21,782 related to purchase options for the vessels. As of December 31, 2012 and 2011, $0 and $90, respectively, had been transferred to the acquisition cost of vessels. As of December 31, 2012 and 2011, $9,207 and $0, respectively, was written off since the purchase option was not exercised.

(**)  The intangible liability associated with the unfavorable lease terms includes an amount of $9,405 related to purchase options held by third parties.. As of December 31, 2012 and 2011, no purchase options held by third parties have been exercised. As of December 31, 2012 and 2011, $6,485 and $0, respectively, was written off since the purchase option was not exercised.

Foreign Currency Translations
(o)    Foreign Currency Translation: The Company's functional and reporting currency is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although, its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, the Company's subsidiaries in Uruguay, Argentina, Brazil and Paraguay transact a nominal amount of their operations in Uruguayan pesos, Argentinean pesos, Reales and Guaranies whereas the Company's wholly-owned vessel subsidiaries and the vessel management subsidiary transact a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statement of comprehensive income. The foreign currency exchange losses recognized in the consolidated statement of comprehensive income for each of the years ended December 31, 2012, 2011 and 2010, were $217, $383 and $20, respectively.

Provisions
(p)    Provisions: The Company, in the ordinary course of business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If the Company has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, the Company will provide the lower amount within the range. See Note 14, “Commitments and Contingencies” for further discussion.

The Company participates in Protection and Indemnity (P&I) insurance plans provided by mutual insurance associations known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums (supplementary calls) to fund operating deficits incurred by the clubs (“back calls”). Obligations for back calls are accrued annually based on information provided by the clubs.

Provisions for estimated losses on uncompleted voyages and vessels time chartered to others are provided for in the period in which such losses are determined. As of December 31, 2012 and 2011, the balance for provision for loss making voyages in progress was $4,974 and$1,652, respectively.

Segment Reporting
(p)    Segment Reporting: Operating segments, as defined, are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Company's methods of internal reporting and management structure, the Company currently has two reportable segments: the Drybulk Vessel Operations segment and the Logistics Business segment. Previously, the Company had a Tanker Vessel Operations segment until the deconsolidation of Navios Acquisition on March 30, 2011. The Drybulk Vessel Operations segment consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight, and FFAs. Following the acquisition of Horamar and the formation of Navios Logistics, the Company has renamed its Port Terminal Segment as the Logistics Business Segment, and this segment includes the activities of Horamar, which provides similar products and services in the region as Navios Holdings' legacy port facility. The Tanker Vessel Operations segment consisted of the transportation and handling of liquid cargoes through the ownership, operation, and trading of tanker vessels.

Revenue and Expense Recognition
(r)    Revenue and Expense Recognition:

Revenue Recognition: Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. The Company generates revenue from the following sources, (1) transportation of cargo, (2) time charter of vessels and (3) port terminal operations.

Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, the Company agrees to provide a vessel for the transportation of specific goods between specific ports in return for payment of an agreed upon freight rate per ton of cargo.

Revenues arising from contracts that provide our customers with continuous access to convoy capacity are recognized ratably over the period of the contracts.

 Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer's average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement.

 Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements as service is performed, except for loss generating time charters, in which case the loss is recognized in the period when such loss is determined. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium term charters. All other charters are considered long term. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.

Revenues from port terminal operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into the silos for temporary storage and then loading the ocean-going vessels. Revenues are recognized upon completion of loading the ocean-going vessels. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading. Storage fees are assessed and recognized when the product remains in the silo storage beyond the contractually agreed time allowed. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the ocean-going vessel.

Recovery of lost revenue under credit default insurance for charterers is accounted for as gain contingency and is recognized when all contingencies are resolved. The amount of recovery of lost revenue is recorded within the caption  “Revenue” and any amount recovered in excess of the lost revenue is recorded within the caption “Other income”.

 Expenses related to our revenue-generating contracts are recognized as incurred.

Forward Freight Agreements (FFAs): Realized gains or losses from FFAs are recognized monthly concurrent with cash settlements. In addition, the FFAs are “marked to market” quarterly to determine the fair values which generate unrealized gains or losses. Trading of FFAs could lead to material fluctuations in the Company's reported results from operations on a period to period basis. See Note 12.

Deferred Income and Cash Received In Advance: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.

Time Charter, Voyage and Logistics Business Expenses: Time charter, voyage and logistics business expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid, bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Also included in time charter, voyage and logistics business expenses are charterers' liability insurances, provision for losses on time charters and voyages in progress at year-end, direct port terminal expenses and other miscellaneous expenses.

 Direct Vessel Expenses: Direct vessel expenses consist of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, insurance, stores and lubricants and miscellaneous expenses such as communications and amortization of drydocking and special survey costs.

Prepaid Voyage Costs: Prepaid voyage costs relate to cash paid in advance for expenses associated with voyages. These amounts are recognized as expenses over the voyage or charter period.

Employee benefits
(s)    Employee benefits:

Pension and Retirement Obligations-Crew: The Company's ship-owning subsidiaries employ the crew on board under short-term contracts (usually up to nine months) and, accordingly, they are not liable for any pension or post-retirement benefits.

Provision for Employees' Severance and Retirement Compensation: The employees in the Company's office in Greece are protected by Greek labor law. According to the law, the Company is required to pay retirement indemnities to employees upon dismissal or upon leaving with an entitlement to a full security retirement pension. The amount of compensation is based on the number of years of service and the amount of remuneration at the date of dismissal or retirement up to a maximum of two years' salary. If the employees remain in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that will remain with the Company until retirement age is not known. The Company considers this plan equivalent to a lump sum defined benefit pension plan and accounts for it under FASB guidance on employer's accounting for pension. The Company is required to annually value the statutory terminations indemnities liability. Management obtains a valuation from independent actuaries to assist in the calculation of the benefits. The Company provides, in full, for the employees' termination indemnities liability. This liability amounted to $686 and $603 at December 31, 2012 and 2011, respectively.

 U.S. Retirement Savings Plan: The Company sponsors a 401(k) retirement savings plan, which is categorized as a defined contribution plan. The plan is available to full time employees who meet the plan's eligibility requirements. The plan permits employees to make contributions up to 15% of their annual salary with the Company matching up to the first 6%. The Company makes monthly contributions (matching contributions) to the plan based on amounts contributed by employees. Subsequent to making the matching contributions, the Company has no further obligations. The Company may make an additional discretionary contribution annually if such a contribution is authorized by the Board of Directors. The plan is administered by an independent professional firm that specializes in providing such services. See Note 13.

Other Post-Retirement Obligations: The Company has a legacy pension arrangement for certain Bahamian, Uruguayan and former Navios Corporation employees. The entitlement to these benefits is only to these former employees. The expected costs of these benefits are accrued each year, using an accounting methodology similar to that for defined benefit pension plans. These obligations are valued annually by independent actuaries.

Stock-Based Compensation: In December 2012, 2011 and 2010, the Company authorized the issuance of shares of restricted common stock, restricted stock units and stock options in accordance with the Company's stock option plan for its employees, officers and directors. These awards of restricted common stock restricted stock units and stock options are based on service conditions only and vest over three years. In December 2012, the Company also authorized the issuance of shares of restricted common stock, restricted stock units and stock options for its employees, officers and directors that vest on April 30, 2014 upon achievement of certain internal performance criteria and set targets.

The fair value of stock option grants is determined with reference to option pricing model and principally adjusted Black-Scholes models. The fair value of restricted stock and restricted stock units is determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Compensation expense for the awards that vest upon achievement of the performance criteria is recognized when it is probable that the performance criteria will be met.

Financial Instruments
(t)       Financial Instruments: Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, trade receivables and payables, other receivables and other liabilities, long-term debt and capital leases. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial Risk Management: The Company's activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, and fuel prices, and credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit Risk: The Company closely monitors its exposure to customers and counterparties for credit risk. The Company has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history. Derivative counterparties and cash transactions are limited to high quality credit financial institutions.

Interest Rate Risk: Any differential to be paid or received on an interest rate swap agreement is recognized as a component of gain/loss on derivatives over the period of the agreement. Gains and losses on early termination of interest rate swaps are taken to the consolidated statement of income. The effective portion of changes in the fair value of interest rate swap agreements that are designated and qualify as cash flow hedges are recognized in equity. The gain or loss relating to the ineffective portion was recognized in the statement of income until the swap agreements expired during 2010.

Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances adequately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are translated into the measurement currency at rates prevailing on the dates of the relevant transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income.

 Accounting for Derivative Financial Instruments and Hedging Activities:

The Company may enter into drybulk shipping FFAs as economic hedges relating to identifiable ship and/or cargo positions and as economic hedges of transactions the Company expects to carry out in the normal course of its shipping business. By utilizing certain derivative instruments, including drybulk shipping FFAs, the Company manages the financial risk associated with fluctuating market conditions. In entering into these contracts, the Company has assumed the risk that might arise from the possible inability of counterparties to perform in accordance with the terms of their contracts.

The Company also trades drybulk shipping FFAs which are cleared through LCH, the London clearing house. LCH calls for both base and margin collateral, which are funded by Navios Holdings, and which in turn substantially eliminate counterparty risk. Certain portions of these collateral funds may be restricted at any given time as determined by LCH.

At the end of each calendar quarter, the fair value of drybulk shipping FFAs traded over-the-counter are determined from an index published in London, United Kingdom and the fair value of those FFAs traded with LCH is determined from the LCH valuations accordingly.

The Company records all of its derivative financial instruments and hedges as economic hedges.

The Company classifies cash flows related to derivative financial instruments within cash provided by operating activities in the consolidated statements of cash flows.

Earnings per Share
(u)      Earnings Per Share: Basic earnings per share are computed by dividing net income attributable to Navios Holdings common stockholders by the weighted average number of shares of common stock outstanding during the periods presented. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted. Dilution has been computed by the treasury stock method whereby all of the Company's dilutive securities (convertible preferred stock, stock options and warrants) are assumed to be exercised and the proceeds used to repurchase common shares at the weighted average market price of the Company's common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) shall be included in the denominator of the diluted earnings per share computation. For the year ended December 31, 2011, preferred stock dividends of subsidiaries and preferred stock dividends attributable to the noncontrolling interest were included in the calculation of net income attributable to Navios Holdings common stockholders. Restricted stock and restricted stock units (vested and unvested) are included in the calculation of the diluted earnings per share, based on the weighted average number of restricted stock and restricted stock units assumed to be outstanding during the period. Convertibles shares are included in the calculation of the diluted earnings per share, based on the weighted average number of convertible shares assumed to be outstanding during the period.

Income Taxes
(v)      Income Taxes: The Company is a Marshall Islands Corporation. Pursuant to various treaties and the United States Internal Revenue Code, the Company believes that substantially all its operations are exempt from income taxes in the Marshall Islands and United States of America. The tax expense reflected in the Company's consolidated financial statements for the years ended December 31, 2012, 2011 and 2010 was mainly attributable to its subsidiaries in South America, which are subject to the Argentinean and Paraguayan income tax regime.

The asset and liability method is used to account for future income taxes. Under this method, future income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts and the tax bases of assets and liabilities. Future income tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on future income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A deferred tax asset is recognized for temporary differences that will result in deductible amounts in future years. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Dividends	(w) Dividends: Dividends are recorded in the Company's financial statements in the period in which they are declared.
Guarantees
(x)      Guarantees: A liability for the fair value of the obligation undertaken in issuing the guarantee is recognized. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party or guarantees on product warranties. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of their terms are made. On November 15, 2012, the Company agreed to provide Navios Partners with guarantees against counterparty default on certain existing charters (see also Notes 16 and 25).

Leases
(y)      Leases: Vessel leases where Navios Holdings is regarded as the lessor are classified as either finance leases or operating leases based on an assessment of the terms of the lease.

For charters classified as finance type leases the minimum lease payments are recorded as the gross investment in the lease. The difference between the gross investment in the lease and the sum of the present values of the two components of the gross investment is recorded as unearned income which is amortized to income over the lease term as finance lease interest income to produce a constant periodic rate of return on the net investment in the lease.

For charters classified as operating leases where Navios Holdings is regarded as the lessor, refer to Note 2(r) “Revenue and Expense Recognition”.

For charters classified as operating leases where Navios Holdings is regarded as the lessee, the expense is recognized on a straight line basis over the rental periods of such charter agreements. The expense in included under the line “Time charter, voyage and logistics business expenses”.

Accounting for the Acquisition of Horamar
(z)      Accounting for the Acquisition of Horamar: The Company accounted for the acquisition of Horamar Group as a partial sale of CNSA to the noncontrolling shareholders of Navios Logistics, and a partial acquisition of Horamar. Horamar's assets and liabilities were revalued to 100% of their respective fair values, and CNSA's assets and liabilities were recorded at carryover basis, reflecting the common control nature of the transaction. The contingent consideration for the transaction, which was held in escrow, was fully settled in June 2010.

Treasury Stock
(aa)     Treasury Stock: Treasury stock is accounted for using the cost method. Excess of the purchase price of the treasury stock acquired, plus direct acquisition costs   over its par value is recorded in additional paid-in capital.

Trade Accounts Receivable
(ab)     Trade Accounts Receivable: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings and FFA counterparties, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

Convertible Preferred Stock
(ac)     Convertible Preferred Stock: The Company's 2% Mandatorily Convertible Preferred Stock (“Preferred Stock”) are recorded at fair market value on issuance. The fair market value is determined using a binomial valuation model. The model which is used takes into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date. Each preferred share has a par value of $0.0001. Each holder of Preferred Stock is entitled to receive an annual dividend equal to 2% on the nominal value of the Preferred Stock, payable quarterly, until such time as the Preferred Stock converts into common stock. Five years after the issuance date all Preferred Stock shall automatically convert into shares of common stock at a conversion price equal to $10.00 per preferred share. At any time following the third anniversary from their issuance date, if the closing price of the common stock has been at least $20.00 per share, for 10 consecutive business days, the remaining balance of the then-outstanding preferred shares shall automatically convert at a conversion price equal to $14.00 per share of common stock. The holders of Preferred Stock are entitled, at their option, at any time following their issuance date and prior to their final conversion date, to convert all or any such then-outstanding preferred shares into common stock at a conversion price equal to $14.00 per preferred share.

Investment in Available for Sale Securities
(ad)     Investment in Available for Sale Securities: The Company classifies its existing marketable equity securities as available-for-sale. These securities are carried at fair value, with unrealized gains and losses excluded from earnings and reported directly in stockholders' equity as a component of other comprehensive income (loss) unless an unrealized loss is considered “other-than-temporary,” in which case it is transferred to the statements of income. Management evaluates securities for other than temporary impairment (“OTTI”) on a quarterly basis. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the investee, and (3) the intent and ability of the Company to retain its investment in the investee for a period of time sufficient to allow for any anticipated recovery in fair value.

Investment in Equity Securities: Navios Holdings evaluates its investments in Navios Acquisition and Navios Partners for OTTI on a quarterly basis. Consideration is given to (1) the length of time and the extent to which the fair value has been less than the carrying value, (2) the financial condition and near-term prospects of Navios Partners and Navios Acquisition, and (3) the intent and ability of the Company to retain its investment in Navios Acquisition and Navios Partners for a period of time sufficient to allow for any anticipated recovery in fair value.

Financial Instruments and Fair Value
(ae)       Financial Instruments and Fair Value: Guidance on Fair Value Measurements provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level I measurements) and the lowest priority to unobservable inputs (level III measurements). The three levels of the fair value hierarchy under guidance on Fair Value Measurements are described below:
Basis of Fair Value Measurement
Level I: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level II: Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level III: Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In   determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to guidance on Fair Value Measurements.

Recent Accounting Pronouncements
(af)     Recent Accounting Pronouncements:
Fair Value Disclosures
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels I and II of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level III reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level II or Level III. Navios Holdings adopted the new guidance in the first quarter of fiscal year 2010, except for the disclosures related to purchases, sales, issuance and settlements within Level III, which was effective for Navios Holdings beginning in the first quarter of fiscal year 2012. The adoption of the new standard did not have a significant impact on Navios Holdings' consolidated financial statements.
Goodwill Impairment Guidance
In September 2011, the FASB issued an update to simplify how public entities test goodwill for impairment. The amendments in the update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount on a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted including for annual and interim impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The amendment was adopted by Navios Holdings in the first quarter of 2012. The adoption of the new amendments did not have a significant impact on Navios Holdings' consolidated financial statements.
Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income
In February 2013, the Financial Accounting Standards Board ("FASB") issued amended standards requiring additional disclosures for other comprehensive income. The amended standards require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The amendments apply to all entities that issue financial statements that are presented in conformity with U.S. GAAP and that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. Navios Holdings has not yet adopted the new amendments. The adoption of the new standard is not expected to have a significant impact on Navios Holdings' consolidated financial statements

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Subsidiaries included in the consolidation

Company Name	Nature / Vessel Name	Effective Ownership Interest	Country of Incorporation	Statement of operations
				2012	2011	2010
Navios Maritime Holdings Inc.	Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios International Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navimax Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Handybulk Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hestia Shipping Ltd.	Operating Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Anemos Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios ShipManagement Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
NAV Holdings Limited	Sub-Holding Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar N.V.	Operating Company/Vessel Owning Company	100%	Belgium	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Bulkinvest S.A.	Operating Company	100%	Luxembourg	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Primavera Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ginger Services Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aquis Marine Corp.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/23 -12/31
Navios Tankers Management Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/24 -12/31
Astra Maritime Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Achilles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Apollon Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Herakles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hios Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ionian Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kypros Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Meridian Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercator Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Arc Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Horizon Shipping Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Magellan Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Star Maritime Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corsair Shipping Ltd.	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rowboat Marine Inc.	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hyperion Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 1/7
Beaufiks Shipping Corporation	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nostos Shipmanagement Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	—	—	3/18 - 5/27
Amorgos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Andros Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Antiparos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Ikaria Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Kos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Mytilene Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Skiathos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Syros Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Skopelos Shipping Corporation	Vessel Owning Company	100%	Cayman Is.	—	—	3/18 - 5/27
Sifnos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Ios Shipping Corporation	Vessel Owning Company	100%	Cayman Is.	—	—	3/18 - 5/27
Thera Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Crete Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Rhodes Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Tinos Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	3/18 - 5/27
Portorosa Marine Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 -12/31	1/1 -12/31	1/1 - 12/31
Shikhar Ventures S.A.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sizzling Ventures Inc.	Operating Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rheia Associates Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Taharqa Spirit Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rumer Holding Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Chilali Corp.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 3/17
Pharos Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pueblo Holdings Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Surf Maritime Co.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 5/19
Quena Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Orbiter Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 5/18	1/1 - 12/31
Aramis Navigation Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
White Narcissus Marine S.A.	Vessel Owning Company	100%	Panama	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios GP L.L.C.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pandora Marine Inc.	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 11/14
Floral Marine Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 14/6	1/1 - 12/31	1/1 - 12/31
Red Rose Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Customized Development S.A.	Vessel Owning Company	100%	Liberia	—	—	1/1 - 11/14
Highbird Management Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ducale Marine Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kohylia Shipmanagement S.A.	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 5/18	1/1 - 12/31
Vector Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	2/16 - 12/31
Faith Marine Ltd.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	5/19 - 12/31
Navios Maritime Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance II (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/12 - 12/31	—
Solange Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	5/16 - 12/31	—
Tulsi Shipmanagement Co.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	4/20 - 12/31	—
Cinthara Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	4/28 - 12/31	—
Rawlin Services Co.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	5/3 - 12/31	—
Mauve International S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	5/16 - 12/31	—
Mandora Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	10/17 - 12/31	—
Serenity Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	2/23 - 12/31	—	—
Navios Maritime Acquisition Corporation and Subsidiaries (1) :
Navios Maritime Acquisition Corporation	Sub-Holding Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Amorgos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Andros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Antiparos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Ikaria Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Kos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Mytilene Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Skiathos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Syros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Skopelos Shipping Corporation	Vessel Owning Company	53.7%	Cayman Is.	—	1/1-3/30	5/28 -12/31
Sifnos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Ios Shipping Corporation	Vessel Owning Company	53.7%	Cayman Is.	—	1/1-3/30	5/28 -12/31
Thera Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Shinyo Dream Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Kannika Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Kieran Limited	Vessel Owning Company	53.7%	British Virgin Is.	—	1/1-3/30	9/10 -12/31
Shinyo Loyalty Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Navigator Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Ocean Limited	Vessel Owning Company	53.7%	Hong Kong	—	1/1-3/30	9/10 -12/31
Shinyo Saowalak Limited	Vessel Owning Company	53.7%	British Virgin Is.	—	1/1-3/30	9/10 -12/31
Crete Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Rhodes Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Tinos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	5/28 -12/31
Folegandros Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	10/26 -12/31
Navios Acquisition Finance (US) Inc.	Operating Company	53.7%	Delaware	—	1/1-3/30	10/05 -12/31
Serifos Shipping Corporation	Vessel Owning Company	53.7%	Marshall Is.	—	1/1-3/30	10/26 -12/31
Navios South American Logistics and Subsidiaries:
Navios South American Logistics Inc.	Sub-Holding Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corporacion Navios S.A.	Operating Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nauticler S.A.	Sub-Holding Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Compania Naviera Horamar S.A.	Vessel Operating Management Company	63.8%	Argentina	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Compania de Transporte Fluvial International S.A.	Sub-Holding Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ponte Rio S.A.	Operating Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thalassa Energy S.A. (2)	Barge Owning Company	39.9%	Argentina	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS Tankers Inc. (2)	Tanker Owning Company	32.5%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS Navigation Inc. (2)	Tanker Owning Company	32.5%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS Shipping Ltd. Inc. (2)	Tanker Owning Company	39.9%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
HS South Inc. (2)	Tanker Owning Company	39.9%	Panama	—	1/1 - 7/24	1/1 - 12/31
		63.8%		1/1 - 12/31	7/25 - 12/31	—
Petrovia Internacional S.A.	Land-Owning Company	63.8%	Uruguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercopar S.A.C.I.	Operating/Barge Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navegacion Guarani S.A.	Operating Barge and Pushboat Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hidrovia OSR S.A.	Oil Spill Response & Salvage Services/ Tanker Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercofluvial S.A.	Operating Barge and Pushboat Owning Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Petrolera San Antonio S.A.	Port Facility Operating Company	63.8%	Paraguay	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Stability Oceanways S.A.	Barge and Pushboat Owning Operating Company	63.8%	Panama	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hidronave South American Logistics S.A.	Pushboat Owning Company	32.5%	Brazil	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navarra Shipping Corporation	Tanker-Owning Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/1 - 12/31
Pelayo Shipping Corporation	Tanker-Owning Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	4/1 - 12/31
Varena Maritime Services S.A.	Barge and Pushboat Owning Operating Company	63.8%	Panama	1/1 - 12/31	4/14 - 12/31	—
Navios Logistics Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/16 - 12/31	—
Merco Parana S.A.	Barge Owning Company	63.8%	Argentina	7/1 - 12/31	—	—

  On March 30, 2011, immediately after the Navios Acquisition Share Exchange, Navios Holdings' ownership of the voting stock of Navios Acquisition decreased to 45% and Navios Holdings no longer controlled a majority of the voting power of Navios Acquisition. As a result, from March 30, 2011, Navios Acquisition has not been consolidated and has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition (see also Note 3).

  On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd. Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A.

Annual depreciation rates used

Vessels	25 years
Port facilities and transfer station	3 to 40 years
Tanker vessels, barges and push boats	15 to 44 years
Furniture, fixtures and equipment	3 to 10 years
Computer equipment and software	5 years
Leasehold improvements	shorter of lease term or 6 years

Weighted average amortization periods for intangibles

Intangible assets/liabilities	Years
Trade name	21.0
Favorable lease terms (*)	6.6
Unfavorable lease terms (**)	4.7
Port terminal operating rights	30.0
Customer relationships	20.0

(*)  The intangible asset associated with the favorable lease terms includes an amount of $21,782 related to purchase options for the vessels. As of December 31, 2012 and 2011, $0 and $90, respectively, had been transferred to the acquisition cost of vessels. As of December 31, 2012 and 2011, $9,207 and $0, respectively, was written off since the purchase option was not exercised.

(**)  The intangible liability associated with the unfavorable lease terms includes an amount of $9,405 related to purchase options held by third parties.. As of December 31, 2012 and 2011, no purchase options held by third parties have been exercised. As of December 31, 2012 and 2011, $6,485 and $0, respectively, was written off since the purchase option was not exercised.

Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents
	December 31, 2012	December 31, 2011
Cash on hand and at banks	$61,283	$70,767
Short-term deposits and highly liquid funds	196,585	100,329
Total cash and cash equivalents	$257,868	$171,096

Accounts Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

	December 31, 2012	December 31, 2011
Accounts receivable	$111,657	$110,260
Less: provision for doubtful receivables	(25,936)	(8,874)
Accounts receivables, net	$85,721	$101,386

Allowance for Doubtfull Receivables

Allowance for doubtful receivables	Balance at Beginning of Period	Charges to Costs and expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2010	$(10,580)	$(4,660)	$6,605	$(8,635)
Year ended December 31, 2011	$(8,635)	$(239)	$—	$(8,874)
Year ended December 31, 2012	$(8,874)	$(17,136)	$74	$(25,936)

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

	December 31, 2012	December 31, 2011
Prepaid voyage costs	$6,414	$6,950
Claim receivables	3,953	7,525
Advances to agents	669	57
Short-term derivative assets	1,275	1,279
Prepaid taxes	2,978	2,361
Other	4,593	2,782
Total prepaid expenses and other current assets	$19,882	$20,954

Vessels, Port Terminals and Other Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Vessels, Port Terminal And Other Fixed Assets [Abstract]
Vessels, Port Terminal And Other Fixed Assets
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$1,390,720	$(80,976)	$1,309,744
Additions	544,234	(54,581)	489,653
Disposals	(386,571)	8,475	(378,096)
Balance December 31, 2010	1,548,383	(127,082)	1,421,301
Additions	133,874	(63,203)	70,671
Disposals	(81,454)	4,707	(76,747)
Balance December 31, 2011	1,600,803	(185,578)	1,415,225
Additions	102,306	(63,737)	38,569
Disposals	(71,209)	4,141	(67,068)
Balance December 31, 2012	$1,631,900	$(245,174)	$1,386,726

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$60,129	$(6,560)	$53,569
Additions	5,129	(2,471)	2,658
Balance December 31, 2010	65,258	(9,031)	56,227
Additions	9,230	(2,538)	6,692
Disposals	(152)	103	(49)
Balance December 31, 2011	74,336	(11,466)	62,870
Additions	11,904	(2,785)	9,119
Balance December 31, 2012	$86,240	$(14,251)	$71,989

Tanker vessels, barges and push boats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$238,451	$(28,798)	$209,653
Additions	40,453	(13,886)	26,567
Disposals	(67)	47	(20)
Balance December 31, 2010	278,837	(42,637)	236,200
Additions	62,153	(15,378)	46,775
Balance December 31, 2011	340,990	(58,015)	282,975
Additions	20,008	(19,383)	625
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	$356,408	$(77,398)	$279,010

Tanker vessels (Navios Acquisition)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$—	$—	$—
Vessels delivered from initial acquisition	119,251	(2,024)	117,227
VLCC Acquisition	419,500	(7,068)	412,432
Balance December 31, 2010	$538,751	$(9,092)	$529,659
Additions	31,774	(7,198)	24,576
Navios Acquisition deconsolidation	(570,525)	16,290	(554,235)
Balance December 31, 2011	$—	$—	$—

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$6,540	$(1,765)	$4,775
Additions	2,389	(822)	1,567
Disposals	(162)	110	(52)
Balance December 31, 2010	8,767	(2,477)	6,290
Additions	1,331	(745)	586
Balance December 31, 2011	10,098	(3,222)	6,876
Additions	2,832	(903)	1,929
Disposals	(37)	—	(37)
Balance December 31, 2012	$12,893	$(4,125)	$8,768

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$1,695,840	$(118,099)	$1,577,741
Additions	1,130,956	(80,852)	1,050,104
Disposals	(386,800)	8,632	(378,168)
Balance December 31, 2010	2,439,996	(190,319)	2,249,677
Additions	238,362	(89,062)	149,300
Disposals	(81,606)	4,810	(76,796)
Navios Acquisition deconsolidation	(570,525)	16,290	(554,235)
Balance December 31, 2011	2,026,227	(258,281)	1,767,946
Additions	137,050	(86,808)	50,242
Disposals	(71,246)	4,141	(67,105)
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	$2,087,441	$(340,948)	$1,746,493

Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets Other Than Goodwill [Abstract]
Total Intangible Assets
Net Book Value of Intangible Assets other than Goodwill as at December 31, 2012
	Acquisition Cost	Accumulated Amortization	Transfer to vessel cost/ Write off	Net Book Value December 31, 2012
Trade name	$100,420	$(25,885)	$—	$74,535
Port terminal operating rights	34,060	(6,462)	—	27,598
Customer relationships	35,490	(8,872)	—	26,618
Favorable lease terms (**)(****)	220,042	(130,528)	(9,207)	80,307
Total Intangible assets	390,012	(171,747)	(9,207)	209,058
Unfavorable lease terms (***)	(127,513)	89,022	6,485	(32,006)
Total	$262,499	$(82,725)	$(2,722)	$177,052

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2011
	Acquisition Cost	Accumulated Amortization	Transfer to vessel cost/ Write off	Net Book Value December 31, 2011
Trade name	$100,420	$(22,025)	$—	$78,395
Port terminal operating rights	34,060	(5,533)	—	28,527
Customer relationships	35,490	(7,098)	—	28,392
Favorable lease terms (*)(**)	237,644	(128,172)	(1,513)	107,959
Total Intangible assets	407,614	(162,828)	(1,513)	243,273
Unfavorable lease terms (***)	(127,513)	82,688	—	(44,825)
Total	$280,101	$(80,140)	$(1,513)	$198,448

(*)  On February 21, 2011, the Navios Astra, a 53,468 dwt Ultra-Handymax vessel, a former long-term chartered-in vessel in operation, was delivered to Navios Holdings' owned fleet. The unamortized amount of favorable leases of $1,513 for the Navios Astra was included as an adjustment to the carrying value of the vessels.

(**)  As of December 31, 2012, the intangible asset associated with the favorable lease terms includes an amount of $21,782 related to purchase options for the vessels (see Note 2(n). As of December 31, 2012 and 2011, $0 and $90, respectively, had been transferred to the acquisition cost of vessels. As of December 31, 2012 and 2011, $9,207 and $0, respectively, was written off since the purchase option was not exercised.

(***)   As of December 31, 2012, the intangible liability associated with the unfavorable lease terms includes an amount of $9,405 related to purchase options held by third parties (see Note 2(n)). As of December 31, 2012 and 2011, no purchase options held by third parties have been exercised. As of December 31, 2012 and 2011, $6,485 and $0, respectively, was written off since the purchase option was not exercised.

(****) During the year ended December 31, 2012, acquisition costs and accumulated amortization of $14,470 of fully amortized favorable lease terms was written off.

Amortization Expense
	Amortization Expense and Write Offs Year Ended December 31, 2012	Amortization Expense and Write Offs Year Ended December 31, 2011	Amortization Expense and Write Offs Year Ended December 31, 2010
Trade name	$(3,860)	$(3,853)	$(3,852)
Port terminal operating rights	(930)	(927)	(927)
Customer relationships	(1,775)	(1,775)	(1,774)
Favorable lease terms	(27,652)	(18,388)	(21,488)
Unfavorable lease terms	12,819	6,610	8,147
Total	$(21,398)	$(18,333)	$(19,894)

Remaining aggregate amortization of acquired intangibles

Description	Within one year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total

Trade name	$3,853	$3,853	$3,853	$3,860	$3,853	$55,263	$74,535
Favorable lease terms	12,876	12,539	11,398	11,324	7,022	3,366	58,525
Unfavorable lease terms	(4,933)	(4,933)	(3,545)	(2,183)	(1,273)	(5,734)	(22,601)
Port terminal operating rights	930	930	930	930	930	22,948	27,598
Customer relationships	1,775	1,775	1,775	1,775	1,775	17,743	26,618
Total	$14,501	$14,164	$14,411	$15,706	$12,307	$93,586	$164,675

Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Investment In Affiliates [Abstract]
Summary of Financial Information of the Affiliated Companies

			December 31, 2012			December 31, 2011
Balance Sheet			Navios Partners	Navios Acquisition	Acropolis	Navios Partners		Navios Acquisition	Acropolis
Current assets			$70,033	$71,795	$1,548	$63,558		$78,907	$706
Non-current assets			884,919	1,298,849	25	846,366		1,116,562	26
Current liabilities			60,276	67,828	235	56,705		77,729	231
Non-current liabilities			275,982	1,071,512		293,580		878,891	—

	Year December 31, 2012			Year December 31, 2011			Year December 31, 2010
Income Statement	Navios Partners	Navios Acquisition	Acropolis	Navios Partners	Navios Acquisition	Acropolis	Navios Partners	Navios Acquisition	Acropolis
Revenue	$205,435	$151,097	$2,262	$186,935	$121,925	$2,686	$143,231	$—	$2,934
Net Income/(loss)	95,898	(3,284)	1,237	65,335	(3,378)	1,401	60,511	—	1,720

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expense [Abstract]
Accrued Expenses

	December 31, 2012	December 31, 2011
Payroll	$10,408	$9,353
Accrued interest	22,714	25,098
Accrued voyage expenses	16,709	11,347
Accrued running costs	6,515	4,637
Provision for losses on voyages in progress	4,974	1,652
Audit fees and related services	565	575
Accrued taxes	5,929	4,476
Professional fees	961	1,183
Other accrued expenses	6,906	5,549
Total accrued expenses	$75,681	$63,870

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstact]
Navios Group Loans

Navios Holdings loans	December 31, 2012	December 31, 2011
Loan Facility HSH Nordbank and Commerzbank A.G.	$41,659	$43,773
Revolver Facility HSH Nordbank and Commerzbank A.G.	4,428	7,810
Commerzbank A.G.	71,706	104,626
Dekabank Deutsche Girozentrale	—	75,000
Loan Facility Emporiki Bank ($130,000)	30,308	43,948
Loan Facility Emporiki Bank ($75,000)	32,000	34,750
Loan Facility Emporiki Bank ($40,000)	32,700	38,500
Loan Facility Emporiki Bank ($23,000)	20,203	20,884
Loan Facility Emporiki Bank ($23,000)	20,750	10,170
Loan DNB NOR Bank ($40,000)	30,394	37,082
Loan DNB NOR Bank ($66,500)	—	52,900
Loan Facility DVB Bank SE ($42,000)	39,325	—
Loan facility Cyprus Popular Bank Public Co. Ltd Bank	—	17,908
Unsecured bond	—	20,000
Senior notes	350,000	350,000
Ship mortgage notes	488,000	400,000
Total Navios Holdings loans	$1,161,473	$1,257,351

Navios Logistics loans	December 31, 2012	December 31, 2011
Senior notes	$200,000	$200,000
Other long-term loans	598	668
Total Navios Logistics loans	$200,598	$200,668

Total loans	December 31, 2012	December 31, 2011
Total borrowings	$1,362,071	$1,458,019
Less: unamortized discount	(3,859)	(4,462)
Less: current portion	(33,095)	(70,093)
Total long-term borrowings	$1,325,117	$1,383,464

Schedule Of Maturities Of Long Term Debt

Year	Amount in thousands of USD
2013	$33,095
2014	63,683
2015	22,457
2016	21,885
2017	529,230
2018 and thereafter	691,721
Total	$1,362,071

Derivatives and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives And Fair Value Of Financial Instruments
Fair Values of the Company's Financial Instruments

	December 31, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$257,868	$257,868	$171,096	$171,096
Restricted cash	$24,704	$24,704	$6,399	$6,399
Accounts receivable, net	$85,721	$85,721	$101,386	$101,386
Investments in available for sale securities	$559	$559	$82,904	$82,904
Forward Freight Agreements, net	$1,275	$1,275	$1,279	$1,279
Loan receivable from affiliate company	$35,000	$35,000	$40,000	$40,000
Due from affiliate companies, long term	$57,701	$57,701	$—	$—
Accounts payable	$(63,921)	$(63,921)	$(52,113)	$(52,113)
Capital lease obligations, including current portion	$(25,112)	$(25,112)	$(31,221)	$(31,221)
Senior and ship mortgage notes, net of discount	$(1,034,141)	$(973,940)	$(945,538)	$(841,500)
Long term debt, including current portion	$(324,071)	$(324,071)	$(508,019)	$(508,019)

Fair Value Measurements on a recurring basis

	Fair Value Measurements as of December 31, 2012
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
FFAs	$1,275	$1,275	$—	$—
Investments in available for sale securities	559	559	—	—
Total	$1,834	$1,834	$—	$—

	Fair Value Measurements as of December 31, 2011
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
FFAs	$1,279	$1,279	$—	$—
Investments in available for sale securities	82,904	82,904	—	—
Total	$84,183	$84,183	$—	$—

Fair Value Measurements on a nonrecurring basis
	Fair Value Measurements at December 31, 2012
Assets	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$257,868	$257,868	$—	$—
Restricted cash	$24,704	$24,704	$—	$—
Senior and ship mortgage notes, net of discount	$(973,940)	$(973,940)	$—	$—
Capital lease obligations, including current portion(1)	$(25,112)	$—	$(25,112)	$—
Long-term debt, including current portion(1)	$(324,071)	$—	$(324,071)	$—
Loan receivable from affiliate company(2)	$35,000	$—	$35,000	$—
Due from affiliate companies, long term(2)	$57,701	$—	$57,701	$—

  The fair value of the Company's long term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.

  The fair value of the Company's loan receivable from affiliate company and long term receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as after taking into account the counterparty's creditworthiness.

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Summary Of Stock-Based Awards

	Shares	Weighted average exercise price	Weighted average remaining term	Aggregate fair value
Options
Outstanding as of December 31, 2009	1,264,631	7.13	8.02	3,282
Vested at December 31, 2009	286,422	—	—	—
Exercisable at December 31, 2009	286,422
Exercised	(130,577)	—	—	(158)
Granted	954,842	5.15	—	2,422
Outstanding as of December 31, 2010	2,088,896	6.47	7.98	5,546
Vested at December 31, 2010	421,544	—	—	—
Exercisable at December 31, 2010	316,279	—	—	—
Exercised	(130,578)	—	—	(158)
Granted	1,344,353	3.81	—	1,929
Outstanding as of December 31, 2011	3,302,671	5.52	7.81	7,317
Vested at December 31, 2011	643,824	—	—	—
Exercisable at December 31, 2011	522,934	—	—	—
Exercised	(29,251)	—	—	(36)
Granted	1,344,357	3.44	—	700
Outstanding as of December 31, 2012	4,617,777	4.93	7.07	7,981
Vested at December 31, 2012	901,520	—	—	—
Exercisable at December 31, 2012	841,644	—	—	—

Restricted stock and restricted stock units
Non Vested as of December 31, 2009	524,137	—	2.30	2,721
Granted	567,810	—	—	2,924
Vested	(276,879)	—	—	(1,283)
Forfeited or expired	(12,652)	—	—	(61)
Non Vested as of December 31, 2010	802,416	—	2.61	4,301
Granted	813,273	—	—	3,098
Vested	(318,644)	—	—	(1,692)
Forfeited or expired	(9,869)	—	—	(54)
Non Vested as of December 31, 2011	1,287,176	—	2.49	5,653
Granted	832,028	—	—	2,862
Vested	(553,846)	—	—	(2,565)
Forfeited or expired	(9,166)	—	—	(42)
Non Vested as of December 31, 2012	1,556,192	—	1.81	5,908

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Contractual obligations table
Amounts in thousands of U.S. Dollars
December 31, 2013	$14,370
December 31, 2014	3,628
December 31, 2015	3,754
December 31, 2016	1,926
Total	$23,678

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future Minimum Commitments, net of commissions

	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2013	$97,634	$9,025	$2,598
2014	65,223	26,463	2,504
2015	49,387	26,463	2,436
2016	46,575	26,535	2,294
2017	40,380	26,463	2,271
2018 and thereafter	125,910	116,920	2,615
Total	$425,109	$231,869	$14,718

Future Minimum Revenue, net of commissions

	Drybulk vessels	Logistics business
2013	$107,906	$141,009
2014	34,331	91,724
2015	19,721	69,002
2016	19,775	49,714
2017	19,721	11,505
2018 and thereafter	58,810	794
Total minimum revenue, net of commissions	$260,264	$363,748

Interest Expense and Finance Cost, Net (Tables)	12 Months Ended
Dec. 31, 2012
Interest Expense And Finance Cost Net [Abstract]
Interest Expense And Finance Cost, Net

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Interest expense	$99,887	$101,011	$91,527
Amortization of finance charges	6,309	5,198	6,065
Other	—	972	8,430
Total interest expense and finance cost, net	$106,196	$107,181	$106,022

Disposals of Assets (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disposal Of Assets [Abstract]
Disposal of Assets

Navios Buena Ventura
Cash consideration received	$67,500
Book value of vessel	(67,068)
Total gain	432
Deferred gain	(109)
Gain recognized on sale of Navios Buena Ventura		$323
Total gain on sale of assets		$323

Navios Luz
Cash consideration received	$71,975
Shares consideration received	6,000
Book value of vessel	(53,548)
Total gain	24,427
Deferred gain	(6,623)
Gain recognized on sale of Navios Luz		$17,804

Navios Orbiter
Cash consideration received	$47,984
Shares consideration received	4,000
Book value of vessel	(23,198)
Total gain	28,786
Deferred gain	(7,804)
Gain recognized on sale of Navios Orbiter		$20,982
Gain from sale of other assets		$36
Total gain on sale of assets		$38,822

Navios Hyperion
Cash consideration received	$63,000
Book value of vessel	(25,168)
Total gain	37,832
Deferred gain	(13,996)
Gain recognized on sale of Navios Hyperion		$23,836

Navios Aurora II
Cash consideration received	$90,000
Shares consideration received	20,326
Book value of vessel	(109,508)
Total gain	818
Deferred gain	(271)
Gain recognized on sale of Navios Aurora II		$547
Navios Pollux
Cash consideration received	$110,000
Book value of vessel	(107,452)
Total gain	2,548
Deferred gain	(797)
Gain recognized on sale of Navios Pollux		$1,751

Navios Melodia
Cash consideration received	$72,100
Shares consideration received	6,687
Book value of vessel	(68,757)
Total gain	10,030
Deferred gain	(2,876)
Gain recognized on sale of Navios Melodia		$7,154

Navios Fulvia
Cash consideration received	$89,900
Shares consideration received	8,284
Book value of vessel	(67,211)
Total gain	30,973
Deferred gain	(8,880)
Gain recognized on sale of Navios Fulvia		$22,093

Vanessa
Cash consideration received	$18,250
Book value of finance lease of vessel	(18,250)
		$—
Gain from sale of other assets		$51
Total gain on sale of assets		$55,432

Segment Information (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information [Abstract]
Segments Summarized Financial Information
	Drybulk Vessel Operations for the Year Ended December 31, 2012	Logistics Business for the Year Ended December 31, 2012	Total for the Year Ended December 31, 2012
Revenue	$369,461	$247,033	$619,494
Loss on derivatives	(196)	—	(196)
Interest income	2,329	388	2,717
Interest expense and finance cost, net	(86,139)	(20,057)	(106,196)
Depreciation and amortization	(81,267)	(26,939)	(108,206)
Equity in net earnings of affiliated companies	48,228	—	48,228
Net income attributable to Navios Holdings common stockholders	175,388	97	175,485
Total assets	2,490,,929	450,533	2,941,462
Goodwill	56,240	104,096	160,336
Capital expenditures	(40,024)	(17,666)	(57,690)
Investment in affiliates	197,291	—	197,291
Cash and cash equivalents	212,330	45,538	257,868
Restricted cash	24,704	—	24,704
Long term debt (including current and noncurrent portion)	$1,157,614	$200,598	$1,358,212

	Drybulk Vessel Operations for the Year Ended December 31, 2011	Logistics Business for the Year Ended December 31, 2011	Tanker Vessel Operations for the Year Ended December 31, 2011	Total for the Year Ended December 31, 2011
Revenue	$429,538	$234,687	$25,130	$689,355
Loss on derivatives	(165)	—	—	(165)
Interest income	2,899	843	378	4,120
Interest expense and finance cost, net	(81,379)	(17,074)	(8,728)	(107,181)
Depreciation and amortization	(76,734)	(22,616)	(8,045)	(107,395)
Equity in net earnings of affiliated companies	35,246	—	—	35,246
Net income/(loss) attributable to Navios Holdings common stockholders	77,717	(125)	(36,781)	40,811
Total assets	2,478,400	435,424	—	2,913,824
Goodwill	56,240	104,096	—	160,336
Capital expenditures	(115,830)	(70,598)	(7,528)	(193,956)
Investment in affiliates	117,088	—	—	117,088
Cash and cash equivalents	130,567	40,529	—	171,096
Restricted cash	6,399	—	—	6,399
Long term debt (including current and noncurrent portion)	$1,252,889	$200,668	$—	$1,453,557

	Drybulk Vessel Operations for the Year Ended December 31, 2010	Logistics Business for the Year Ended December 31, 2010	Tanker Vessel Operations for the Year Ended December 31, 2010	Total for the Year Ended December 31, 2010
Revenue	$458,377	$187,973	$33,568	$679,918
Gain on derivatives	4,064	—	—	4,064
Interest income	2,568	297	777	3,642
Interest income from investments in finance leases	877	—	—	877
Interest expense and finance cost, net	(85,720)	(4,526)	(15,776)	(106,022)
Depreciation and amortization	(69,458)	(22,215)	(10,120)	(101,793)
Equity in net earnings of affiliated companies	40,585	—	—	40,585
Net income/(loss) attributable to Navios Holdings common stockholders	151,241	5,600	(11,084)	145,757
Total assets	2,141,770	548,382	986,615	3,676,767
Goodwill	56,239	104,096	14,722	175,057
Capital expenditures	(387,310)	(15,885)	(179,582)	(582,777)
Investment in affiliates	18,695	—	—	18,695
Cash and cash equivalents	106,846	39,204	61,360	207,410
Restricted cash (including current and noncurrent portion)	19,214	564	33,799	53,577
Long term debt (including current and noncurrent portion)	$1,239,070	$127,422	$709,418	$2,075,910

Revenue by Geographic Region

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
North America	$14,622	$20,157	$22,856
Europe	127,521	144,846	119,286
Asia	225,366	283,275	335,039
South America	247,033	234,688	193,830
Other	1,952	6,389	8,907
Total	$616,494	$689,355	$679,918

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share [Abstract]
Earnings Per Share, Basic and Diluted

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Numerator:
Net income attributable to Navios Holdings common stockholders	$175,485	$40,811	$145,757
Less:
Dividend on Preferred Stock	(1,705)	(1,696)	(2,450)
Income available to Navios Holdings common stockholders, basic	$173,780	$39,115	$143,307
Plus:
Dividend on Preferred Stock	1,705	1,696	2,450
Interest on convertible debt and amortization of convertible bond discount	—	—	1,121
Income available to Navios Holdings common stockholders, diluted	$175,485	$40,811	$146,878

Denominator:
Denominator for basic net income per share attributable to Navios Holdings stockholders — weighted average shares	101,232,720	100,926,448	100,518,880
Dilutive potential common shares	1,322,038	918,204	735,316
Convertible preferred stock and convertible debt	8,479,000	8,479,000	14,928,160
Dilutive effect of securities	9,801,038	9,397,204	15,663,476
Denominator for diluted net income per share attributable to Navios Holdings stockholders — adjusted weighted shares and assumed conversions	111,033,758	110,323,652	116,182,356
Basic net income per share attributable to Navios Holdings stockholders	$1.72	$0.39	$1.43
Diluted net income per share attributable to Navios Holdings stockholders	$1.58	$0.37	$1.26

Other Financial Information (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Financial Information [Abstract]
Other Financial information Income Statement
Income Statement for the year ended December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries		Non Guarantor Subsidiaries		Eliminations		Total
Revenue	$—		$364,364		$252,130		$—	$616,494
Time charter, voyage and logistic business expenses	—		(162,273)		(107,006)		—	(269,279)
Direct vessel expenses	—		(45,484)		(72,306)		—	(117,790)
General and administrative expenses	(12,391)		(24,003)		(14,937)		—	(51,331)
Depreciation and amortization	(2,818)		(77,281)		(28,107)		—	(108,206)
Interest income,expense and finance cost, net	(70,757)		(12,357)		(20,365)		—	(103,479)
Loss on derivatives	—		(196)		—		—	(196)
Gain on sale of assets	—		323		—		—	323
Other (expense)/income, net	(276)		169,138		(7,752)		—	161,110
(Loss) / income before equity in net earnings of affiliated companies	(86,242)		212,231		1,657		—	127,646
Income from subsidiaries	228,833		1,547		—		(230,380)	—
Equity in net earnings of affiliated companies	32,894		13,002		2,332		—	48,228
Income before taxes	175,485		226,780		3,989		(230,380)	175,874
Income taxes	—		(277)		(35)		—	(312)
Net income	175,485		226,503		3,954		(230,380)	175,562
Less: Net income attributable to the noncontrolling interest	—		—		(77)		—	(77)
Net income attributable to Navios Holdings common stockholders	$175,485		$226,503		$3,877		$(230,380)	$175,485

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	$(566)	$		$		$		$(566)
Reclassification to investments in affiliates	(6,158)		—		—		—	(6,158)
Total other comprehensive loss	(6,724)		—		—		—	(6,724)
Total comprehensive income	168,761		226,503		3,954		(230,380)	168,838
Comprehensive income attributable to noncontroling interest	—		—		(77)		—	(77)
Total other comprehensive income attributable to Navios Holdings common stockholders	$168,761		$226,503		$3,877		$(230,380)	$168,761

Income Statement for the year ended December 31, 2011	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Revenue	$—	$408,756	$280,599	$—	$689,355
Time charter, voyage and logistic business expenses	—	(163,809)	(109,503)	—	(273,312)
Direct vessel expenses	—	(40,819)	(76,450)	—	(117,269)
General and administrative expenses	(15,473)	(22,320)	(15,059)	—	(52,852)
Depreciation and amortization	(2,810)	(70,221)	(34,364)	—	(107,395)
Interest income, expense and finance cost, net	(61,376)	(15,831)	(25,854)	—	(103,061)
Loss on derivatives	—	(165)	—	—	(165)
Gain on sale of assets	—	38,787	35	—	38,822
Loss on bond extinguishment	(21,199)	—	—	—	(21,199)
Loss on change in control	(35,325)	—	—	—	(35,325)
Other income/ (expense), net	181	(2,203)	(9,547)	—	(11,569)
(Loss) / income before equity in net earnings of affiliated companies	(136,002)	132,175	9,857	—	6,030
Income from subsidiaries	155,325	9,838	—	(165,163)	—
Equity in net earnings of affiliated companies	21,488	12,451	1,307	—	35,246
Income before taxes	40,811	154,464	11,164	(165,163)	41,276
Income tax (expense)/benefit	—	(292)	348	—	56
Net income	40,811	154,172	11,512	(165,163)	41,332
Less: Net income attributable to the noncontrolling interest	—	—	(506)	—	(506)
Preferred stock dividends attributable to the noncontrolling interest	—	—	12	—	12
Preferred stock dividends of subsidiary	—	—	(27)	—	(27)
Net income attributable to Navios Holdings common stockholders	$40,811	$154,172	$10,991	$(165,163)	$40,811

Other comprehensive loss
Unrealized holdings loss on investments in available for sale	$(26,458)	$—	$—	$—	$(26,458)
Total other comprehensive loss	(26,458)	—	—	—	(26,458)
Total comprehensive income	14,353	154,172	11,497	(165,163)	14,859
Comprehensive income attributable to noncontrolling interest	—	—	(506)	—	(506)
Total comprehensive income attributable to Navios Holdings common stockholders	$14,353	$154,172	$10,991	$(165,163)	$14,353

Income Statement for the year ended December 31, 2010	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Revenue	$—	$430,714	$249,204	$—	$679,918
Time charter, voyage and logistic business expenses	—	(202,526)	(83,216)	—	(285,742)
Direct vessel expenses	—	(30,065)	(67,860)	—	(97,925)
General and administrative expenses	(15,661)	(20,801)	(22,142)	—	(58,604)
Depreciation and amortization	(2,811)	(61,763)	(37,219)	—	(101,793)
Interest income,expense and finance cost, net	(70,040)	(9,478)	(22,862)	—	(102,380)
Gain/(loss) on derivatives	5,888	(1,824)	—	—	4,064
Gain on sale of assets	—	55,379	53	—	55,432
Gain on change in control	17,742	—	—	—	17,742
Other expense	3,891	(1,352)	(8,153)	—	(5,614)
(Loss)/income before equity in net earnings of affiliated companies	(60,991)	158,284	7,805	—	105,098
Income from subsidiaries	185,446	15,221	—	(200,667)	—
Equity in net earnings of affiliated companies	21,302	18,059	1,224	—	40,585
Income before taxes	145,757	191,564	9,029	(200,667)	145,683
Income tax	—	(350)	(64)	—	(414)
Net income	145,757	191,214	8,965	(200,667)	145,269
Less: Net loss attributable to the noncontrolling interest	—	—	488	—	488
Net income attributable to Navios Holdings common stockholders	$145,757	$191,214	$9,453	$(200,667)	$145,757

Other comprehensive income
Unrealized holdings gain on investments in available for sale	$17,468	$—	$—	$—	$17,468
Total other comprehensive income	17,468	—	—	—	17,468
Total comprehensive income	163,225	191,214	8,965	(200,667)	162,737
Comprehensive loss attributable to noncontrolling interest	—	—	488	—	488
Total comprehensive income attributable to Navios Holdings common stockholders	$163,225	$191,214	$9,453	$(200,667)	$163,225

Other Financial information Balance Sheet

Balance Sheet as of December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$79,213	$133,116	$45,539	$—	$257,868
Restricted cash	14,278	10,426	—	—	24,704
Accounts receivable, net	—	56,599	29,122	—	85,721
Intercompany receivables	49,852	—	71,379	(121,231)	—
Due from affiliate companies	1,300	49,974	—	(437)	50,837
Prepaid expenses and other current assets	—	27,502	23,935	—	51,437
Total current assets	144,643	277,617	169,975	(121,668)	470,567
Vessels, port terminal and other fixed assets, net	—	1,390,455	356,038	—	1,746,493
Loan receivable from affiliate company	35,000	—	—	—	35,000
Investments in subsidiaries	1,626,699	276,042	—	(1,902,741)	—
Investment in available for sale securities	—	559	—	—	559
Investment in affiliates	187,008	442	9,841	—	197,291
Long term receivable from affiliate companies	—	57,701	—	—	57,701
Other long term assets	16,212	29,077	19,168	—	64,457
Goodwill and other intangibles	95,183	110,690	163,521	—	369,394
Total non-current assets	1,960,102	1,864,966	548,568	(1,902,741)	2,470,895
Total assets	$2,104,745	$2,142,583	$718,543	$(2,024,409)	$2,941,462

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$—	$25,440	$38,481	$—	$63,921
Accrued expenses	18,142	40,411	17,128	—	75,681
Deferred income and cash received in advance	—	12,322	3,004	—	15,326
Due to affiliate companies	—	—	437	(437)	—
Intercompany payables	—	115,335	5,896	(121,231)	—
Current portion of capital lease obligations	—	—	1,353	—	1,353
Current portion of long term debt	5,433	27,593	69	—	33,095
Total current liabilities	23,575	221,101	66,368	(121,668)	189,376
Long term debt, net of current portion	874,794	249,794	200,529	—	1,325,117
Capital lease obligations, net of current portion	—	—	23,759	—	23,759
Unfavorable lease terms	—	32,006	—	—	32,006
Other long term liabilities and deferred income	—	19,211	10,432	—	29,643
Deferred tax liability	—	—	18,522	—	18,522
Total non-current liabilities	874,794	301,011	253,242	—	1,429,047
Total liabilities	898,369	522,112	319,610	(121,668)	1,618,423
Noncontrolling interest	—	—	116,663	—	116,663
Total Navios Holdings stockholders' equity	1,206,376	1,620,471	282,270	(1,902,741)	1,206,376
Total liabilities and stockholders' equity	$2,104,745	$2,142,583	$718,543	$(2,024,409)	$2,941,462

Balance Sheet as of December 31, 2011	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$74,160	$56,406	$40,530	$—	$171,096
Restricted cash	2,597	3,802	—	—	6,399
Accounts receivable, net	—	69,536	31,850	—	101,386
Intercompany receivables	77,997	—	65,247	(143,244)	—
Due from affiliate companies	1,300	50,254	—	(2,150)	49,404
Prepaid expenses and other current assets	—	28,503	14,186	—	42,689
Total current assets	156,054	208,501	151,813	(145,394)	370,974
Deposit for vessel acquisitions	—	63,814	—	—	63,814
Vessels, port terminal and other fixed assets, net	—	1,349,622	418,324	—	1,767,946
Loan receivable from affiliate company	40,000	—	—	—	40,000
Investments in subsidiaries	1,397,866	274,494	—	(1,672,360)	—
Investment in available for sale securities	82,572	332	—	—	82,904
Investment in affiliates	107,127	233	9,728	—	117,088
Other long term assets	15,543	33,882	18,064	—	67,489
Goodwill and other intangibles	98,001	137,649	167,959	—	403,609
Total non-current assets	1,741,109	1,860,026	614,075	(1,672,360)	2,542,850
Total assets	$1,897,163	$2,068,527	$765,888	$(1,817,754)	$2,913,824

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$—	$28,529	$23,584	$—	$52,113
Accrued expenses	16,878	30,809	16,183	—	63,870
Deferred income and cash received in advance	—	23,235	5,322	—	28,557
Dividends payable	6,149	—	—	—	6,149
Intercompany payables	—	105,160	38,084	(143,244)	—
Due to affiliate companies	—	—	2,150	(2,150)	—
Current portion of capital lease obligations	—	—	31,221	—	31,221
Current portion of long term debt	7,382	54,142	8,569	—	70,093
Total current liabilities	30,409	241,875	125,113	(145,394)	252,003
Long term debt, net of current portion	807,648	352,717	223,099	—	1,383,464
Other long term liabilities and deferred income	—	35,140	3,072	—	38,212
Unfavorable lease terms	—	44,825	—	—	44,825
Deferred tax liability	—	—	19,628	—	19,628
Total non-current liabilities	807,648	432,682	245,799	—	1,486,129
Total liabilities	838,057	674,557	370,912	(145,394)	1,738,132
Noncontrolling interest	—	—	116,586	—	116,586
Total Navios Holdings stockholders' equity	1,059,106	1,393,970	278,390	(1,672,360)	1,059,106
Total liabilities and stockholders' equity	$1,897,163	$2,068,527	$765,888	$(1,817,754)	$2,913,824

Other Financial Information Cash Flow Statement
Cash flow statement for the year ended December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by operating activities	$28,203	$177,162	$28,481	$—	$233,846
Cash flows from investing activities
Cash acquired through asset acquisition	—	—	33	—	33
Acquisition of General Partner units	—	—	(1,472)	—	(1,472)
Proceeds from sale of assets	—	67,500	—	—	67,500
Loan proceeds to affiliate company	(5,000)	(6,120)	—	—	(11,120)
Acquisition of vessels	—	(38,357)	—	—	(38,357)
Loan repayment from affiliate company	10,000	—	—	—	10,000
Purchase of property, equipment and other fixed assets	—	(1,667)	(17,666)	—	(19,333)
Net cash provided by/(used in) investing activities	5,000	21,356	(19,105)	—	7,251
Cash flows from financing activities
Issuance of common stock	93	—	—	—	93
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	84,965	—	—	—	84,965
Proceeds from long term loans, net of finance costs	—	50,372	—	—	50,372
Repayment of long-term debt and payment of principal	(23,405)	(181,703)	(31,070)	—	(236,178)
Increase in restricted cash	(11,681)	(7,942)	—	—	(19,623)
Transfer to/from other group subsidiaries	(45,687)	17,465	28,222	—	—
Payments of obligations under capital leases	—	—	(1,519)	—	(1,519)
Dividends paid	(32,435)	—	—	—	(32,435)
Net cash used in financing activities	(28,150)	(121,808)	(4,367)	—	(154,325)
Net increase in cash and cash equivalents	5,053	76,710	5,009	—	86,772
Cash and cash equivalents, beginning of year	74,160	56,406	40,530	—	171,096
Cash and cash equivalents, end of year	$79,213	$133,116	$45,539	$—	$257,868

Cash flow statement for the year ended December 31, 2011	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by operating activities	$54,896	$24,979	$28,068	$(1,300)	$106,643
Cash flows from investing activities
Acquisition of General Partner units	—	—	(2,052)	—	(2,052)
Proceeds from sale of assets	—	120,000	—	—	120,000
Decrease in restricted cash	—	—	778	—	778
Acquisition of vessels	—	(51,526)	(4,533)	—	(56,059)
Deposits for vessel acquisitions	—	(63,774)	(2,995)	—	(66,769)
Purchase of property, equipment and other fixed assets	—	(530)	(70,598)	—	(71,128)
Loan repayment from affiliate company	6,000	—	—	—	6,000
Loan proceeds to affiliate company	(33,609)	—	—	—	(33,609)
Deconsolidation of Navios Acquisition	—	—	(72,425)	—	(72,425)
Net cash (used in)/provided by investing activities	(27,609)	4,170	(151,825)	—	(175,264)
Cash flows from financing activities
Issuance of common stock	415	—	—	—	415
Acquisition of noncontrolling interest	—	—	(8,638)	—	(8,638)
Decrease/(increase) in restricted cash	13,129	(12,788)	(625)	—	(284)
Proceeds from long term loans, net of finance costs	18,578	62,002	3,032	—	83,612
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	340,981	—	193,207	—	534,188
Repayment of senior notes	(300,000)	—	—	—	(300,000)
Repayment of long-term debt and payment of principal	(28,064)	(48,646)	(171,777)	—	(248,487)
Acquisition of treasury stock	(221)	—	—	—	(221)
Payments of obligations under capital leases	—	—	(1,040)	—	(1,040)
Transfer to/from other group subsidiaries	21,823	(68,000)	46,177	—	—
Dividends paid	(26,091)	—	(2,447)	1,300	(27,238)
Net cash provided by/(used in) financing activities	40,550	(67,432)	57,889	1,300	32,307
Increase/(decrease) in cash and cash equivalents	67,837	(38,283)	(65,868)	—	(36,314)
Cash and cash equivalents, beginning of year	6,323	94,689	106,398	—	207,410
Cash and cash equivalents, end of year	$74,160	$56,406	$40,530	$—	$171,096

Cash flow statement for the year ended December 31, 2010	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$136,451	$(34,282)	$86,472	$—	$188,641
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired	(140,268)	—	(35,683)	77,038	(98,913)
Receipts from investment in finance lease	—	180	—	—	180
Proceeds from sale of assets	—	484,082	—	—	484,082
Decrease in restricted cash	65,324	—	2,335	—	67,659
Acquisition of General Partner units			(6,151)		(6,151)
Acquisition of vessels	—	(91,253)	(131,520)	—	(222,773)
Deposits for vessel acquisitions	—	(252,228)	(91,015)	—	(343,243)
Purchase of property, equipment and other fixed assets	—	(876)	(15,885)	—	(16,761)
Net cash provided by/(used in) investing activities	(74,944)	139,905	(277,919)	77,038	(135,920)
Cash flows from financing activities
Issuance of common stock	415	—	—	—	415
Transfer to/from other group subsidiaries	39,894	(231,039)	191,145	—	—
Repurchase of preferred stock	(49,016)	—	—	—	(49,016)
Preferred shares issuance costs	(14)	—	(1,805)	—	(1,819)
Dividends to noncontrolling shareholders	—	—	(470)	—	(470)
Proceeds from long term loans, net of finance costs	30,448	230,569	182,159	—	443,176
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	—	—	400,000	—	400,000
Repayment of long-term debt and payment of principal	(156,925)	(36,537)	(610,935)	—	(804,397)
Proceeds from warrant exercise	—	—	74,978	(77,038)	(2,060)
Proceeds from equity offering, net of fees	—	—	33,402	—	33,402
Repurchase of convertible bond	(29,100)	—	—	—	(29,100)
Decrease/(increase) in restricted cash	20,616	(2,704)	(250)	—	17,662
Dividends paid	(27,037)	—	—	—	(27,037)
Net cash (used in)/provided by financing activities	(170,719)	(39,711)	268,224	(77,038)	(19,244)
(Decrease)/increase in cash and cash equivalents	(109,212)	65,912	76,777	—	33,477
Cash and cash equivalents, beginning of year	115,535	28,777	29,621	—	173,933
Cash and cash equivalents, end of year	$6,323	$94,689	$106,398	$—	$207,410

Description of Business (Details)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 30, 2011	May 28, 2010	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Percentage of Navios Holdings ownership in Navios Logistics			63.80%
Navios Holdings economic interest in Navios Acquisition	53.70%		53.96%
Navios Holdings voting interest in Navios Acquisition	45.00%	57.30%	45.24%

Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Aug. 07, 2007	Mar. 30, 2011	May 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Percentage of Navios Holdings ownership
General Partner Interest	2.00%
Navios Holdings voting interest in Navios Acquisition		45.00%	57.30%	45.24%
Restricted Cash Balances and Types
Scrap value of vessels per USD per LWT				$ 285
Usefull life of vessels in years				25 years
Capitalized interest during construction period				1,453,000	4,303,000	11,295,000
Assumptions used for estimating the undiscounted projected operating cash flows for vessels' impairment assessment				The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (the Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on the 10-year average historical one year time charter rates adjusted for outliers) over the remaining economic life of each vessel, net of brokerage and address commissions excluding days of scheduled off-hires, running cost based on current year actual, assuming an annual increase of 3.0% after 2014 and a utilization rate of 98.3% based on the fleet's historical performance.
Period in months for drydocking of oceangoing vessels, pushboats and barges				30 months
Period in months for special survey of oceangoing vessels				60 months
Period in months for special survey of pushboats and barges				84 months
Amortization of capitalized drydocking and special survey				7,289,000	5,364,000	3,306,000
Amortization and write offs of deferred financing costs				6,309,000	5,580,000	11,752,000
Revenue assumptions for Goodwill impairment test				The significant factors and assumptions the Company used in its discounted cash flow analysis included: EBITDA, the discount rate used to calculate the present value of future cash flows and future capital expenditures. EBITDA assumptions included revenue assumptions, general and administrative expense growth assumptions, and direct vessel expense growth assumptions. The future cash flows from the shipping operations were determined by considering the charter revenues from existing time charters for the fixed fleet days (the Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the non-fixed days (based on a combination of two year forward freight agreements and the 10-year average historical charter rates available for each type of vessel adjusted for outliers), which the Company believes is an objective approach for forecasting charter rates over an extended time horizon for long lived assets. The future cash flows from logistics operations were determined principally by combining revenues from existing contracts and estimated revenues based on the historical performance of the segment, including utilization rates and actual storage capacity.
Amortization period in years
Favorable lease terms purchase options for vessels				21,782,000
Favorable lease terms - transfers to vessels' cost					90,000
Favorable lease terms write off				9,207,000
Intangible liabilities - purchase options held by third parties				9,405,000
Unfavorable lease terms write-off				6,485,000
Duration of contracts of crew on board				9 months
Foreign currency exchange losses				217,000	383,000	20,000
Provision For Loss On Contracts				4,974,000	1,652,000
Termination of indemnities liability of employees in Greece office				686,000	603,000
Vesting period in years				3 years
Vesting date of performance condition awards				Apr 30, 2014
Date of guarantee agreement with Navios Partners				Nov 15, 2012
Par Value of preferred stock in USD				$ 0.0001	$ 0.0001
Dividend rate of preferred stock				2.00%		2.00%
Conversion features				Five years after the issuance date all Preferred Stock shall automatically convert into shares of common stock at a conversion price equal to $10.00 per preferred share. At any time following the third anniversary from their issuance date, if the closing price of the common stock has been at least $20.00 per share, for 10 consecutive business days, the remaining balance of the then-outstanding preferred shares shall automatically convert at a conversion price equal to $14.00 per share of common stock. The holders of Preferred Stock are entitled, at their option, at any time following their issuance date and prior to their final conversion date, to convert all or any such then-outstanding preferred shares into common stock at a conversion price equal to $14.00 per preferred share.
Customer relationships
Amortization period in years
Amortization period in years				20 years
Navios Holdings trade name
Amortization period in years
Amortization period in years				32 years
Navios Logistics trade name
Amortization period in years
Amortization period in years				10 years
Nos Asa
Restricted Cash Balances and Types
Balance at December 31, 2011				250,000
Amounts Held as collateral for letters of guarantee
Restricted Cash Balances and Types
Balance at December 31, 2011				590,000
Balance at December 31, 2012				590,000
Retention accounts
Restricted Cash Balances and Types
Balance at December 31, 2011				4,059,000
Balance at December 31, 2012				10,914,000
Credit facilities additional security
Restricted Cash Balances and Types
Balance at December 31, 2011				1,500,000
Balance at December 31, 2012				$ 13,200,000
Navios Partners
Percentage of Navios Holdings ownership
Equity Method Investment Ownership Percentage				25.20%
Navios Acquisition
Percentage of Navios Holdings ownership
Equity Method Investment Ownership Percentage				53.96%
Acropolis
Percentage of Navios Holdings ownership
Equity Method Investment Ownership Percentage				50.00%

Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012
Navios Maritime Holdings Inc
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Holding Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navios Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navios International Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navimax Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navios Handybulk Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Hestia Shipping Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Malta
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Anemos Maritime Holdings Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navios Shipmanagement Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Management Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
NAV Holdings Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	100.00%
Country of Incorporation	Malta
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Kleimar N.V.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company/Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Belgium
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Kleimar Ltd
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Bulkinvest S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Luxembourg
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Primavera Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Ginger Services Co.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Aquis Marine Corp.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	3/23 - 12/31
Navios Tankers Management Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Management Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	3/24 - 12/31
Astra Maritime Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Achilles Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Apollon Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Herakles Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Hios Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Ionian Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Kypros Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Meridian Shipping Enterprises Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Mercator Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Arc Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Horizon Shipping Enterprises Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Magellan Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Aegean Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Star Maritime Enterprises Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Corsair Shipping Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Rowboat Marine Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Hyperion Enterprises Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	1/1 - 1/7
Beaufiks Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Nostos Shipmanagement Corp.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Aegean Sea Maritime Inc
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Amorgos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Andros Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Antiparos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Ikaria Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Kos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Mytilene Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Skiathos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Syros Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Skopelos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Cayman Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Sifnos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Ios Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Cayman Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Thera Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Crete Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Rhodes Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Tinos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	3/18 - 5/27
Portorosa Marine Corp.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Shikhar Ventures S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Liberia
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Sizzling Ventures Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Liberia
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Rheia Associates Co.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Taharqa Spirit Corp.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Rumer Holding Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Chilali Corp.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	1/1 - 3/17
Pharos Navigation S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Pueblo Holdings Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Surf Maritime Co.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	1/1 - 5/19
Quena Shipmanagement Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Orbiter Shipping Corp.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 5/18
Statement of operations, year minus 2	1/1 - 12/31
Aramis Navigation Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
White Narcissus Marine S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Panama
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navios GP L.L.C.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Pandora Marine Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, year minus 2	1/1 - 11/14
Floral Marine Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 14/06
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Red Rose Shipping Corp.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Customized Development S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Liberia
Statement of operations
Statement of operations, year minus 2	1/1 - 11/14
Highbird Management Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Ducale Marine Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Kohylia Shipmanagement Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 5/18
Statement of operations, year minus 2	1/1 - 12/31
Vector Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	2/16 - 12/31
Faith Marine Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Liberia
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	5/19 - 12/31
Navios Maritime Finance (US) Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Delaware
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navios Maritime Finance II (US) Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Delaware
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Solange Shipping Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	5/16 - 12/31
Tulsi Shipmanagement Co.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	4/20 - 12/31
Cinthara Shipping Ltd
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	4/28 - 12/31
Rawlin Services Co.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	5/3 - 12/31
Mauve International S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	5/16 - 12/31
Mandora Shipping Ltd.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	10/17 - 12/31
Serenity Shipping Enterprises Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	2/23 - 12/31
Navios Maritime Acqusition Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Aegean Sea Maritime Holdings Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Amorgos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Andros Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Antiparos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Ikaria Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Kos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Mytilene Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Skiathos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Syros Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Skopelos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Cayman Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Sifnos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Ios Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Cayman Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Thera Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Shinyo Dream Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Hong Kong
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	9/10 - 12/31
Shinyo Kannika Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Hong Kong
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	9/10 - 12/31
Shinyo Kieran Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	British Virgin Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	9/10 - 12/31
Shinyo Loyalty Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Hong Kong
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	9/10 - 12/31
Shinyo Navigator Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Hong Kong
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	9/10 - 12/31
Shinyo Ocean Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Hong Kong
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	9/10 - 12/31
Shinyo Saowalak Limited
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	British Virgin Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	9/10 - 12/31
Crete Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Rhodes Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Tinos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	5/28 - 12/31
Folegandros Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	10/26 - 12/31
Navios Acqusition Finance (US) Inc
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	53.70%
Country of Incorporation	Delaware
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	10/05 - 12/31
Serifos Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Owning Company
Effective Ownership interest	53.70%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, previous year	1/1 - 3/30
Statement of operations, year minus 2	10/26 - 12/31
Navios South American Logistics Inc
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	63.80%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Corporacion Navios S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	63.80%
Country of Incorporation	Uruguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Nauticler S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	63.80%
Country of Incorporation	Uruguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Compania Naviera Horamar S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Vessel Operating Management Company
Effective Ownership interest	63.80%
Country of Incorporation	Argentina
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Compania De Transporte Fluvial international S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Sub-Holding Company
Effective Ownership interest	63.80%
Country of Incorporation	Uruguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Ponte Rio S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	63.80%
Country of Incorporation	Uruguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Thalassa Energy S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Barge Owning Company
Effective Ownership interest	39.90%
Country of Incorporation	Argentina
Statement of operations
Statement of operations, previous year	1/1 - 7/24
Statement of operations, year minus 2	1/1 - 12/31
Thalassa Energy S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Effective Ownership interest	63.80%
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	7/25 - 12/31
HS Tankers Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Tanker Owning Company
Effective Ownership interest	32.50%
Country of Incorporation	Panama
Statement of operations
Statement of operations, previous year	1/1 - 7/24
Statement of operations, year minus 2	1/1 - 12/31
HS Tankers Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Effective Ownership interest	63.80%
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	7/25 - 12/31
HS Navigation Inc
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Tanker Owning Company
Effective Ownership interest	32.50%
Country of Incorporation	Panama
Statement of operations
Statement of operations, previous year	1/1 - 7/24
Statement of operations, year minus 2	1/1 - 12/31
HS Navigation Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Effective Ownership interest	63.80%
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	7/25 - 12/31
HS Shipping Ltd Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Tanker Owning Company
Effective Ownership interest	39.90%
Country of Incorporation	Panama
Statement of operations
Statement of operations, previous year	1/1 - 7/24
Statement of operations, year minus 2	1/1 - 12/31
HS Shipping Ltd Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Effective Ownership interest	63.80%
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	7/25 - 12/31
HS South Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Tanker Owning Company
Effective Ownership interest	39.90%
Country of Incorporation	Panama
Statement of operations
Statement of operations, previous year	1/1 - 7/24
Statement of operations, year minus 2	1/1 - 12/31
HS South Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Effective Ownership interest	63.80%
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	7/25 - 12/31
Petrovia Internacional S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Land-Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Uruguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Mercopar S.A.C.I.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating/Barge Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Paraguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navegacion Guarani S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Barge and Pushboat Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Paraguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Hidrovia OSR S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Oil Spill Response & Salvage Services/ Tanker Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Paraguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Mercofluvial S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Barge and Pushboat Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Paraguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Petrolera San Antonio S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Port Facility Operating Company
Effective Ownership interest	63.80%
Country of Incorporation	Paraguay
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Stability Oceanways S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Barge and Pushboat Owning Operating Company
Effective Ownership interest	63.80%
Country of Incorporation	Panama
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Hidronave South American Logistics S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Pushboat Owning Company
Effective Ownership interest	32.50%
Country of Incorporation	Brazil
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	1/1 - 12/31
Navarra Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Tanker-Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	4/1 - 12/31
Pelayo Shipping Corporation
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Tanker-Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Marshall Is.
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/1 - 12/31
Statement of operations, year minus 2	4/1 - 12/31
Varena Maritime Services S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Barge and Pushboat Owning Operating Company
Effective Ownership interest	63.80%
Country of Incorporation	Panama
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	4/14 - 12/31
Navios Logistics Finance (US) Inc.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Operating Company
Effective Ownership interest	100.00%
Country of Incorporation	Delaware
Statement of operations
Statement of operations, current year	1/1 - 12/31
Statement of operations, previous year	1/16 - 12/31
Merco Parana S.A.
Nature,Ownership interest, Counry of incorporation and periods of operation
Nature of operations	Barge Owning Company
Effective Ownership interest	63.80%
Country of Incorporation	Argentina
Statement of operations
Statement of operations, current year	7/1 - 12/31

Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2012
Vessels | Maximum
Useful life
Useful Life	25 years
Vessels | Minimum
Useful life
Useful Life	25 years
Port facilities and transfer station | Maximum
Useful life
Useful Life	40 years
Port facilities and transfer station | Minimum
Useful life
Useful Life	3 years
Tanker vessels, barges and pushboats | Maximum
Useful life
Useful Life	44 years
Tanker vessels, barges and pushboats | Minimum
Useful life
Useful Life	15 years
Furniture, fixture and equipment | Maximum
Useful life
Useful Life	10 years
Furniture, fixture and equipment | Minimum
Useful life
Useful Life	3 years
Computer equipment and software | Maximum
Useful life
Useful Life	5 years
Computer equipment and software | Minimum
Useful life
Useful Life	0 years
Leasehold improvements | Maximum
Useful life
Useful Life	6 years
Leasehold improvements | Minimum
Useful life
Useful Life	0 years

Summary of Significant Accounting Policies (Details 4)	12 Months Ended
Dec. 31, 2012
Trade Name
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	21 years
Favorable lease terms
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	6 years 7 months
Unfavorable lease terms
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	4 years 8 months
Port terminal operating rights
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	30 years
Customer relationships
Acquired Finite Lived Intangible Assets
Weighted average amortization periods	20 years

Acquisitions/Deconsolidation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Mar. 30, 2011	May 28, 2010	Nov. 04, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 10, 2010	Jun. 17, 2010
Acquisitions/Deconsolidation [Abstract]
(Loss)/gain on change in control					$ (35,325)	$ 17,742
Total net assets acquired excluding Goodwill		142,645
Navios Acquisition noncontrolling interest at fair value		60,556
Total net assets including Goodwill		155,788
Goodwill from Navios Acquisition consolidation		13,143
Percentage of identifiable assets and liabilities recognized at fair value		100.00%
Percentage of Noncontrolling interest recognized on consolidation of Navios Acquisition		42.70%
Navios Holdings investment in Navios Acquisition	103,250	95,232
Vlcc Vessels Acquired Number							7
Shares Issued As Consideration Vlcc Acquisition							1,894,918
Vlcc Acquisition Cash Consideration							134,270
Vlcc Acquisition Shares Consideration Value							9,513
Vlcc Acquisition Net Assets Acquired							142,204
Vlcc Acquisition Goodwill Recognized							1,579
Navios Acquisition shares returned to Navios Acquistion and cancelled			217,159
Vlcc Acquisition Total Transaction Costs						8,019
Fair Value of preferred shares issued for transaction costs						5,619
Preferred shares issued as compensation for consulting services						3,000
Number of Common stock of Navios Acquisition exchanged for Navios Acquisition nonvoting Series C preferred stock by Navios Holdings	7,676,000
Fair Value Of The Share Exchange	30,474
Navios Holdings economic interest in Navios Acquisition	53.70%			53.96%
Navios Holdings voting interest in Navios Acquisition	45.00%	57.30%		45.24%
Release of cash contingent consideration for Navios Logistics								2,500
Release of contingent consideration in shares for Navios Logistics								504
Navios Logistics Release Escrow Shares						$ 10,869

Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash And Cash Equivalents [Abstract]
Time Deposits	$ 196,585	$ 98,861
Money market funds		$ 1,468

Cash and Cash Equivalents (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash And Cash Equivalents [Abstract]
Cash on hand and at banks	$ 61,283	$ 70,767
Short-term deposits and highly liquid funds	196,585	100,329
Cash and cash equivalents	$ 257,868	$ 171,096	$ 207,410	$ 173,933

Accounts Receivables, Net (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Concentration of credit risk with respect to accounts receivable	None of the customers accounted of Company's revenue for more than 10%	None of the customers accounted of Company's revenue for more than 10%	None of the customers accounted of Company's revenue for more than 10%

Accounts Receivables, Net (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 111,657	$ 110,260
Less: provision for doubtful receivables	(25,936)	(8,874)	(8,635)
Accounts receivable, net	$ 85,721	$ 101,386

Accounts Receivables, Net (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Balance at Beginning of period	$ (8,874)	$ (8,635)	$ (10,580)
Provision for losses on accounts receivable	(17,136)	(239)	(4,660)
Amount Utilized	74		6,605
Balance at End of Period	$ (25,936)	$ (8,874)	$ (8,635)

Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid voyage costs	$ 6,414	$ 6,950
Claim receivable	3,953	7,525
Advances to agents	669	57
Short-term derivative assets	1,275	1,279
Prepaid taxes	2,978	2,361
Other	4,593	2,782
Prepaid expenses and other current assets	$ 19,882	$ 20,954

Vessels, Port Terminals and Other Fixed Assets (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Cash consideration received	$ 372,000
Total consideration received from sale	417,000
Consideration in shares (number of shares)	2,470,505
Preferred stock issued number of shares			13,410
Capital lease payments	1,519	1,040
Transportation and other related costs attributable to acquired barges and pushboats	17,635
Date of restructuring of capital lease	May 9, 2012
Navios Hyperion
Property Plant And Equipment [Line Items]
Date of disposal	Jan 8, 2010
Year Built	2,004
Cash consideration received	63,000		63,000
66 Dry Barges
Property Plant And Equipment [Line Items]
Total consideration for acquisition	19,836
Floating Drydock Facility
Property Plant And Equipment [Line Items]
Total consideration for acquisition	4,304
Silo in Nueva Palmira Uruguay
Property Plant And Equipment [Line Items]
Total consideration for acquisition	9,736
Stavroula
Property Plant And Equipment [Line Items]
Purchase price obligation capital lease	9,850
San San H
Property Plant And Equipment [Line Items]
Purchase price obligation capital lease	9,800
Navios Fulvia/Navios Melodia
Property Plant And Equipment [Line Items]
Date of disposal	Nov 15, 2010
Year Built	2,010
Cash consideration received	162,000
Total consideration received from sale	176,971
Consideration in shares (number of shares)	788,370
Navios Aurora II
Property Plant And Equipment [Line Items]
Date of disposal	Mar 18, 2010
Year Built	2,009
Cash consideration received	90,000		90,000
Total consideration received from sale	110,000
Consideration in shares (number of shares)	1,174,219
Shares consideration received value			20,326
Navios Pollux
Property Plant And Equipment [Line Items]
Date of disposal	May 21, 2010
Year Built	2,009
Cash consideration received	110,000		110,000
Navios Luz/Navios Orbiter
Property Plant And Equipment [Line Items]
Date of disposal	May 19, 2011
Cash consideration received	120,000
Total consideration received from sale	130,000
Consideration in shares (number of shares)	507,916
Shares consideration received value	10,000
Navios Luz
Property Plant And Equipment [Line Items]
Date of delivery	Nov 17, 2010
Year Built	2,010
Cash consideration received		71,975
Total consideration for acquisition	54,501
Shares consideration received value		6,000
Vessel capacity in DWT	179,144
Acquisition price cash	563
Amount financed through loan	37,500
Preferred stock issued number of shares			3,551
Navios Orbiter
Property Plant And Equipment [Line Items]
Year Built	2,004
Cash consideration received		47,984
Shares consideration received value		4,000
Navios Antares
Property Plant And Equipment [Line Items]
Date of delivery	Jan 20, 2010
Year Built	2,010
Total consideration for acquisition	115,747
Vessel capacity in DWT	169,059
Acquisition price cash	30,847
Acquisition price shares	10,000
Amount financed through loan	64,350
Preferred stock issued number of shares			1,780
Navios Vector
Property Plant And Equipment [Line Items]
Date of delivery	Apr 28, 2010
Total consideration for acquisition	30,000
Vessel capacity in DWT	50,296
Restricted cash released for acquisition	17,982
Navios Melodia
Property Plant And Equipment [Line Items]
Date of delivery	Sep 20, 2010
Year Built	2,010
Cash consideration received			72,100
Total consideration for acquisition	69,065
Shares consideration received value			6,687
Vessel capacity in DWT	179,132
Acquisition price cash	19,657
Amount financed through loan	36,987
Preferred stock issued number of shares			2,500
Navios Fulvia
Property Plant And Equipment [Line Items]
Date of delivery	Oct 1, 2010
Year Built	2,010
Cash consideration received			89,900
Total consideration for acquisition	67,511
Shares consideration received value			8,284
Vessel capacity in DWT	179,263
Acquisition price cash	14,254
Amount financed through loan	36,987
Preferred stock issued number of shares			3,740
Navios Buena Ventura
Property Plant And Equipment [Line Items]
Date of disposal	Jun 15, 2012
Date of delivery	Oct 29, 2010
Year Built	2,010
Cash consideration received	67,500
Total consideration for acquisition	71,209
Vessel capacity in DWT	179,132
Acquisition price cash	19,089
Restricted cash released for acquisition	39,000
Amount financed through loan	39,000
Preferred stock issued number of shares			2,500
Navios Etoile
Property Plant And Equipment [Line Items]
Date of delivery	Dec 3, 2010
Year Built	2,010
Total consideration for acquisition	66,163
Vessel capacity in DWT	179,234
Acquisition price cash	22,781
Amount financed through loan	37,500
Preferred stock issued number of shares			1,238
Navios Bonheur
Property Plant And Equipment [Line Items]
Date of delivery	Dec 17, 2010
Year Built	2,010
Total consideration for acquisition	68,883
Vessel capacity in DWT	179,259
Acquisition price cash	691
Amount financed through loan	56,790
Preferred stock issued number of shares			2,500
Navios Altamira
Property Plant And Equipment [Line Items]
Date of delivery	Jan 28, 2011
Year Built	2,010
Total consideration for acquisition	55,427
Vessel capacity in DWT	179,165
Acquisition price cash	15,427
Amount financed through loan	40,000
Navios Azimuth
Property Plant And Equipment [Line Items]
Date of delivery	Feb 14, 2011
Year Built	2,011
Total consideration for acquisition	55,672
Vessel capacity in DWT	179,169
Acquisition price cash	14,201
Amount financed through loan	40,000
Preferred stock issued number of shares			300
Navios Astra
Property Plant And Equipment [Line Items]
Date of delivery	Feb 21, 2011
Total consideration for acquisition	22,775
Vessel capacity in DWT	53,468
Amount financed through loan	18,850
Date of loan drawdown	May 20, 2011
Unamortized portion of favorable lease term	1,513
Navios Avior
Property Plant And Equipment [Line Items]
Date of delivery	May 14, 2012
Year Built	2,012
Total consideration for acquisition	39,094
Vessel capacity in DWT	81,355
Acquisition price cash	18,210
Amount financed through loan	20,884
Navios Centaurus
Property Plant And Equipment [Line Items]
Date of delivery	Mar 30, 2012
Year Built	2,012
Total consideration for acquisition	37,095
Vessel capacity in DWT	81,472
Acquisition price cash	15,645
Amount financed through loan	21,450
Nueva Palmira Uruguay Dry Port Terminal
Property Plant And Equipment [Line Items]
Date of delivery	May 16, 2011
Total consideration for acquisition	3,891
Pushboats William Hank and Lonny Fugate
Property Plant And Equipment [Line Items]
Total consideration for acquisition	10,819
WW Dyer
Property Plant And Equipment [Line Items]
Total consideration for acquisition	6,360
Navios Serenity
Property Plant And Equipment [Line Items]
Date of delivery	Mar 26, 2012
Year Built	2,011
Total consideration for acquisition	26,117
Vessel capacity in DWT	34,690
Amount financed through loan	26,000
Conveyor Belt
Property Plant And Equipment [Line Items]
Total consideration for acquisition	7,548
Liquid port in Paraguay
Property Plant And Equipment [Line Items]
Construction cost	891	597
Capacity in cubic meters	45,660
Four new tank barges
Property Plant And Equipment [Line Items]
Cost per tank barge	1,900
Payments for tank barges under construction	780
Acquisition of one pushboat and three liquid barges
Property Plant And Equipment [Line Items]
Total consideration for acquisition	13,443
Acquisition price cash	630
Payment terms for assets acquisition	one initial payment and seven semiannual installments with the final installment payable on June 30, 2016.
Outstanding balance payable	12,813
Acquisition of three liquid barges from Merco Parana S.A.
Property Plant And Equipment [Line Items]
Total consideration for acquisition	2,493
Acquisition price cash	1,980
Payment terms for assets acquisition	installments with the final installment payable on March 29, 2013
Outstanding balance payable	$ 513
Percentage of common stock acquired	100.00%

Vessels, Port Terminals and Other Fixed Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Balance	$ 1,767,946	$ 2,249,677	$ 1,577,741
Additions	50,242	149,300	1,050,104
Disposals	(67,105)	(76,796)	(378,168)
Navios Acquisition Deconsolidation		(554,235)
Restructure of capital lease	(4,590)
Balance	1,746,493	1,767,946	2,249,677
Cost
Property Plant And Equipment [Line Items]
Balance	2,026,227	2,439,996	1,695,840
Additions	137,050	238,362	1,130,956
Disposals	(71,246)	(81,606)	(386,800)
Navios Acquisition Deconsolidation		(570,525)
Restructure of capital lease	(4,590)
Balance	2,087,441	2,026,227	2,439,996
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(258,281)	(190,319)	(118,099)
Additions	(86,808)	(89,062)	(80,852)
Disposals	4,141	4,810	8,632
Navios Acquisition Deconsolidation		16,290
Balance	(340,948)	(258,281)	(190,319)
Vessels
Property Plant And Equipment [Line Items]
Balance	1,415,225	1,421,301	1,309,744
Additions	38,569	70,671	489,653
Disposals	(67,068)	(76,747)	(378,096)
Balance	1,386,726	1,415,225	1,421,301
Vessels | Cost
Property Plant And Equipment [Line Items]
Balance	1,600,803	1,548,383	1,390,720
Additions	102,306	133,874	544,234
Disposals	(71,209)	(81,454)	(386,571)
Balance	1,631,900	1,600,803	1,548,383
Vessels | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(185,578)	(127,082)	(80,976)
Additions	(63,737)	(63,203)	(54,581)
Disposals	4,141	4,707	8,475
Balance	(245,174)	(185,578)	(127,082)
Port Terminals
Property Plant And Equipment [Line Items]
Balance	62,870	56,227	53,569
Additions	9,119	6,692	2,658
Disposals		(49)
Balance	71,989	62,870	56,227
Port Terminals | Cost
Property Plant And Equipment [Line Items]
Balance	74,336	65,258	60,129
Additions	11,904	9,230	5,129
Disposals		(152)
Balance	86,240	74,336	65,258
Port Terminals | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(11,466)	(9,031)	(6,560)
Additions	(2,785)	(2,538)	(2,471)
Disposals		103
Balance	(14,251)	(11,466)	(9,031)
Tanker vessels, barges and pushboats (Navios Logistics)
Property Plant And Equipment [Line Items]
Balance	282,975	236,200	209,653
Additions	625	46,775	26,567
Disposals			(20)
Restructure of capital lease	(4,590)
Balance	279,010	282,975	236,200
Tanker vessels, barges and pushboats (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	340,990	278,837	238,451
Additions	20,008	62,153	40,453
Disposals			(67)
Restructure of capital lease	(4,590)
Balance	356,408	340,990	278,837
Tanker vessels, barges and pushboats (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(58,015)	(42,637)	(28,798)
Additions	(19,383)	(15,378)	(13,886)
Disposals			47
Balance	(77,398)	(58,015)	(42,637)
Tanker vessels (Navios Acquisition)
Property Plant And Equipment [Line Items]
Balance		529,659
Additions		24,576
Vessels delivered from initial acquistion			117,227
VLCC Acquisition			412,432
Navios Acquisition Deconsolidation		(554,235)
Balance			529,659
Tanker vessels (Navios Acquisition) | Cost
Property Plant And Equipment [Line Items]
Balance		538,751
Additions		31,774
Vessels delivered from initial acquistion			119,251
VLCC Acquisition			419,500
Navios Acquisition Deconsolidation		(570,525)
Balance			538,751
Tanker vessels (Navios Acquisition) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance		(9,092)
Additions		(7,198)
Vessels delivered from initial acquistion			(2,024)
VLCC Acquisition			(7,068)
Navios Acquisition Deconsolidation		16,290
Balance			(9,092)
Other fixed assets
Property Plant And Equipment [Line Items]
Balance	6,876	6,290	4,775
Additions	1,929	586	1,567
Disposals	(37)		(52)
Balance	8,768	6,876	6,290
Other fixed assets | Cost
Property Plant And Equipment [Line Items]
Balance	10,098	8,767	6,540
Additions	2,832	1,331	2,389
Disposals	(37)		(162)
Balance	12,893	10,098	8,767
Other fixed assets | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(3,222)	(2,477)	(1,765)
Additions	(903)	(745)	(822)
Disposals			110
Balance	$ (4,125)	$ (3,222)	$ (2,477)

Intangible Assets Other Than Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Other Than Goodwill [Abstract]
Favorable lease terms purchase options for vessels	$ 21,782
Favorable lease terms transfers to vessels cost		90
Intangible liabilities purchase options held by third parties	9,405
Favorable lease terms write off	9,207
Unfavorable Lease Terms Write Off	6,485
Write off of fully amortized favorable lease terms	14,470
Navios Astra [Member]
Property Plant And Equipment [Line Items]
Vessel Capacity	53,468
Delivery Date	Feb 21, 2011
Unamortized Portion Of Favorable Lease Term	$ 1,513

Intangible Assets Other Than Goodwill (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	$ 262,499	$ 280,101
Accumulated Amortization	(82,725)	(80,140)
Transfer To vessel cost/Write off	(2,722)	(1,513)
Net Book Value	177,052	198,448
Trade Name
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	100,420	100,420
Accumulated Amortization	(25,885)	(22,025)
Net Book Value	74,535	78,395
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	34,060	34,060
Accumulated Amortization	(6,462)	(5,533)
Net Book Value	27,598	28,527
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	35,490	35,490
Accumulated Amortization	(8,872)	(7,098)
Net Book Value	26,618	28,392
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	220,042	237,644
Accumulated Amortization	(130,528)	(128,172)
Transfer To vessel cost/Write off	(9,207)	(1,513)
Net Book Value	80,307	107,959
Total Intangible Assets
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	390,012	407,614
Accumulated Amortization	(171,747)	(162,828)
Transfer To vessel cost/Write off	(9,207)	(1,513)
Net Book Value	209,058	243,273
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	(127,513)	(127,513)
Accumulated Amortization	89,022	82,688
Transfer To vessel cost/Write off	6,485
Net Book Value	$ (32,006)	$ (44,825)

Intangible Assets Other Than Goodwill (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write offs	$ (21,398)	$ (18,333)	$ (19,894)
Trade Name
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write offs	(3,860)	(3,853)	(3,852)
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write offs	(930)	(927)	(927)
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write offs	(1,775)	(1,775)	(1,774)
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write offs	(27,652)	(18,388)	(21,488)
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write offs	$ 12,819	$ 6,610	$ 8,147

Intangible Assets Other Than Goodwill (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Period of maturity
Within one year	$ 14,501
Year Two	14,164
Year Three	14,411
Year Four	15,706
Year Five	12,307
Thereafter	93,586
Total	164,675
Trade Name
Period of maturity
Within one year	3,853
Year Two	3,853
Year Three	3,853
Year Four	3,860
Year Five	3,853
Thereafter	55,263
Total	74,535
Favorable lease terms
Period of maturity
Within one year	12,876
Year Two	12,539
Year Three	11,398
Year Four	11,324
Year Five	7,022
Thereafter	3,366
Total	58,525
Unfavorable lease terms
Period of maturity
Within one year	(4,933)
Year Two	(4,933)
Year Three	(3,545)
Year Four	(2,183)
Year Five	(1,273)
Thereafter	(5,734)
Total	(22,601)
Port terminal operating rights
Period of maturity
Within one year	930
Year Two	930
Year Three	930
Year Four	930
Year Five	930
Thereafter	22,948
Total	27,598
Customer relationships
Period of maturity
Within one year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	17,743
Total	$ 26,618

Investment in Affiliates (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended			12 Months Ended
	Aug. 07, 2007	Mar. 30, 2011	May 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Navios Partners	Dec. 31, 2011 Navios Partners	Dec. 31, 2012 Navios Acquisition	Dec. 31, 2011 Navios Acquisition	Dec. 31, 2012 Acropolis	Dec. 31, 2011 Acropolis	Dec. 31, 2010 Acropolis
Investment In Affiliates [Abstract]
Reclassification of investments in available for sale securities to investments in affiliates				$ 82,572
Reclassification of accumulated other comprehensive income to investments in affiliates				6,158
General Partner Interest	2.00%
Navios Holdings economic interest in Navios Acquisition		53.70%		53.96%
Navios Holdings voting interest in Navios Acquisition		45.00%	57.30%	45.24%
Date of deconsolidation of Navios Acquisition				Mar 30, 2011
Schedule Of Equity Method Investments [Line Items]
Investments carrying amount under equity method				197,291	117,088	18,695	103,953	17,688	92,896	99,168	420	210
Investments carrying amount available for sale				559	82,904			82,572
Dividends received							27,916	25,640	5,202	5,202	140	602	966
Number of shares of common units that the outstanding subordinated units coverted into				7,621,843			7,621,843
Number of shares of common units that the outstanding subordinated Series A units coverted into							1,000,000
Conversion Date Subordinated To Common Units Navios Partners				Jan 1, 2012			Jan 1, 2012
Date of conversion of subordinated Series A units							Jun 29, 2012
Number of common units held							14,223,763
Percentage of common units held							23.20%
Navios Holdings interest in Acropolis Chartering Shipping Inc							25.20%				50.00%
Navios Holdings percentage to Acropolis distribution											35.00%
Gain on issuance of shares by equity method investee							9,497
Difference between carrying amount of investment and underlying equity in net assets of equity method investee							$ 51,528		$ 17,450

Investment in Affiliates (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Navios Partners
Balance Sheet
Current Assets	$ 70,033	$ 63,558
Non-current assets	884,919	846,366
Current liabilities	60,276	56,705
Non-current liabilities	275,982	293,580
Income Statement
Revenue	205,435	186,935	143,231
Net Income/(loss)	95,898	65,335	60,511
Navios Acquisition
Balance Sheet
Current Assets	71,795	78,907
Non-current assets	1,298,849	1,116,562
Current liabilities	67,828	77,729
Non-current liabilities	1,071,512	878,891
Income Statement
Revenue	151,097	121,925
Net Income/(loss)	(3,284)	(3,378)
Acropolis
Balance Sheet
Current Assets	1,548	706
Non-current assets	25	26
Current liabilities	235	231
Income Statement
Revenue	2,262	2,686	2,934
Net Income/(loss)	$ 1,237	$ 1,401	$ 1,720

Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expense [Abstract]
Payroll	$ 10,408	$ 9,353
Accrued interest	22,714	25,098
Accrued voyage expenses	16,709	11,347
Accrued running costs	6,515	4,637
Provision for losses on voyage in progress	4,974	1,652
Audit fees and related services	565	575
Accrued taxes	5,929	4,476
Professional fees	961	1,183
Other accrued expenses	6,906	5,549
Total accrued expenses	$ 75,681	$ 63,870

Borrowings (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 25, 2011	Dec. 31, 2011	Dec. 31, 2012 Loan Facility HSH Nordbank and Commerzbank A.G.	Dec. 31, 2012 Revolver Facility HSH Nordbank and Commerzbank A.G.	Dec. 31, 2012 Commerzbank A.G.	Dec. 31, 2012 Dekabank Deutsche Girozentrale	Dec. 31, 2012 Loan Facility Emporiki Bank ($130,000)	Dec. 31, 2012 Loan Facility Emporiki Bank ($75,000)	Dec. 31, 2012 Loan Facility Emporiki Bank ($40,000)	Dec. 31, 2012 Loan Facility Emporiki Bank ($23,000)	Dec. 31, 2012 Loan Facility Emporiki Bank ($23,000)	Dec. 31, 2012 DNB NOR Bank ($40,000)	Dec. 31, 2012 DNB NOR Bank ($66,500)	Dec. 31, 2012 Loan Facility DVB Bank SE ($42,000)	Dec. 31, 2012 Loan facility Cyprus Popular Bank Public Co. Ltd Bank	Dec. 31, 2012 Unsecured bond	Dec. 31, 2012 Senior notes	Dec. 31, 2012 Ship mortgage notes	Dec. 31, 2012 Senior Notes due 2014	Dec. 31, 2012 Navios Logistics Senior Notes	Dec. 31, 2012 Navios Logistics Cyprus Popular Bank Public Co Ltd Facility	Dec. 31, 2012 Navios Logistics Other Indebtedness
Borrowings [Abstact]
Navios Logistics acquisition of noncontrolling interest (including transaction expenses) (Note 23)	$ 8,638	$ (8,638)
Navios Logistics - acquisition of noncntrolling interest, net of transaction expenses	8,500
Indebtedness repaid upon acquisition of Navios Logistics noncontrolling interest in joint ventures	53,155
Debt Instrument [Line Items]
Issuance date/Date of agreement			Feb 1, 2007		Jun 1, 2009	Feb 1, 2009	Dec 1, 2007	Aug 1, 2009	Sep 1, 2010	Aug 1, 2011	Dec 1, 2011	Aug 1, 2010	Jun 1, 2008	Mar 23, 2012	Mar 1, 2009	Jul 1, 2009	Jan 28, 2011	Nov 1, 2009	Dec 1, 2006	Apr 12, 2011	Mar 20, 2012	Oct 29, 2009
Initial Facility Amount			280,000	120,000	240,000	120,000	154,000	75,000	40,000	23,000	23,000	40,000	133,000	42,000	110,000	20,000		400,000	300,000		40,000	817
Number Of Loan Tranches					4								2	2
Loan Amount Per Tranche					60,000
Balance of undrawn amount															30,000
Interest Rate			LIBOR + range from 115 basis points to 175 basis points		LIBOR + 2.25%	LIBOR + 1.9%	LIBOR + 1.75%	LIBOR + 1.75%	LIBOR + 2.75%	LIBOR + 2.75%	LIBOR + 3.25%	LIBOR + 2.75%	LIBOR + 2.25%	First tranche: LIBOR + 2.85%, Second tranche: LIBOR + 3.60%	LIBOR + 2.75%	FIXED 6.00%	FIXED 8.125%	FIXED 8.875%	FIXED 9.5%	FIXED 9.25%	LIBOR + 3.00%	FIXED 6%
Maturity date			Oct 31, 2014													Jul 1, 2012	Feb 15, 2019	Nov 1, 2017	Dec 15, 2014	Apr 15, 2019		Aug 10, 2021
Vessels Mortgaged Number																		17
Loss on bond extinguishment		21,199																	21,199
Ship Mortgage Notes add on amount																		88,000
Ship Mortgage Notes Add On Issuance Date																		Jul 1, 2012
Accelerated Amortization Unamortized Deferred Finance Costs																			5,573
Cash Payment Transaction Fees																			15,626
Repayment/Redemption terms			one quarterly installment of $529 and seven quarterly installments of $1,129 with a final balloon payment of $33,227 on the last payment date	one quarterly installment of $846 and seven quarterly installments of $224 with a final balloon payment of $2,014 on the last payment date	the third tranche of the facility is repayable in one quarterly installment of $257 and 25 quarterly installments of $882, with a final balloon payment of $13,815 on the last payment date; and the fourth tranche of the facility is repayable in one quarterly installment of $210 and 31 quarterly installments of $835, with a final balloon payment of $9,489 on the last payment date		one installment of $5,139, followed by three semi-annual installments of $1,716 and ten semi-annual installments of $1,144 with a final balloon payment of $8,581 on the last payment date	16 semi-annual installments of $1,375 with a final payment of $10,000 on the last repayment date	one installment of $5,382 and 16 semi-annual equal installments of $1,206 with a final balloon payment of $8,022 on the last payment date	19 semi-annual equal installments of $681, with a final balloon payment of $7,264 on the last payment date	19 semi-annual equal installments of $700 after the drawdown date, with a final balloon payment of $7,450 on the last payment date	17 equal quarterly installments of $552, with a final balloon payment of $21,010 on the last payment date		The first tranche is repayable in 29 quarterly installments of $362, with a final balloon payment of $14,400 on the last repayment date and the second tranche is repayable in 30 quarterly installments of $269, with a final balloon payment of $6,357 on the last repayment date			The 2019 Co-Issuers have the option to redeem the notes in whole or in part, at any time (i) before February 15, 2015, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after February 15, 2015, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in 2017, plus accrued and unpaid interest, if any. At any time before February 15, 2014, the 2019 Co-Issuers may redeem up to 35% of the aggregate principal amount of the notes with the net proceeds of an equity offering at 108.125% of the principal amount of the notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.	the Mortgage Notes Co-Issuers have the option to redeem the ship mortgage notes in whole or in part, at any time (1) before November 1, 2013, at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points, and (2) on or after November 1, 2013, at a fixed price of 104.438%, which price declines ratably until it reaches par in 2015.Furthermore, upon occurrence of certain change of control events, the holders of the ship mortgage notes may require the Mortgage Notes Co-Issuers to repurchase some or all of the notes at 101% of their face amount.		The Logistics Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the Logistics Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the Logistics Senior Notes will have the right to require the Logistics Co- Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.	Repayable 12 months after drawndown with extension options	equal monthly installments of $6 each
Exchange Offer Completion Date																		Oct 4, 2012
Facility First Amendment Date							Jul 1, 2009								Sep 7, 2010
Facility Tranche Amount Cancelled Upon First Amendment													66,500
Borrowing Limit After First Amendment							130,000								30,000
Navios Astra Amount Drawn															18,850
Navios Astra Drawndown Date															May 10, 2011
Date Of Loan Full Repayment						Jul 9, 2012							Jul 10, 2012		Apr 20, 2012	Jul 24, 2012
Date of repayment of loan associated to Navios Buena Ventura						Jun 15, 2012
Covenant description				Event of default if Chairman and CEO beneficially owns less than 20% of the issued stock
Date of cancellation of two tranches					Oct 1, 2010
Amount Repaid First Tranche					53,600
Amount Repaid Second Tranche					54,500
First Tranche Borrowing Capacity														26,000
Second Tranche Borrowing Capacity														16,000
Amount Drawn Second Tranche														$ 14,950

Borrowings (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total borrowings	$ 1,362,071	$ 1,458,019
Less: unamortized discount	(3,859)	(4,462)
Less: current portion	(33,095)	(70,093)
Total long-term borrowings	1,325,117	1,383,464
Loan Facility HSH Nordbank and Commerzbank A.G.
Debt Instrument [Line Items]
Total borrowings	41,659	43,773
Revolver Facility HSH Nordbank and Commerzbank A.G.
Debt Instrument [Line Items]
Total borrowings	4,428	7,810
Commerzbank A.G.
Debt Instrument [Line Items]
Total borrowings	71,706	104,626
Dekabank Deutsche Girozentrale
Debt Instrument [Line Items]
Total borrowings		75,000
Loan Facility Emporiki Bank ($130,000)
Debt Instrument [Line Items]
Total borrowings	30,308	43,948
Loan Facility Emporiki Bank ($75,000)
Debt Instrument [Line Items]
Total borrowings	32,000	34,750
Loan Facility Emporiki Bank ($40,000)
Debt Instrument [Line Items]
Total borrowings	32,700	38,500
Loan Facility Emporiki Bank ($23,000)
Debt Instrument [Line Items]
Total borrowings	20,203	20,884
Loan Facility Emporiki Bank ($23,000)
Debt Instrument [Line Items]
Total borrowings	20,750	10,170
DNB NOR Bank ($40,000)
Debt Instrument [Line Items]
Total borrowings	30,394	37,082
DNB NOR Bank ($66,500)
Debt Instrument [Line Items]
Total borrowings		52,900
Loan Facility DVB Bank SE ($42,000)
Debt Instrument [Line Items]
Total borrowings	39,325
Loan facility Cyprus Popular Bank Public Co. Ltd Bank
Debt Instrument [Line Items]
Total borrowings		17,908
Unsecured bond
Debt Instrument [Line Items]
Total borrowings		20,000
Senior notes
Debt Instrument [Line Items]
Total borrowings	350,000	350,000
Ship mortgage notes
Debt Instrument [Line Items]
Total borrowings	488,000	400,000
Total Navios Holdings loans
Debt Instrument [Line Items]
Total borrowings	1,161,473	1,257,351
Senior Notes
Debt Instrument [Line Items]
Total borrowings	200,000	200,000
Other long-term loans
Debt Instrument [Line Items]
Total borrowings	598	668
Total Navios Logistics Loans
Debt Instrument [Line Items]
Total borrowings	$ 200,598	$ 200,668

Borrowings (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Borrowings [Abstact]
2013	$ 33,095
2014	63,683
2015	22,457
2016	21,885
2017	529,230
2018 and thereafter	691,721
Total	$ 1,362,071	$ 1,458,019

Derivatives and Fair Value of Financial Instruments (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 28, 2010
Derivatives And Fair Value Of Financial Instruments
(Loss)/gain on change in control		$ (35,325)	$ 17,742
Navios Acquisition noncontrolling interest at fair value share price				$ 6.56
Navios Acquisition noncontrolling interest at fair value				60,556
Net unrealized gains/(losses) FFAs	(124)	289	(19,903)
Net losses from FFAs	196	165	1,802
Unrealized gain on warrants			$ 5,888

Derivatives and Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Book Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 257,868	$ 171,096
Restricted cash	24,704	6,399
Accounts receivable, net	85,721	101,386
Investments in available for sale securities	559	82,904
Forward Freight Agreements, net	1,275	1,279
Loan receivable from affiliated company	35,000	40,000
Due from affiliated companies long term	57,701
Accounts payable	(63,921)	(52,113)
Capital lease obligations, including current portion	(25,112)	(31,221)
Senior and ship mortgage notes, net of discount	(1,034,141)	(945,538)
Long term debt, including current portion	(324,071)	(508,019)
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	257,868	171,096
Restricted cash	24,704	6,399
Accounts receivable, net	85,721	101,386
Investments in available for sale securities	559	82,904
Forward Freight Agreements, net	1,275	1,279
Loan receivable from affiliated company	35,000	40,000
Due from affiliated companies long term	57,701
Accounts payable	(63,921)	(52,113)
Capital lease obligations, including current portion	(25,112)	(31,221)
Senior and ship mortgage notes, net of discount	(973,940)	(841,500)
Long term debt, including current portion	$ (324,071)	$ (508,019)

Derivatives and Fair Value of Financial Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Forward Freight Agreements, net	$ 1,275	$ 1,279
Investments in available for sale securities	559	82,904
Total	1,834	84,183
Total
Assets
Forward Freight Agreements, net	1,275	1,279
Investments in available for sale securities	559	82,904
Total	$ 1,834	$ 84,183

Derivatives and Fair Value of Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 257,868
Restricted cash	24,704
Senior and ship mortgage notes, net of discount	(973,940)
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Capital lease obligations, including current portion	(25,112)
Long term debt, including current portion	(324,071)
Loan receivable from affiliated company	35,000
Due from affiliated companies long term	57,701
Total
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	257,868
Restricted cash	24,704
Senior and ship mortgage notes, net of discount	(973,940)
Capital lease obligations, including current portion	(25,112)
Long term debt, including current portion	(324,071)
Loan receivable from affiliated company	35,000
Due from affiliated companies long term	$ 57,701

Employee Benefit Plans (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Navios Holdings' contributions to the employee saving plan	$ 119	$ 108	$ 122
Discretionary contribution	15	15	18
Performance Conditions Awards Vesting Date	Apr 30, 2014
Estimated compensation cost relating to non-vested service conditions stock option not yet recognized	1,328
Estimated compensation cost relating to non-vested performance conditions stock option not yet recognized	334
Estimated compensation cost relating to non-vested service conditions restricted stock and restricted stock units awards not yet recognized	2,448
Estimated compensation cost relating to non-vested performance conditions restricted stock and restricted stock units awards not yet recognized	1,839
Compensation expense arising from the stock-based arrangements	$ 4,712	$ 4,252	$ 2,476
Weighted average fair value of stock options granted	$ 0.52	$ 1.43	$ 2.54
Weighted average fair value of restricted stock and restricted stock units granted	$ 3.44	$ 3.81	$ 5.15
Non vested stock option remaining contractual term	2 years 11 months 30 days
Dividend Per Share Used For Valuation	$ 0.06	$ 0.06	$ 0.06
Expected term simplified method	The simplified method was used which includes taking the average of the weighted average time to vesting and the contractual term of the option award. The service conditions option awards vest over three years at 33.3%, 33.3% and 33.4% respectively, resulting in a weighted average time to vest of approximately 2 years. The contractual term of the award is 7 years. Utilizing the simplified approach formula, the derived expected term estimate for the Company's service conditions option award is 4.5 years. The performance conditions option awards vest in one year and only upon achievement of the performance criteria.
Expected volatility percentage Service Conditions Awards	43.87%	68.14%	81.52%
Expected Volatility Percentage Performance Conditions Awards	36.59%
Risk free rate Service Conditions Awards	0.68%	0.80%	1.81%
Risk Free Rate Performance Conditions Awards	0.15%

Employee Benefit Plans (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 20, 2012	Dec. 05, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options
Outstanding number of shares beginning of period			3,302,671	2,088,896	1,264,631
Exercised number of shares			(29,251)	(130,578)	(130,577)
Granted number of shares	1,344,357	1,344,353	1,344,357	1,344,353	954,842
Outstanding number of shares end of period			4,617,777	3,302,671	2,088,896	1,264,631
Vested number of shares			901,520	643,824	421,544	286,422
Exercisable number of shares			841,644	522,934	316,279	286,422
Granted weighted average exercise price			$ 3.44	$ 3.81	$ 5.15
Outstanding Weighted Average Exercise Price			$ 4.93	$ 5.52	$ 6.47	$ 7.13
Weighted average remaining term			7 years 10 months 26 days	7 years 9 months 26 days	7 years 11 months 28 days	8 years 0 months 7 days
Outstanding aggregate fair value beginning of period			$ 7,317	$ 5,546	$ 3,282
Exercised aggregate fair value			(36)	(158)	(158)
Granted aggregate fair value			700	1,929	2,422
Outstanding aggregate fair value end of period			7,981	7,317	5,546	3,282
Restricted stock and restricted stock units
Outstanding number of shares						524,137
Granted number of shares			832,028	813,273	567,810
Vested number of shares			(553,846)	(318,644)	(276,879)
Forfeited or expired number of shares			(9,166)	(9,869)	(12,652)
Non Vested			1,556,192	1,287,176	802,416
Weighted average remaining term			1 year 9 months 26 days	2 years 5 months 29 days	2 years 7 months 13 days	2 years 4 months
Outstanding Aggregate Fair Value						2,721
Granted Aggregate Fair Value			2,862	3,098	2,924
Vested Aggregate Fair Value			(2,565)	(1,692)	(1,283)
Forfeited or expired Aggregate Fair Value			(42)	(54)	(61)
Non Vested Aggregate Fair Value			$ 5,908	$ 5,653	$ 4,301

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Letters of guarantee and letters of credit	$ 590	$ 590
Pre-acquisition contingencies relating to VAT-related matters	2,907
Pre-acquisition contingencies relating to withholding tax-related matters	1,703
Pre-acquisition contingencies relating to provisions for claims and others	1,511
Pre-acquisition contingencies relating to income tax-related matters	511
Navios Logistics certain pre-acquisition contingencies	6,632
Liability related to pre-acquisition contingencies	1,039	2,764	4,674
Initial Navios Logistics Guarantee Amount	10,000
Navios Logistics guarantee	12,000
Contractual Obligations Port Expansion Project	7,095
Contractual Obligations Construction Of Two Remaining Tank Barges	3,257
Contractual Obligations Acquisition Of Chartered In Fleet	$ 13,326

Commitments and Contingencies (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Abstract]
December 31, 2013	$ 14,370
December 31, 2014	3,628
December 31, 2015	3,754
December 31, 2016	1,926
Total	$ 23,678

Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Charter hire expense for Navios Holdings chartered-in vessels	$ 112,536	$ 113,550	$ 150,715
Charter hire expense for logistics business chartered-in vessels	3,587	5,910	5,359
Rent expense for office space	$ 2,267	$ 2,229	$ 2,115

Leases (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Charter-in vessels in operation
Operating Leased Assets [Line Items]
2013	$ 97,634
2014	65,223
2015	49,387
2016	46,575
2017	40,380
2018 and thereafter	125,910
Total	425,109
Charter-in vessels to be delivered
Operating Leased Assets [Line Items]
2013	9,025
2014	26,463
2015	26,463
2016	26,535
2017	26,463
2018 and thereafter	116,920
Total	231,869
Office Space
Operating Leased Assets [Line Items]
2013	2,598
2014	2,504
2015	2,436
2016	2,294
2017	2,271
2018 and thereafter	2,615
Total	$ 14,718

Leases (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Logistics business
Property Subject To Or Available For Operating Lease [Line Items]
2013	$ 141,009
2014	91,724
2015	69,002
2016	49,714
2017	11,505
2018 and thereafter	794
Total minimum revenue, net of commissions	363,748
Drybulk Vessels
Property Subject To Or Available For Operating Lease [Line Items]
2013	107,906
2014	34,331
2015	19,721
2016	19,775
2017	19,721
2018 and thereafter	58,810
Total minimum revenue, net of commissions	$ 260,264

Transactions with Related Parties (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Navios Apollon	Dec. 31, 2012 Navios Prosperity	Dec. 31, 2012 Navios Libra	Dec. 31, 2012 Navios Partners USD ($)	Dec. 31, 2011 Navios Partners USD ($)	Dec. 31, 2010 Navios Partners USD ($)	Dec. 31, 2012 Navios Acquisition USD ($)	Dec. 31, 2011 Navios Acquisition USD ($)	Dec. 31, 2010 Navios Acquisition USD ($)	Dec. 31, 2012 Navios Logistics USD ($)	Dec. 31, 2011 Navios Logistics USD ($)	Dec. 31, 2012 Acropolis [Member] USD ($)	Dec. 31, 2011 Acropolis [Member] USD ($)	Dec. 31, 2010 Acropolis [Member] USD ($)	Dec. 31, 2012 Panamax USD ($)	Dec. 31, 2012 Capesize USD ($)	Dec. 31, 2012 Ultra Handymax USD ($)	Dec. 31, 2012 MR2 Product Tanker Chemical Tanker USD ($)	Dec. 31, 2012 LR1 Product Tanker USD ($)	Dec. 31, 2012 VLCC USD ($)
Management Fees Daily Rates [Line Items]
Management Fee Daily Rate																			$ 4,600	$ 5,700	$ 4,700	$ 6,000	$ 7,000	$ 10,000
Related Party Transactions [Line Items]
Commisions paid																48,000	17,000	155,000
Dividends received																140,000	602,000	966,000
Trade accounts payable																115,000	125,000
Related parties events
Terms of reimbursement of fees and expenses under the management agreement								From January 2014 to December 2017			As of March 30, 2012, Navios Acquisition may, upon request, reimburse the manager partially or fully for drydocking and other extraordinary fees and expenses under the management agreement at a later date, but not later than January 4, 2014, bearing interest of 1% over LIBOR. As of September 28, 2012, Navios Acquisition may, upon request, reimburse the manager partially or fully for any fixed management fees outstanding for a period of not more than nine months at a later date, but no later than December 31, 2014, bearing interest of 1% over LIBOR
Drydocking expenses reimbursement											Fixed up to $300 per vessel and at cost for VLCC vessels
Management fees charged								31,689,000	26,343,000	19,746,000	47,043,000	35,678,000	9,752,000
General And Administrative Fees Charged								3,883,000	3,447,000	2,750,000	2,110,000	1,527,000	380,000	600,000	375,000
Date of agreement								Nov 16, 2007			May 28, 2010			Apr 12, 2011
Maturity date of agreement								Dec 31, 2017			May 28, 2015
Term of administrative services management agreement											5 years			5 years
Due from affiliate companies	50,837,000		49,404,000					21,716,000			29,121,000
Long-term receivable from affiliate company	57,701,000										57,701,000
Future Charter Payments Covered Under The Guarantee								76,740,000
Maximum Payout Under Navios Partners Guarantee	20,000,000							20,000,000
Annual Office Rent Expense Navios Holdings	1,256,000	952,000
Expiration Lease Date In Year	2017 and 2019	2017 and 2019
Balance due from affiliates, total	108,538,000		49,404,000
Deferred gain recognised in Equity in net earnings of affiliated companies	12,652,000		12,024,000	18,694,000
Unamortized deferred gain	28,459,000		41,002,000
Limit Of Facility	40,000,000
Interest rate	3.00%	3.00%
Maturity date	Dec 1, 2014	Dec 1, 2014
Loan receivable from affiliate company	35,000,000		40,000,000
Charter Hire Expense From Navios Partners Chartered In Vessels	$ 7,484,000
Charter In Details [Line Items]
Year Built					2,000	2,007	1,995
Lease Agreement Date					Feb 1, 2012	May 1, 2012	Sep 1, 2012
Lease Term In Years					2	1	3
Lease Rate Terms					net daily rate of $12,500 per day for the first year and $13,500 net per day for the second year, plus 50/50 profit sharing based on actual earnings.	net daily rate of $12,000 per day, plus profit sharing. The owners will receive 100% of the first $1,500 in profits above the base rate, and thereafter all profits will be split 50/50 to each party	a net daily rate of $12,500 per day, plus 50/50 profit sharing based on actual earnings.

Preferred and Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	12 Months Ended
	Dec. 20, 2012	Dec. 05, 2011	Dec. 27, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred And Common Stock [Abstract]
Date Of Approval Of shares Repurchase Program				Nov 1, 2008
Limit of approved shares repurchase program				$ 25,000
Shares repurchased amount					221
Shares repurchased (number of shares)					73,651
Exercised number of shares				29,251	130,578	130,577
Exercise price				$ 3.18	$ 3.18
Total amount of shares issued				93	415
Restricted common stock issued number	801,028	784,273
Restricted Stock Units Number	31,000	29,000
Granted number of shares	1,344,357	1,344,353		1,344,357	1,344,353	954,842
Vested Restricted Stock Units Number				24,932	15,264
Restricted shares forfeited upon termination of employment				6,602	8,869
Nominal Value Per Preferred Share Issued						$ 10
Dividend rate of preferred stock				2.00%		2.00%
Preferred Stock Issued Number Of Shares						13,410
Preferred stock repurchased number			13,132
Nominal Amount Of Preferred Stock Repurchased			131,320
Payments For Repurchase Of Convertible Preferred Stock			$ 49,245			$ 49,016
Preferred Stock Shares Issued				8,479	8,479
Common Stock Shares Issued				103,255,409	102,409,364

Interest Expense and Finance Cost, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense And Finance Cost Net [Abstract]
Interest Expense	$ 99,887	$ 101,011	$ 91,527
Amortization of finance charges	6,309	5,198	6,065
Other		972	8,430
Total interest expense and finance cost, net	$ 106,196	$ 107,181	$ 106,022

Disposals of Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Acquisitions And Disposals [Line Items]
Cash consideration received	$ 372,000
Book value of vessel	(1,746,493)	(1,767,946)
Gain on sale of assets	323	38,822	55,432
Navios Buena Ventura
Significant Acquisitions And Disposals [Line Items]
Cash consideration received	67,500
Book value of vessel	(67,068)
Total gain	432
Deferred gain	(109)
Gain on sale of assets	323
Navios Luz
Significant Acquisitions And Disposals [Line Items]
Cash consideration received		71,975
Shares consideration received		6,000
Book value of vessel		(53,548)
Total gain		24,427
Deferred gain		(6,623)
Gain on sale of assets		17,804
Navios Orbiter
Significant Acquisitions And Disposals [Line Items]
Cash consideration received		47,984
Shares consideration received		4,000
Book value of vessel		(23,198)
Total gain		28,786
Deferred gain		(7,804)
Gain on sale of assets		20,982
Navios Hyperion
Significant Acquisitions And Disposals [Line Items]
Cash consideration received	63,000		63,000
Book value of vessel			(25,168)
Total gain			37,832
Deferred gain			(13,996)
Gain on sale of assets			23,836
Navios Aurora II
Significant Acquisitions And Disposals [Line Items]
Cash consideration received	90,000		90,000
Shares consideration received			20,326
Book value of vessel			(109,508)
Total gain			818
Deferred gain			(271)
Gain on sale of assets			547
Navios Pollux
Significant Acquisitions And Disposals [Line Items]
Cash consideration received	110,000		110,000
Book value of vessel			(107,452)
Total gain			2,548
Deferred gain			(797)
Gain on sale of assets			1,751
Navios Melodia
Significant Acquisitions And Disposals [Line Items]
Cash consideration received			72,100
Shares consideration received			6,687
Book value of vessel			(68,757)
Total gain			10,030
Deferred gain			(2,876)
Gain on sale of assets			7,154
Navios Fulvia
Significant Acquisitions And Disposals [Line Items]
Cash consideration received			89,900
Shares consideration received			8,284
Book value of vessel			(67,211)
Total gain			30,973
Deferred gain			(8,880)
Gain on sale of assets			22,093
Vanessa
Significant Acquisitions And Disposals [Line Items]
Cash consideration received			18,250
Book value of vessel			(18,250)
Other assets
Significant Acquisitions And Disposals [Line Items]
Gain on sale of assets		$ 36	$ 51

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net book value of long-lived assets	$ 1,746,493	$ 1,767,946
Drybulk Vessel Operations
Segment Reporting Information [Line Items]
Net book value of long-lived assets	1,386,726	1,415,225
Logistics Business
Segment Reporting Information [Line Items]
Net book value of long-lived assets	$ 356,039	$ 350,090

Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenue	$ 616,494	$ 689,355	$ 679,918
(Loss)/gain on derivatives	(196)	(165)	4,064
Interest income	2,717	4,120	3,642
Interest expense and finance cost, net	(106,196)	(107,181)	(106,022)
Depreciation and amortization	(108,206)	(107,395)	(101,793)
Equity in net earnings of affiliated companies	48,228	35,246	40,585
Net income attributable to Navios Holdings common stockholders	175,485	40,811	145,757
Total assets	2,941,462	2,913,824	3,676,767
Goodwill	160,336	160,336	175,057
Capital expenditures	(57,690)	(193,956)	(582,777)
Investments In Affiliates	197,291	117,088	18,695
Cash and cash equivalents	257,868	171,096	207,410	173,933
Restricted cash (including current and non current portion)	24,704	6,399	53,577
Long term debt (including current and non current portion)	1,358,212	1,453,557	2,075,910
Drybulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	369,461	429,538	458,377
(Loss)/gain on derivatives	(196)	(165)	4,064
Interest income	2,329	2,899	2,568
Interest income from investments in finance leases			877
Interest expense and finance cost, net	(86,139)	(81,379)	(85,720)
Depreciation and amortization	(81,267)	(76,734)	(69,458)
Equity in net earnings of affiliated companies	48,228	35,246	40,585
Net income attributable to Navios Holdings common stockholders	175,388	77,717	151,241
Total assets	2,490,929	2,478,400	2,141,770
Goodwill	56,240	56,240	56,239
Capital expenditures	(40,024)	(115,830)	(387,310)
Investments In Affiliates	197,291	117,088	18,695
Cash and cash equivalents	212,330	130,567	106,846
Restricted cash (including current and non current portion)	24,704	6,399	19,214
Long term debt (including current and non current portion)	1,157,614	1,252,889	1,239,070
Logistics Business
Segment Reporting Information [Line Items]
Revenue	247,033	234,687	187,973
Interest income	388	843	297
Interest expense and finance cost, net	(20,057)	(17,074)	(4,526)
Depreciation and amortization	(26,939)	(22,616)	(22,215)
Net income attributable to Navios Holdings common stockholders	97	(125)	5,600
Total assets	450,533	435,424	548,382
Goodwill	104,096	104,096	104,096
Capital expenditures	(17,666)	(70,598)	(15,885)
Cash and cash equivalents	45,538	40,529	39,204
Restricted cash (including current and non current portion)		0	564
Long term debt (including current and non current portion)	200,598	200,668	127,422
Tanker Vessel Operations
Segment Reporting Information [Line Items]
Revenue		25,130	33,568
Interest income		378	777
Interest expense and finance cost, net		(8,728)	(15,776)
Depreciation and amortization		(8,045)	(10,120)
Net income attributable to Navios Holdings common stockholders		(36,781)	(11,084)
Total assets			986,615
Goodwill			14,722
Capital expenditures		(7,528)	(179,582)
Cash and cash equivalents			61,360
Restricted cash (including current and non current portion)			33,799
Long term debt (including current and non current portion)			$ 709,418

Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information [Abstract]
North America	$ 14,622	$ 20,157	$ 22,856
Europe	127,521	144,846	119,286
Asia	225,366	283,275	335,039
South America	247,033	234,688	193,830
Other	1,952	6,389	8,907
Total	$ 616,494	$ 689,355	$ 679,918

Earnings Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income attributable to Navios Holdings common stockholders	$ 175,485	$ 40,811	$ 145,757
Dividend on Preferred Stock	(1,705)	(1,696)	(2,450)
Income available to Navios Holdings common stockholders, basic	173,780	39,115	143,307
Dividend on Preferred Stock	1,705	1,696	2,450
Interest on convertible debt and amortization of convertible bond discount			1,121
Income available to Navios Holdings common stockholders, diluted	$ 175,485	$ 40,811	$ 146,878
Denominator
Denominator for basic net income per share attributable to Navios Holdings stockholders-weighted average shares	101,232,720	100,926,448	100,518,880
Dilutive potential common shares	1,322,038	918,204	735,316
Convertible preferred stock and convertible debt	8,479,000	8,479,000	14,928,160
Dilutive effect of securities	9,801,038	9,397,204	15,663,476
Denominator for diluted net income per share attributable to Navios Holdings stockholders - adjusted weighted shares and assumed conversions	111,033,758	110,323,652	116,182,356
Basic net earnings per share attributable to Navios Holdings common stockholders	$ 1.72	$ 0.39	$ 1.43
Diluted net earnings per share attributable to Navios Holdings common stockholders	$ 1.58	$ 0.37	$ 1.26

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Minimum Amount Of Imported Currency For Annual Contribution	$ 50
Argentinean Income Tax Rate	35.00%
Argentean tax on corporate assets	1.00%
Average tax rates on gross revenues for Argentinean subsidiaries	4.72%	4.20%
Income Tax Rate Brazil	34.00%
Income Tax Rate Paraguay	10.00%
Open tax years	Kleimar's open tax years are 2006 and onwards. Argentinean companies have open tax years ranging from 2006 and onwards and Paraguayan and Brazilian companies have open tax years ranging from 2007 and onwards.

Noncontrolling Interest (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	0 Months Ended	3 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Jul. 25, 2011	Sep. 10, 2010	Mar. 30, 2011	May 28, 2010	Nov. 04, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 17, 2010
Noncontrolling Interest [Abstract]
Release of cash contingent consideration for Navios Logistics									$ 2,500
Release of contingent consideration in shares for Navios Logistics									504
Navios Logistics Release Escrow Shares								10,869
Percentage of Navios Holdings ownership in Navios Logistics						63.80%
Number of Common stock of Navios Acquisition exchanged for Navios Acquisition nonvoting Series C preferred stock by Navios Holdings			7,676,000
Fair Value Of The Share Exchange			30,474
Navios Holdings economic interest in Navios Acquisition			53.70%			53.96%
Subsidiary Or Equity Method Investee Cumulative Percentage Ownership After All Transactions			45.00%	57.30%		45.24%
Vlcc Acquisition Shares Deposited In Escrow		1,378,122
Vlcc Acquisition Escrow Shares Released To Sellers					1,160,963
Navios Acquisition shares returned to Navios Acquistion and cancelled					217,159
Navios Logistics - acquisition of noncontrolling interest (including transaction expenses)	8,638						(8,638)
Navios Logistics - acquisition of noncntrolling interest, net of transaction expenses	8,500
Indebtedness repaid upon acquisition of Navios Logistics noncontrolling interest in joint ventures	$ 53,155

Investment in Available For Sale Securities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Cash consideration received	$ 372,000
Total consideration received from sale	417,000
Number Shares Received For Disposal	2,470,505
Number Shares Common Units From Subordinated Units Conversion	7,621,843
Conversion Date Subordinated To Common Units Navios Partners	Jan 1, 2012
Reclassification of investments in available for sale securities to investments in affiliates (Note 9)	82,572
Reclassification of accumulated other comprehensive income to investments in affiliates (Note 9)	6,158
Investments In Available For Sale Securities	559	82,904
Unrealized holding gains included in Other comprehensive income	(558)	6,166	32,624
Number of KLC shares held at year end	138,479	11,413
Carrying value of KLC shares	559	332
Navios Fulvia Navios Melodia [Member]
Property Plant And Equipment [Line Items]
Date of disposal	Nov 15, 2010
Cash consideration received	162,000
Total consideration received from sale	176,971
Number Shares Received For Disposal	788,370
Navios Aurora Ii [Member]
Property Plant And Equipment [Line Items]
Date of disposal	Mar 18, 2010
Cash consideration received	90,000		90,000
Total consideration received from sale	110,000
Number Shares Received For Disposal	1,174,219
Navios Luz Navios Orbiter [Member]
Property Plant And Equipment [Line Items]
Date of disposal	May 19, 2011
Cash consideration received	120,000
Total consideration received from sale	$ 130,000
Number Shares Received For Disposal	507,916

Other Income and Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other Income And Expenses [Abstract]
Credit Default Insurance Restructuring Date	Nov 15, 2012
One-time upfront cash payment from insurance restructuring	$ 175,433
Maximum Payout Under Navios Partners Guarantee	20,000
Portion of cash payment to other income	168,013
Portion of cash payment to revenue	7,420
Write off of liability to other income in relation to insurance restructuring	$ 21,592

Other Financial Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Navios Maritime Holdings Inc. Issuer	Dec. 31, 2010 Navios Maritime Holdings Inc. Issuer	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2010 Guarantor Subsidiaries	Dec. 31, 2011 Non Guarantor Subsidiaries	Dec. 31, 2010 Non Guarantor Subsidiaries
Line Items
Impact of revision in cash flows from operating activities		$ 5,034	$ (39,894)	$ 68,000	$ 231,039	$ (44,125)	$ (145,994)
Impact of revision in cash flows from investing activities		(26,857)	(77,038)			(752)	(6,151)
Impact of revision in cash flows from financing activities		$ 21,823	$ 116,932	$ (68,000)	$ (231,039)	$ 44,877	$ 152,145
Senior Notes Issuance Date	Jan 28, 2011
Ship Mortgage Notes Issuance Dates	November 2, 2009 and July 10, 2012
Percentage in all subsidiaries except for Navios Logistics	100.00%

Other Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line Items
Revenue	$ 616,494	$ 689,355	$ 679,918
Time charter, voyage and logistics business expenses	(269,279)	(273,312)	(285,742)
Direct vessel expenses	(117,790)	(117,269)	(97,925)
General and administrative expenses	(51,331)	(52,852)	(58,604)
Depreciation and amortization	(108,206)	(107,395)	(101,793)
Interest income, expense and finance cost, net	(103,479)	(103,061)	(102,380)
(Loss)/gain on derivatives	(196)	(165)	4,064
Gain on sale of assets	323	38,822	55,432
(Loss)/gain on change in control		(35,325)	17,742
Loss on bond extinguishment		(21,199)
Other (expense)/income, net	161,110	(11,569)	(5,614)
(Loss)/income before equity in net earnings of affiliated companies	127,646	6,030	105,098
Equity in net earnings of affiliated companies	48,228	35,246	40,585
Income before taxes	175,874	41,276	145,683
Income tax (expense)/benefit	(312)	56	(414)
Net Income	175,562	41,332	145,269
Less: Net (income)/loss attributable to the noncontrolling interest	(77)	(506)	488
Preferred stock dividends of subsidiary		(27)
Preferred stock dividends attributable to the noncontrolling interest		12
Net income attributable to Navios Holdings common stockholders	175,485	40,811	145,757
Other comprehensive (loss)/income [Abstract]
Unrealized holding (loss)/gain on investments in-available-for-sale securities	(566)	(26,458)	17,468
Reclassification to investments in affiliates	(6,158)
Total other comprehensive (loss)/income	(6,724)	(26,458)	17,468
Total comprehensive income	168,838	14,859	162,737
Comprehensive (income)/loss attributable to noncontrolling interest	(77)	(506)	488
Total other comprehensive income attributable to Navios Holdings common stockholders	168,761	14,353	163,225
Navios Maritime Holdings Inc. Issuer
Line Items
General and administrative expenses	(12,391)	(15,473)	(15,661)
Depreciation and amortization	(2,818)	(2,810)	(2,811)
Interest income, expense and finance cost, net	(70,757)	(61,376)	(70,040)
(Loss)/gain on derivatives			5,888
(Loss)/gain on change in control		(35,325)	17,742
Loss on bond extinguishment		(21,199)
Other (expense)/income, net	(276)	181	3,891
(Loss)/income before equity in net earnings of affiliated companies	(86,242)	(136,002)	(60,991)
Income/(loss) from subsidiaries	228,833	155,325	185,446
Equity in net earnings of affiliated companies	32,894	21,488	21,302
Income before taxes	175,485	40,811	145,757
Net Income	175,485	40,811	145,757
Net income attributable to Navios Holdings common stockholders	175,485	40,811	145,757
Other comprehensive (loss)/income [Abstract]
Unrealized holding (loss)/gain on investments in-available-for-sale securities	(566)	(26,458)	17,468
Reclassification to investments in affiliates	(6,158)
Total other comprehensive (loss)/income	(6,724)	(26,458)	17,468
Total comprehensive income	168,761	14,353	163,225
Total other comprehensive income attributable to Navios Holdings common stockholders	168,761	14,353	163,225
Guarantor Subsidiaries
Line Items
Revenue	364,364	408,756	430,714
Time charter, voyage and logistics business expenses	(162,273)	(163,809)	(202,526)
Direct vessel expenses	(45,484)	(40,819)	(30,065)
General and administrative expenses	(24,003)	(22,320)	(20,801)
Depreciation and amortization	(77,281)	(70,221)	(61,763)
Interest income, expense and finance cost, net	(12,357)	(15,831)	(9,478)
(Loss)/gain on derivatives	(196)	(165)	(1,824)
Gain on sale of assets	323	38,787	55,379
Other (expense)/income, net	169,138	(2,203)	(1,352)
(Loss)/income before equity in net earnings of affiliated companies	212,231	132,175	158,284
Income/(loss) from subsidiaries	1,547	9,838	15,221
Equity in net earnings of affiliated companies	13,002	12,451	18,059
Income before taxes	226,780	154,464	191,564
Income tax (expense)/benefit	(277)	(292)	(350)
Net Income	226,503	154,172	191,214
Net income attributable to Navios Holdings common stockholders	226,503	154,172	191,214
Other comprehensive (loss)/income [Abstract]
Total comprehensive income	226,503	154,172	191,214
Total other comprehensive income attributable to Navios Holdings common stockholders	226,503	154,172	191,214
Non Guarantor Subsidiaries
Line Items
Revenue	252,130	280,599	249,204
Time charter, voyage and logistics business expenses	(107,006)	(109,503)	(83,216)
Direct vessel expenses	(72,306)	(76,450)	(67,860)
General and administrative expenses	(14,937)	(15,059)	(22,142)
Depreciation and amortization	(28,107)	(34,364)	(37,219)
Interest income, expense and finance cost, net	(20,365)	(25,854)	(22,862)
Gain on sale of assets		35	53
Other (expense)/income, net	(7,752)	(9,547)	(8,153)
(Loss)/income before equity in net earnings of affiliated companies	1,657	9,857	7,805
Equity in net earnings of affiliated companies	2,332	1,307	1,224
Income before taxes	3,989	11,164	9,029
Income tax (expense)/benefit	(35)	348	(64)
Net Income	3,954	11,512	8,965
Less: Net (income)/loss attributable to the noncontrolling interest	(77)	(506)	488
Preferred stock dividends of subsidiary		27
Preferred stock dividends attributable to the noncontrolling interest		(12)
Net income attributable to Navios Holdings common stockholders	3,877	10,991	9,453
Other comprehensive (loss)/income [Abstract]
Total comprehensive income	3,954	11,497	8,965
Comprehensive (income)/loss attributable to noncontrolling interest	(77)	(506)	488
Total other comprehensive income attributable to Navios Holdings common stockholders	3,877	10,991	9,453
Eliminations
Line Items
Income/(loss) from subsidiaries	(230,380)	(165,163)	(200,667)
Income before taxes	(230,380)	(165,163)	(200,667)
Net Income	(230,380)	(165,163)	(200,667)
Net income attributable to Navios Holdings common stockholders	(230,380)	(165,163)	(200,667)
Other comprehensive (loss)/income [Abstract]
Total comprehensive income	(230,380)	(165,163)	(200,667)
Total other comprehensive income attributable to Navios Holdings common stockholders	$ (230,380)	$ (165,163)	$ (200,667)

Other Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets [Abstract]
Cash and cash equivalents	$ 257,868	$ 171,096	$ 207,410	$ 173,933
Restricted cash	24,704	6,399
Accounts receivable, net	85,721	101,386
Due from affiliate companies	50,837	49,404
Prepaid expenses and other current assets	51,437	42,689
Total current assets	470,567	370,974
Deposit for vessel acquisitions		63,814
Vessels, port terminal and other fixed assets, net	1,746,493	1,767,946
Loan receivable from affiliate company	35,000	40,000
Investments In Affiliates	197,291	117,088	18,695
Investments In Available For Sale Securities	559	82,904
Long-term receivable from affiliate company	57,701
Other long term assets	64,457	67,489
Goodwill and other intangibles	369,394	403,609
Total non-current assets	2,470,895	2,542,850
Total assets	2,941,462	2,913,824
Current Liabilities [Abstract]
Accounts payable	63,921	52,113
Dividends Payable		6,149	7,214
Accrued expenses	75,681	63,870
Deferred income and cash received in advance	15,326	28,557
Current portion of capital lease obligations	1,353	31,221
Current portion of long term debt	33,095	70,093
Total current liabilities	189,376	252,003
Long term debt, net of current portion	1,325,117	1,383,464
Capital lease obligations, net of current portion	23,759
Unfavorable lease terms	32,006	44,825
Other long term liabilities and deferred income	29,643	38,212
Deferred tax liability	18,522	19,628
Total non-current liabilities	1,429,047	1,486,129
Total liabilities	1,618,423	1,738,132
Noncontrolling interest	116,663	116,586
Total Navios Holdings' stockholders' equity	1,206,376	1,059,106
Total liabilities and stockholders' equity	2,941,462	2,913,824
Navios Maritime Holdings Inc. Issuer
Current assets [Abstract]
Cash and cash equivalents	79,213	74,160	6,323	115,535
Restricted cash	14,278	2,597
Intercompany receivables	49,852	77,997
Due from affiliate companies	1,300	1,300
Total current assets	144,643	156,054
Loan receivable from affiliate company	35,000	40,000
Investments in subsidiaries	1,626,699	1,397,866
Investments In Affiliates	187,008	107,127
Investments In Available For Sale Securities		82,572
Other long term assets	16,212	15,543
Goodwill and other intangibles	95,183	98,001
Total non-current assets	1,960,102	1,741,109
Total assets	2,104,745	1,897,163
Current Liabilities [Abstract]
Dividends Payable		6,149
Accrued expenses	18,142	16,878
Current portion of long term debt	5,433	7,382
Total current liabilities	23,575	30,409
Long term debt, net of current portion	874,794	807,648
Total non-current liabilities	874,794	807,648
Total liabilities	898,369	838,057
Total Navios Holdings' stockholders' equity	1,206,376	1,059,106
Total liabilities and stockholders' equity	2,104,745	1,897,163
Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	133,116	56,406	94,689	28,777
Restricted cash	10,426	3,802
Accounts receivable, net	56,599	69,536
Due from affiliate companies	49,974	50,254
Prepaid expenses and other current assets	27,502	28,503
Total current assets	277,617	208,501
Deposit for vessel acquisitions		63,814
Vessels, port terminal and other fixed assets, net	1,390,455	1,349,622
Investments in subsidiaries	276,042	274,494
Investments In Affiliates	442	233
Investments In Available For Sale Securities	559	332
Long-term receivable from affiliate company	57,701
Other long term assets	29,077	33,882
Goodwill and other intangibles	110,690	137,649
Total non-current assets	1,864,966	1,860,026
Total assets	2,142,583	2,068,527
Current Liabilities [Abstract]
Accounts payable	25,440	28,529
Accrued expenses	40,411	30,809
Deferred income and cash received in advance	12,322	23,235
Intercompany payables	115,335	105,160
Current portion of long term debt	27,593	54,142
Total current liabilities	221,101	241,875
Long term debt, net of current portion	249,794	352,717
Unfavorable lease terms	32,006	44,825
Other long term liabilities and deferred income	19,211	35,140
Total non-current liabilities	301,011	432,682
Total liabilities	522,112	674,557
Total Navios Holdings' stockholders' equity	1,620,471	1,393,970
Total liabilities and stockholders' equity	2,142,583	2,068,527
Non Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	45,539	40,530	106,398	29,621
Accounts receivable, net	29,122	31,850
Intercompany receivables	71,379	65,247
Prepaid expenses and other current assets	23,935	14,186
Total current assets	169,975	151,813
Vessels, port terminal and other fixed assets, net	356,038	418,324
Investments In Affiliates	9,841	9,728
Other long term assets	19,168	18,064
Goodwill and other intangibles	163,521	167,959
Total non-current assets	548,568	614,075
Total assets	718,543	765,888
Current Liabilities [Abstract]
Accounts payable	38,481	23,584
Accrued expenses	17,128	16,183
Deferred income and cash received in advance	3,004	5,322
Intercompany payables	5,896	38,084
Due to affiliate companies	437	2,150
Current portion of capital lease obligations	1,353	31,221
Current portion of long term debt	69	8,569
Total current liabilities	66,368	125,113
Long term debt, net of current portion	200,529	223,099
Capital lease obligations, net of current portion	23,759
Other long term liabilities and deferred income	10,432	3,072
Deferred tax liability	18,522	19,628
Total non-current liabilities	253,242	245,799
Total liabilities	319,610	370,912
Noncontrolling interest	116,663	116,586
Total Navios Holdings' stockholders' equity	282,270	278,390
Total liabilities and stockholders' equity	718,543	765,888
Eliminations
Current assets [Abstract]
Intercompany receivables	(121,231)	(143,244)
Due from affiliate companies	(437)	(2,150)
Total current assets	(121,668)	(145,394)
Investments in subsidiaries	(1,902,741)	(1,672,360)
Total non-current assets	(1,902,741)	(1,672,360)
Total assets	(2,024,409)	(1,817,754)
Current Liabilities [Abstract]
Intercompany payables	(121,231)	(143,244)
Due to affiliate companies	(437)	(2,150)
Total current liabilities	(121,668)	(145,394)
Total liabilities	(121,668)	(145,394)
Total Navios Holdings' stockholders' equity	(1,902,741)	(1,672,360)
Total liabilities and stockholders' equity	$ (2,024,409)	$ (1,817,754)

Other Financial Information (Details 4) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 27, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line Items
Net cash provided by/(used in) operating activities		$ 233,846	$ 106,643	$ 188,641
INVESTING ACTIVITIES [Abstract]
Deconsolidation of Navios Acquisition			(72,425)
Acquisition of subsidiary, net of cash acquired				(98,913)
Cash Acquired From Acquisition		33
Acquisition of General Partner units		(1,472)	(2,052)	(6,151)
Proceeds from sale of assets		67,500	120,000	484,082
Decrease in restricted cash			778	67,659
Receipts from investment in finance lease				180
Loan proceeds to affiliate company		(11,120)	(33,609)
Loan repayment from affiliate company		10,000	6,000
Deposits for vessel acquisitions			(66,769)	(343,243)
Acquisition of vessels		(38,357)	(56,059)	(222,773)
Purchase of property, equipment and other fixed assets		(19,333)	(71,128)	(16,761)
Net cash provided by/(used in) investing activities		7,251	(175,264)	(135,920)
FINANCING ACTIVITIES [Abstract]
Proceeds from long term loans, net of finance costs		50,372	83,612	443,176
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs		84,965	534,188	400,000
Repayment of long-term debt and payment of principal		(236,178)	(248,487)	(804,397)
Repayment of senior notes			(300,000)
Payments of obligations under capital leases		(1,519)	(1,040)
Proceeds from warrant exercise				(2,060)
(Increase)/decrease in restricted cash		(19,623)	(284)	17,662
Dividends to noncontrolling shareholders				(470)
Acquisition of noncontrolling interest			(8,638)
Repurchase of preferred stock	(49,245)			(49,016)
Preferred shares issuance costs				(1,819)
Repurchase of convertible bond				(29,100)
Issuance of common stock		93	415	415
Dividends paid		(32,435)	(27,238)	(27,037)
Proceeds from equity offering, net of fees				33,402
Acquisition of treasury stock			(221)
Net cash (used in)/provided by financing activities		(154,325)	32,307	(19,244)
Increase/(decrease) in cash and cash equivalents		86,772	(36,314)	33,477
Cash and cash equivalents, beginning of year		171,096	207,410	173,933
Cash and cash equivalents, end of year		257,868	171,096	207,410
Navios Maritime Holdings Inc. Issuer
Line Items
Net cash provided by/(used in) operating activities		28,203	54,896	136,451
INVESTING ACTIVITIES [Abstract]
Acquisition of subsidiary, net of cash acquired				(140,268)
Decrease in restricted cash				65,324
Loan proceeds to affiliate company		(5,000)	(33,609)
Loan repayment from affiliate company		10,000	6,000
Net cash provided by/(used in) investing activities		5,000	(27,609)	(74,944)
FINANCING ACTIVITIES [Abstract]
Proceeds from long term loans, net of finance costs			18,578	30,448
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs		84,965	340,981
Repayment of long-term debt and payment of principal		(23,405)	(28,064)	(156,925)
Repayment of senior notes			(300,000)
(Increase)/decrease in restricted cash		(11,681)	13,129	20,616
Repurchase of preferred stock				(49,016)
Preferred shares issuance costs				(14)
Repurchase of convertible bond				(29,100)
Issuance of common stock		93	415	415
Dividends paid		(32,435)	(26,091)	(27,037)
Acquisition of treasury stock			(221)
Transfer to/from group subsidiaries		(45,687)	21,823	39,894
Net cash (used in)/provided by financing activities		(28,150)	40,550	(170,719)
Increase/(decrease) in cash and cash equivalents		5,053	67,837	(109,212)
Cash and cash equivalents, beginning of year		74,160	6,323	115,535
Cash and cash equivalents, end of year		79,213	74,160	6,323
Guarantor Subsidiaries
Line Items
Net cash provided by/(used in) operating activities		177,162	24,979	(34,282)
INVESTING ACTIVITIES [Abstract]
Proceeds from sale of assets		67,500	120,000	484,082
Receipts from investment in finance lease				180
Loan proceeds to affiliate company		(6,120)
Deposits for vessel acquisitions			(63,774)	(252,228)
Acquisition of vessels		(38,357)	(51,526)	(91,253)
Purchase of property, equipment and other fixed assets		(1,667)	(530)	(876)
Net cash provided by/(used in) investing activities		21,356	4,170	139,905
FINANCING ACTIVITIES [Abstract]
Proceeds from long term loans, net of finance costs		50,372	62,002	230,569
Repayment of long-term debt and payment of principal		(181,703)	(48,646)	(36,537)
(Increase)/decrease in restricted cash		(7,942)	(12,788)	(2,704)
Transfer to/from group subsidiaries		17,465	(68,000)	(231,039)
Net cash (used in)/provided by financing activities		(121,808)	(67,432)	(39,711)
Increase/(decrease) in cash and cash equivalents		76,710	(38,283)	65,912
Cash and cash equivalents, beginning of year		56,406	94,689	28,777
Cash and cash equivalents, end of year		133,116	56,406	94,689
Non Guarantor Subsidiaries
Line Items
Net cash provided by/(used in) operating activities		28,481	28,068	86,472
INVESTING ACTIVITIES [Abstract]
Deconsolidation of Navios Acquisition			(72,425)
Acquisition of subsidiary, net of cash acquired				(35,683)
Cash Acquired From Acquisition		33
Acquisition of General Partner units		(1,472)	(2,052)	(6,151)
Decrease in restricted cash			778	2,335
Deposits for vessel acquisitions			(2,995)	(91,015)
Acquisition of vessels			(4,533)	(131,520)
Purchase of property, equipment and other fixed assets		(17,666)	(70,598)	(15,885)
Net cash provided by/(used in) investing activities		(19,105)	(151,825)	(277,919)
FINANCING ACTIVITIES [Abstract]
Proceeds from long term loans, net of finance costs			3,032	182,159
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs			193,207	400,000
Repayment of long-term debt and payment of principal		(31,070)	(171,777)	(610,935)
Payments of obligations under capital leases		(1,519)	(1,040)
Proceeds from warrant exercise				74,978
(Increase)/decrease in restricted cash			(625)	(250)
Dividends to noncontrolling shareholders				(470)
Acquisition of noncontrolling interest			(8,638)
Preferred shares issuance costs				(1,805)
Dividends paid			(2,447)
Proceeds from equity offering, net of fees				33,402
Transfer to/from group subsidiaries		28,222	46,177	191,145
Net cash (used in)/provided by financing activities		(4,367)	57,889	268,224
Increase/(decrease) in cash and cash equivalents		5,009	(65,868)	76,777
Cash and cash equivalents, beginning of year		40,530	106,398	29,621
Cash and cash equivalents, end of year		45,539	40,530	106,398
Eliminations
Line Items
Net cash provided by/(used in) operating activities			(1,300)
INVESTING ACTIVITIES [Abstract]
Acquisition of subsidiary, net of cash acquired				77,038
Net cash provided by/(used in) investing activities				77,038
FINANCING ACTIVITIES [Abstract]
Proceeds from warrant exercise				(77,038)
Dividends paid			1,300
Net cash (used in)/provided by financing activities			$ 1,300	$ (77,038)

Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Aug. 07, 2007	Mar. 30, 2011	May 28, 2010	Dec. 31, 2012
Subsequent Event [Line Items]
Navios Holdings economic interest in Navios Acquisition		53.70%		53.96%
Navios Holdings voting interest in Navios Acquisition		45.00%	57.30%	45.24%
General Partner Interest	2.00%
Dividend received from Navios Acquistion
Subsequent Event [Line Items]
Subsequent Event Date				Jan 4, 2013
Subsequent Event Amount				1,300
Navios Partners Public Offering
Subsequent Event [Line Items]
Subsequent Event Date				Feb 6, 2013
Subsequent Event Amount				1,494
Price Per Share				14.15
Gross Proceeds Raised By Affiliate				73,226
Net Proceeds Raised By Affiliate				69,646
Shares Issued By Affiliate				5,175,000
Shares Purchased				105,613
General Partner Interest				2.00%
Equity Method Investment Ownership Percentage				23.40%
Navios Logistics Acquisition of Energias
Subsequent Event [Line Items]
Subsequent Event Date				Mar 19, 2013
Subsequent Event Amount				2,000
Dividend received from Navios Partners
Subsequent Event [Line Items]
Subsequent Event Date				Feb 14, 2013
Subsequent Event Amount				7,342
Dividend paid
Subsequent Event [Line Items]
Subsequent Event Date				Mar 27, 2013
Dividend Paid Per Share				0.06
Dividend Approval Date				Feb 15, 2013
Dividend Record Date				Mar 20, 2013
Navios Acquisition Offerings
Subsequent Event [Line Items]
Subsequent Event Date				Feb 26, 2013
Subsequent Event Amount				50,001
Price Per Share				2.85
Gross Proceeds Raised By Affiliate				100,453
Shares Issued By Affiliate				35,246,791
Shares Purchased				17,544,300
Navios Holdings economic interest in Navios Acquisition				52.20%
Navios Holdings voting interest in Navios Acquisition				47.40%
Navios Logistics Senior Notes issuance
Subsequent Event [Line Items]
Subsequent Event Date				Mar 7, 2013
Subsequent Event Amount				90,000
Notes Issued Price At Premium				103.75%